                                                      Registration No. 333-76931
          As filed with the Securities and Exchange Commission on April 18, 2002

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3

                                   ----------

                              LLAC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (Name of Depositor)
                               175 Berkeley Street
                           Boston, Massachusetts 02117
          (Complete Address of Depositor's Principal Executive Office)
                                 John A. Tymochko
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               175 Berkeley Street
                           Boston, Massachusetts 02117


                (Name and Complete Address of Agent for Service)
Copies to:
Joan E. Boros, Esq.                 William J. O'Connell, Esq.
Christopher S. Petito, Esq.         Assistant General Counsel and Assistant
Jorden Burt, LLP                    Secretary


                                    Liberty Life Assurance Company of Boston
1025 Thomas Jefferson Street, N.W.  175 Berkeley Street
Washington, D.C.  20007-5201        Boston, Massachusetts 02117

Securities being offered - variable portion of flexible premium variable life insurance contracts.

                                   ----------

              It is proposed that this filing will become effective
                             (check appropriate box)

              ___ immediately upon filing pursuant to paragraph (b)
              _X_ on May 1, 2002 pursuant to paragraph (b)
              ___ 60 days after filing pursuant to paragraph (a) (1)
              ___ on (date) pursuant to paragraph (a) (1)
              ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


Pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933.

--------------------------------------------------------------------------------

                       CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in Prospectus of information required by Items of Form N-8B-2.

Item Number in Form N-8B-2
Caption in Prospectus

                      ORGANIZATION AND GENERAL INFORMATION
                      ------------------------------------

1.    (a)   Name of trust.....................................................     Cover, Definitions

      (b)   Title of each class of securities issued..........................     Cover, Purchase of Contract and
                                                                                   Allocation of Premiums

2.    Name & address of each depositor........................................     Cover, Liberty Life Assurance
                                                                                   Company of Boston

3.    Name & address of custodian.............................................     Variable Account

4.    Name & address of principal underwriter.................................     Distribution of Contracts

5.    State in which organized................................................     Variable Account

6.    Date of organization....................................................     Variable Account

9.    Material litigation.....................................................     Legal Proceedings

          GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST

General Information Concerning Securities and Rights of Holders
---------------------------------------------------------------

10.   (a), (b)Type of Securities..............................................     Cover, Purchase of Contract and
                                                                                   Allocation of Premiums

      (c)   Rights of security holders........................................     Cover, Amount Payable on
            re: withdrawal or redemption                                           Surrender of the Contract,
                                                                                   Contract Loans, Cancellation

      (d)   Rights of security holders........................................     Cover, Cancellation, Amount
            re: conversion, transfer or partial withdrawal                         Payable on Surrender of the
                                                                                   Contract, Partial Withdrawals,
                                                                                   Allocation of Premiums,
                                                                                   Transfer of Account Value

      (e)   Rights of security holders........................................     Termination and Grace Period,
            re: lapses, default, & reinstatement                                   Reinstatement

      (f)   Provisions re: voting rights......................................     Voting Rights

      (g)   Notice to security holders........................................     Periodic Reports to Contract Owners

      (h)   Consent of security holders.......................................     Additions, Deletions, and
                                                                                   Substitutions of Securities,
                                                                                   Allocation of Premiums

      (i)   Other principal features..........................................     Deductions and Charges,
                                                                                   Contract Benefits and
                                                                                   Rights, Account Value

Information Concerning Securities Underlying Trust's Securities
---------------------------------------------------------------

11. Unit of specified securities in which security holders have an interest        Cover, Portfolios

12.   (a)-(d) Name of company, name & address of its custodian................     Cover, Portfolios


Information Concerning Loads, Fees, Charges & Expenses
------------------------------------------------------

13.   (a)   With respect to each load, fee, charge & expense..................     Deductions and Charges

      (b)   Deductions for sales charges......................................     Withdrawal Charge

      (c)   Sales load as percentage of amount invested.......................     Withdrawal Charge

      (d)-(g) Other loads, fees & expenses....................................     Deductions and Charges


Information Concerning Operation of Trust
-----------------------------------------

14.   Procedure for applications for & issuance of trust's securities.........     Application for a Contract,
                                                                                   Allocation of Premiums,
                                                                                   Distribution of Contracts

15.   Procedure for receipt of payments from purchases of trust's securities..     Application for a Contract,
                                                                                   Allocation of Premiums,
                                                                                   Premiums, Transfer of Account
                                                                                   Value

16.   Acquisition and disposition of underlying securities....................     Cover, Portfolios

17.   (a)   Procedure for withdrawal..........................................     Cover, Amount Payable on
                                                                                   Surrender of the Contract,
                                                                                   Partial Withdrawals,
                                                                                   Cancellation

      (b)   Redemption or repurchase..........................................     Cover, Amount Payable on
                                                                                   Surrender of the Contract,
                                                                                   Partial Withdrawals,
                                                                                   Cancellation

      (c)   Cancellation or resale............................................     Not Applicable

18.   (a)   Income of the Trust...............................................     Portfolios, Allocation of
                                                                                   Premiums

19.   Procedure for keeping records & furnishing information to                    Portfolios, Periodic Reports to
      security holders........................................................     Contract Owners

21.   (a) & (b) Loans to security holders.....................................     Contract Loans

23.   Bonding arrangements for depositor......................................     Safekeeping of the Variable
                                                                                   Account's Assets

24.   Other material provisions...............................................     General Contract Provisions

            ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
            ---------------------------------------------------------

Organization & Operations of Depositor
--------------------------------------

25.   Form, state & date of organization of depositor.........................     Liberty Life Assurance Company
                                                                                   of Boston

27.   General character of business of depositor..............................     Liberty Life Assurance Company
                                                                                   of Boston

28.   (a)   Officials and affiliates of the depositor.........................     Liberty Life Assurance Company
                                                                                   of Boston, Officers and
                                                                                   Directors of Liberty Life

      (b)   Business experience of officers and directors of the depositor....     Officers and Directors of
                                                                                   Liberty Life


Companies Owning Securities of Depositor
----------------------------------------

29.   Each company owning 5% of voting securities of depositor................     Liberty Life Assurance Company
                                                                                   of Boston


Controlling Persons
-------------------

30.   Control of depositor....................................................     Liberty Life Assurance Company
                                                                                   of Boston

                    DISTRIBUTION & REDEMPTIONS OF SECURITIES
                    ----------------------------------------

Distribution of Securities
--------------------------

35.   Distribution............................................................     Liberty Life Assurance Company
                                                                                   of Boston, Distribution of
                                                                                   Contracts

38.   (a)   General description of method of distribution of securities.......     Distribution of Contracts

      (b)   Selling agreement between trust or depositor & underwriter........     Distribution of Contracts

      (c)   Substance of current agreements...................................     Distribution of Contracts

Principal Underwriter
---------------------

39.   (a) & (b) Principal Underwriter.........................................     Distribution of Contracts

41.   Character of Underwriter's business.....................................     Distribution of Contracts

Offering Price or Acquisition Value of Securities of Trust
----------------------------------------------------------

44.   Information concerning offering price or acquisition valuation of securities of trust.  (All underlying securities are shares in registered
      investment companies.)..................................................     Portfolios, Account Value

Redemption Valuation of Securities of Trust
-------------------------------------------

46.   Information concerning redemption valuation of securities of trust. (All underlying securities are shares in a registered
      investment company.)....................................................     Portfolios, Account Value

Purchase & Sale of Interests in Underlying Securities
-----------------------------------------------------

47.   Maintenance of Position.................................................     Cover, Variable Account,
                                                                                   Portfolios, Allocation of
                                                                                   Premiums

                   INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
                   -------------------------------------------

48.   Custodian of trust......................................................     Variable Account

50.   Lien on trust assets....................................................     Variable Account

            INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
            ---------------------------------------------------------

51.   (a)   Name & address of insurer.........................................     Cover, Liberty Life Assurance
                                                                                   Company of Boston

      (b)   Types of Contracts................................................     Cover, Purchase of Contract and
                                                                                   Allocation of Premiums, Federal
                                                                                   Tax Considerations

      (c)   Risks insured & excluded..........................................     Death Benefit, Optional
                                                                                   Insurance Benefits,
                                                                                   Misstatement as to Age and Sex,
                                                                                   Suicide

      (d)   Coverage..........................................................     Cover, Purchase of Contract and
                                                                                   Allocation of Premiums

      (e)   Beneficiaries.....................................................     Death Benefit, Beneficiary

      (f)   Terms of cancellations & reinstatement............................     Termination

      (g)   Method of determining amount of premium paid by holder............     Purchase of Contract and
                                                                                   Allocation of Premiums

                              POLICY OF REGISTRANT
                              --------------------

52.   (a) & (c) Selection of Portfolio securities.............................     Additions, Deletions, and
                                                                                   Substitutions of Securities

Regulated Investment Company
----------------------------

53.   (a)   Taxable status of trust...........................................     Taxation of Liberty Life and
                                                                                   the Variable Account

                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

59.   Financial Statements....................................................     Financial Statements


*Items not listed are not applicable to this Registration Statement.

                                   PROSPECTUS
                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE CONTRACT
                                   ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                             LLAC VARIABLE ACCOUNT
                       175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                           1-800-451-7065 EXT. 36327

    This Prospectus describes Flexible Premium Variable Life Insurance Contracts (the "Contracts") offered by Liberty Life Assurance Company of Boston ("we" or "Liberty Life") for prospective insured persons ages 0-80. Subject to certain restrictions, you may vary the frequency and amount of premium payments and increase or decrease the level of life insurance benefits under the Contract.

    The Contracts currently offer twenty-eight investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account"). Each Sub-Account invests exclusively in shares of one of the following Portfolios:

    AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES): AIM V.I. Capital Appreciation Fund; AIM V.I. Government Securities Fund; AIM V.I. International Growth Fund (formerly known as AIM V.I. International Equity
    Fund); and AIM V.I. New Technology Fund.

    THE DREYFUS CORPORATION: Dreyfus Stock Index Fund--Initial Shares; Dreyfus Variable Investment Fund Appreciation Portfolio--Initial Shares; Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares; Dreyfus Investment Portfolios Technology Growth Portfolio--Initial Shares; and Dreyfus Investment Portfolios Emerging Leaders Portfolio--Initial Shares.

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: Franklin Growth and Income Securities Fund--Class 2; Franklin Large Cap Growth Securities Fund--Class 2; Franklin Money Market Fund--Class 2; Franklin Strategic Income Securities Fund--Class 2; and Templeton Growth Securities Fund--Class 2.

    LIBERTY VARIABLE INVESTMENT TRUST: Colonial Small Cap Value Fund, Variable Series; Colonial High Yield Securities Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; and Liberty All-Star Equity Fund, Variable Series.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                  The Date of this Prospectus is May 1, 2002.

             MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST: MFS Emerging Growth Series; MFS Research Series; MFS Utilities Series; MFS Investors Trust Series; MFS Capital
             Opportunities Series; and MFS High Income Series.

             STEINROE VARIABLE INVESTMENT TRUST: Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series.

           Not all of the Sub-Accounts may be available under your Contract. You should contact your representative for further information as to the availability of the Sub-Accounts. We may make other investment options available in the future. You also may allocate all or part of your Net Premiums to our Fixed Account.

       The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges.

       When the Insured dies, we will pay a Death Benefit to a Beneficiary specified by you. We will reduce the amount of the Death Benefit by any unpaid Indebtedness and any unpaid Contract charge. You may choose between one of two Death Benefit options:
       (1) a level amount, which generally equals the Face Amount of the Contract; or (2) a variable amount, which generally equals the Face Amount plus the Account Value. In certain circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums. As long as the Contract remains in force and you make no withdrawals, the Death Benefit will never be less than the Face Amount. The minimum Face Amount under the Contract is $50,000.

       The Contract will remain in force as long as (a) the Surrender Value is sufficient to pay the monthly charges or (b) one of the three Coverage Guarantees is in effect, regardless of changes in the Account Value. The Coverage Guarantees are described on page
       20. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Premium or Account Value, as provided by state law.

       In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of

       Contracts in this Prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

       It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

       THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. THE CONTRACTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE CONTRACTS ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                            ------------------------

       This Prospectus is valid only if accompanied by the current Prospectuses for the Portfolios listed above. If any of those Prospectuses are missing or outdated, please contact us and we will send you the Prospectus you need.

 PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR YOUR FUTURE REFERENCE.

                The Contract may not be available in all states.

THE PURPOSE OF THIS VARIABLE LIFE INSURANCE CONTRACT IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE CONTRACT IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
DEFINITIONS.................................................      1

FEES AND EXPENSES...........................................      3

QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT...................      9

PURCHASE OF CONTRACT AND ALLOCATION OF NET PREMIUMS.........     19

  Application for a Contract................................     19

  Premiums..................................................     19

  Modified Endowment Contract...............................     20

  Guaranteed Coverage Monthly Premium.......................     20

  Allocation of Net Premiums................................     22

  Account Value.............................................     23

  Accumulation Unit Value...................................     23

  Transfer of Account Value.................................     24

  Transfers Authorized by Telephone.........................     24

  Dollar Cost Averaging.....................................     25

  Asset Rebalancing.........................................     25

  Asset Allocation Models...................................     26

THE INVESTMENT AND FIXED ACCOUNT OPTIONS....................     27

  Variable Account Investments..............................     27

  Portfolios................................................     27

  Voting Rights.............................................     32

  Additions, Deletions, and Substitutions of Securities.....     33

  The Fixed Account.........................................     33

CONTRACT BENEFITS AND RIGHTS................................     34

  Death Benefit.............................................     34

  Change in the Face Amount.................................     36

  Optional Insurance Benefits...............................     37

  Contract Loans............................................     39

  Amount Payable on Surrender of the Contract...............     40

  Partial Withdrawals.......................................     41

  Proceeds Options..........................................     41

  Termination and Grace Period..............................     43

  Reinstatement.............................................     43

  Cancellation..............................................     43

  Postponement of Payments..................................     44

DEDUCTIONS AND CHARGES......................................     44

  Premium Expense Charge....................................     44

  Separate Account Expense Charge...........................     44

  Monthly Deduction.........................................     45

  Cost of Insurance Charge..................................     45

  Contract Fee..............................................     46

  Portfolio Expenses........................................     46

  Withdrawal Charge.........................................     46

                                                                PAGE
                                                              --------
  Withdrawal Fee............................................     49

  Transfer Fee..............................................     49

  Special Provisions for Group or Sponsored Arrangements....     49

GENERAL CONTRACT PROVISIONS.................................     50

  Periodic Reports to Contract Owners.......................     50

  Limit on Right to Contest.................................     50

  Suicide...................................................     50

  Misstatement as to Age and Sex............................     51

  Beneficiary...............................................     51

  Assignment................................................     51

  Creditors' Claims.........................................     51

  Dividends.................................................     51

  Notice and Elections......................................     51

  Modifications.............................................     52

FEDERAL TAX CONSIDERATIONS..................................     52

  Taxation of Liberty Life and the Variable Account.........     52

  Tax Status of the Contract................................     52

  Diversification Requirements..............................     53

  Owner Control.............................................     54

  Tax Treatment of Life Insurance Death Benefit Proceeds....     54

  Accelerated Death Benefit.................................     55

  Tax Deferral During Accumulation Period...................     55

  Contracts Which Are MECs..................................     55

    Characterization of a Contract as a MEC.................     55

    Tax Treatment of Withdrawals, Loans, Assignments and
     Pledges under MECs.....................................     55

    Penalty Tax.............................................     56

    Aggregation of Contracts................................     56

  Contracts Which Are Not MECs..............................     56

    Tax Treatment of Withdrawals Generally..................     56

    Certain Distributions Required by the Tax Laws in the
     First 15 Contract Years................................     56

  Tax Treatment of Loans....................................     56

  Actions to Ensure Compliance with the Tax Law.............     56

  Federal Income Tax Withholding............................     57

  Tax Advice................................................     57

DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT........     58

  Liberty Life Assurance Company of Boston..................     58

  Officers and Directors of Liberty Life....................     58

  Financial Information Concerning Liberty Life.............     60

  Variable Account..........................................     60

  Safekeeping of the Variable Account's Assets..............     60

  State Regulation of Liberty Life..........................     60

DISTRIBUTION OF CONTRACTS...................................     61

LEGAL PROCEEDINGS...........................................     62

LEGAL MATTERS...............................................     62

                                                                PAGE
                                                              --------
REGISTRATION STATEMENT......................................     62

EXPERTS.....................................................     62

FINANCIAL STATEMENTS........................................     62

APPENDIX A--Hypothetical Illustrations......................    A-1

This Prospectus Does Not Constitute an Offering in any Jurisdiction in which Such Offering May Not Be Lawfully Made. Liberty Life Does Not Authorize any Information or Representations Regarding the Offering Described in this Prospectus other than as Based in this Prospectus.

                                  DEFINITIONS

    Please refer to this list for the meaning of the following terms:

ACCOUNT VALUE--The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

ACCUMULATION UNIT--An accounting unit of measurement which we use to calculate the value of a Sub-Account.

AGE--An Insured's age at his or her last birthday.

ASSET ALLOCATION MODELS--Models developed by Standard & Poor's Inc. to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.

ASSET REBALANCING--Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

BENEFICIARY(IES)--The person(s) named by you to receive the Death Benefit under the Contract.

CASH VALUE--The Account Value less any applicable Withdrawal Charges.

CONTRACT ANNIVERSARY--The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE--The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

CONTRACT OWNER ("YOU")--The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

CONTRACT YEAR--Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

DEATH BENEFIT--The amount payable to the Beneficiary under the Contract upon the death of the Insured, before payment of any unpaid Indebtedness.

DELIVERY DATE--If you pay your initial Premium upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise, five days after we mail your Contract for delivery to you.

DOLLAR COST AVERAGING--Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FACE AMOUNT--The amount designated as such on the Contract Information page or as subsequently changed in accordance with the terms of the Contract. It is used to determine the amount of Death Benefit.

FIXED ACCOUNT--The portion of the Account Value allocated to our general account.

GRACE PERIOD--A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

INDEBTEDNESS--The sum of all unpaid Contract Loans and accrued loan interest.

INSURED--A person whose life is insured under the Contract.

LOAN ACCOUNT--An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

MONTHLY DATE--The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

MONTHLY DEDUCTION--The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract Fee, and the cost of any benefit Agreement.

NET INVESTMENT FACTOR--The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET PREMIUM--A Premium less any Premium Expense Charge.

PLANNED PREMIUM--The amount of Premium selected by you to be paid periodically as payment for the Contract.

PORTFOLIO(S)--The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM--An amount paid to us as payment for the Contract by you or on your behalf.

SEC--The United States Securities and Exchange Commission.

SUB-ACCOUNT--A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE--The value of the assets held in a Sub-Account.

SURRENDER VALUE--The Cash Value less any unpaid Indebtedness.

TAX CODE--The Internal Revenue Code of 1986, as amended.

VALUATION DAY--Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

VALUATION PERIOD--The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Day and ends at the close of the NYSE on the next Valuation Day, or the next day we are open, if later.

VARIABLE ACCOUNT--LLAC Variable Account, which is a segregated investment account of Liberty Life.

                               FEES AND EXPENSES

    The following tables are designed to help you understand the fees and expenses that you bear, directly or indirectly, as a Contract Owner. The first table describes the Contract charges and deductions you directly bear under the Contract. The second table describes the fees and expenses of the Portfolios that you bear indirectly when you purchase a Contract. (See "Deductions and Charges", beginning on page 44).

                        CONTRACT CHARGES AND DEDUCTIONS

CHARGES DEDUCTED FROM ACCOUNT VALUE

Monthly Cost of Insurance Charge(1)

                   CURRENT                                      GUARANTEED
                   -------                                      ----------
Ranges from $.05 per $1,000 of net amount      Ranges from $.05 per $1,000 of net amount at
at risk to $79 per risk.                       risk to 83.33 per $1,000 of net amount at
                                               $1,000 of net amount at risk.

Monthly Contract Fee:                          $9.00 per month for Contracts with Face
                                               Amounts under $100,000.

                                               $6.00 per month for Contracts with Face
                                               Amounts of at least $100,000.

TRANSACTION CHARGES

  Transfer Fee:                                $25 per transfer.(2)

  Partial Withdrawal Fee:                      The lesser of $25 or 2% of the amount
                                               withdrawn.

CHARGES DEDUCTED FROM PREMIUM

  Maximum Premium Expense Charge:              5.5% of each Premium.(3)

DEFERRED SALES CHARGE

  Maximum Withdrawal Charge:                   $50.00 per thousand dollars of Face
                                               Amount.(4)

CHARGES DEDUCTED FROM THE SUB-ACCOUNTS

Annual Variable Account Charges:

  Expense Charge:                              .60% of daily net assets in the Variable
                                               Account.(5)

  Federal Income Tax Charge:                   Currently none.(6)

(1) The cost of insurance charges are based on attained age, sex, rating class, and history of tobacco use of the Insured. The net amount at risk is the difference between the Death Benefit divided by 1.0032737 and the Account Value. See "Deductions and Charges--Monthly Deduction--Cost of Insurance Charge," on pages 44-45.

(2) We currently waive the Transfer Fee on all transfers. We reserve the right in the future to charge the Transfer Fee on all transfers after the first twelve transfers in a Contract Year, as described above. See "Transfer Fee" on page 49.

(3) The current Premium Expense Charge is 5.5% of the total Premiums paid in each Contract Year up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the Guaranteed Coverage Monthly Premium equals the guideline level premium determined under Section 7702(c) of the Tax Code. We may change the Premium Expense Charge but it will never exceed 5.5% of each Premium. See "Premium Expense Charge" on page 44 below.

(4) This charge applies to all surrenders and partial withdrawals, unless you are eligible for the Medical Waiver of Withdrawal Charge. See "Withdrawal Charge--Medical Waiver of Withdrawal Charge" on page 48. We also will charge a withdrawal charge if you decrease the Face Amount of your Contract. The amount of your withdrawal charge at issue will depend on the Insured's age at issue, sex, and rating class. The withdrawal charge declines to zero percent after the tenth Contract Year. The withdrawal charge on a partial withdrawal or decrease in Face Amount will be a percentage of the then applicable withdrawal charge on a surrender, based on the percentage decrease in the Face Amount resulting from the partial withdrawal. The withdrawal charge is imposed to cover a portion of our premium tax expenses and a portion of the sales expense incurred by us in distributing the Contracts. See "Withdrawal Charge," on pages 46-48.

(5) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Day, multiplied by the number of days in the relevant Valuation Period.

(6) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future. See "Deductions and Charges--Separate Account Expense Charge", page 44.

                             PORTFOLIO EXPENSES(1)
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                          TOTAL FUND   TOTAL FUND
                                                  MANAGEMENT    12B-1       OTHER        ANNUAL
                   PORTFOLIO                         FEES        FEES      EXPENSES     EXPENSES
                   ---------                      ----------   --------   ----------   ----------
AIM V.I. Capital Appreciation Fund (Series I
  Shares).......................................    0.61%       0.00%       0.24%        0.85%
AIM V.I. Government Securities Fund (Series I
  Shares).......................................    0.50%       0.00%       0.58%        1.08%
AIM V.I. International Growth Fund (Series I
  Shares).......................................    0.73%       0.00%       0.32%        1.05%
AIM V.I. New Technology Fund (Series I
  Shares).......................................    1.00%       0.00%       0.49%        1.49%(2)
Dreyfus Stock Index Fund -- Initial Shares......    0.25%       0.00%       0.01%        0.26%(3)
Dreyfus VIF Appreciation Portfolio -- Initial
  Shares........................................    0.75%       0.00%       0.03%        0.78%(3)
Dreyfus Socially Responsible Growth Fund, Inc --
  Initial Shares................................    0.75%       0.00%       0.03%        0.78%(3)
Dreyfus IP Technology Growth Portfolio --
  Initial Shares................................    0.75%       0.00%       0.12%        0.87%(3)
Dreyfus IP Emerging.............................
Leaders Portfolio -- Initial Shares.............    0.90%       0.00%       0.72%        1.62%(3)
Franklin Growth and Income Securities Fund --
  Class 2.......................................    0.48%       0.25%       0.03%        0.76%(4)
Franklin Large Cap Growth Securities Fund --
  Class 2.......................................    0.75%       0.25%       0.03%        1.03%(4)
Franklin Money Market Fund -- Class 2...........    0.54%       0.25%       0.02%        0.81%(4)
Franklin Strategic Income Securities Fund --
  Class 2.......................................    0.42%       0.25%       0.34%        1.01%(4)
Templeton Growth Securities Fund -- Class 2.....    0.80%       0.25%       0.05%        1.10%(4)
Colonial Small Cap Value Fund, VS...............    0.80%       0.00%       0.52%        1.32%(5)
Colonial High Yield Securities Fund, VS.........    0.60%       0.00%       0.33%        0.93%
Colonial Strategic Income Fund, VS..............    0.65%       0.00%       0.20%        0.85%
Colonial U.S. Growth & Income Fund, VS..........    0.80%       0.00%       0.16%        0.96%
Liberty All-Star Equity Fund, VS................    0.80%       0.00%       0.20%        1.00%
MFS Emerging Growth Series......................    0.75%       0.00%       0.12%        0.87%(6)
MFS Research Series.............................    0.75%       0.00%       0.15%        0.90%(6)
MFS Utilities Series............................    0.75%       0.00%       0.18%        0.93%(6)
MFS Investors Trust Series......................    0.75%       0.00%       0.15%        0.90%(6)
MFS Capital Opportunities Series................    0.75%       0.00%       0.21%        0.96%(6)
MFS High Income Series..........................    0.75%       0.00%       0.26%        1.01%(6)
Stein Roe Balanced Fund, VS.....................    0.45%       0.00%       0.26%        0.71%
Stein Roe Growth Stock Fund, VS.................    0.50%       0.00%       0.26%        0.76%
Stein Roe Money Market Fund, VS.................    0.35%       0.00%       0.21%        0.56%

(1) All Trust and Portfolio expenses are based on 2001 expenses. Actual Expenses in future years may be higher or lower than the figures given above. The expenses of the AIM V.I. New Technology Fund, Dreyfus IP Emerging Leaders Portfolio, Franklin Strategic Income Securities Fund, Colonial Small Cap Value Fund, MFS Capital Opportunities Series, and MFS High Income Series, as shown in the table above, do not reflect the agreement of each Portfolio's adviser to reimburse expenses above the limits shown in notes (3)(4),(5), and (6) respectively.

(2) Expenses have been restated to reflect current fees. Total annual fund operating expenses before waivers and reimbursements were 1.49% for AIM V.I. New Technology Fund. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(3) The expenses shown are for the Initial Share Class for the fiscal year ended December 31, 2001. The Dreyfus Corporation has agreed, until December 31, 2002, to waive receipt of its fees and/or assume the expenses of the Dreyfus IP Emerging Leaders Portfolio so that the expenses of this Portfolio (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50%. After the adviser's waiver of fees and/or reimbursement of expenses, the management fee, other expenses and total expenses for the fiscal year ended December 31, 2001, were as a percentage of daily average net assets, 0.74%, 0.72% and 1.46%, respectively. Dreyfus did not waive fees or reimburse expenses for the other Dreyfus portfolios in the fiscal year ended December 31, 2001.

(4) The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. In addition, for the Franklin Growth and Income Securities Fund, the Franklin Large Cap Growth Securities Fund, the Franklin Money Market Fund, and the Templeton Growth Securities Fund, the fund administration fee is paid indirectly through the management fee. For the Franklin Strategic Income Securities Fund, the manager had agreed in advance to make an estimated reduction of 0.05% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. After such waivers, the management fee, 12b-1 fees, other expenses and total portfolio annual expenses for the Franklin Templeton Strategic Income Fund were, as a percentage of average daily net assets: 0.37%, 0.25%, 0.34% and 0.96%, respectively. In addition, the fees and expenses are annualized (for the period of May 15, 2001, commencement of sales, to December 31, 2001).

(5) Liberty Advisory Services Corp. has voluntarily agreed to reimburse all expenses, including management fees, but excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.10% of the average annual net assets of the Colonial Small Cap Value Fund, Variable Series. After such reimbursements, such Portfolio's Management Fees, Other Expenses, and Total Expenses would have been 0.80%, 0.30%, and 1.10%, respectively.

(6) Massachusetts Financial Services Company ('MFS') has contractually agreed, subject to reimbursement, to bear expenses for the MFS Capital Opportunities Series and the MFS High Income Series such that each such series 'Other Expenses' (after taking into account the expense offset arrangement described in (ii) below) do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Reflecting these contractual agreements, the expense reimbursement for the MFS Capital Opportunities Series and the MFS High Income Series were 0.05% and 0.10% respectively. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. (ii) In addition, MFS has an expense offset arrangement which reduces each series' custodian's fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements which would also have the effect of reducing the series' expenses. 'Other Expenses' do not take into account those expense reductions and the expense reimbursements under (i) above, and are therefore higher than the actual expenses of the series. Had these fee reductions and expense reimbursements been taken into account, 'Total Annual Expenses' would be lower for each series and would equal : 0.86% for MFS Emerging Growth; 0.89% for MFS Research; 0.92% for MFS Utilities; 0.90% for MFS Capital Opportunities; 0.90% for MFS High Income; and 0.89% for MFS Investors Trust.

    The following chart outlines the components of your Account Value. It is intended to help you to understand how the fees and charges under the Contract directly and indirectly affect your Account Value and benefits. You should use this chart in conjunction with the more complete descriptions contained in other parts of this Prospectus and in your Contract.

                                    PREMIUM

      less a Premium Expense Charge of not more than 5.5% of each Premium, for state premium taxes, certain federal tax liabilities,
                       and distribution expenses, equals

                                  NET PREMIUM

                     Allocated to one or more Sub-Accounts
                            and/or the Fixed Account

                                 ACCOUNT VALUE

    On the Contract Date, your Account Value is equal to your initial Net Premium minus any of the charges described below that are due on that date. Thereafter, your Account Value may change daily, as described below.

                         ADJUSTMENTS TO ACCOUNT VALUE:

    Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

    --  Addition of new Net Premiums.

    --  Any increase due to the investment experience of the chosen
        Sub-Accounts.

    -- Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

    -- Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account which serves as collateral for your preferred Contract loans, if any.

    -- Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account which serves as collateral for your other Contract loans, if any.

    --  Any decrease due to the investment experience of the chosen
        Sub-Accounts.

    --  Subtraction of any amounts withdrawn.

    --  Subtraction of the charges listed below, as applicable.

                                 DAILY CHARGES

    -- Management fees and expenses are deducted from the share value of each underlying Portfolio, and are reflected in the investment experience of the corresponding Sub-Account.

    -- Subtraction of a daily charge equivalent to an annual rate of 0.60% of average daily net assets from each Sub-Account for mortality and expense risk expenses, administrative expenses, and certain other expenses.

                MONTHLY CHARGES DEDUCTED FROM YOUR ACCOUNT VALUE

    -- Subtraction of a contract fee of $9.00 ($6.00 for Contracts with face amounts of at least $100,000), for administrative expenses.

    -- Subtraction of a cost of insurance charge, reflecting the Death Benefit under your Contract and the Account Value.

    -- If your Contract includes optional benefit agreements, subtraction of the cost of those agreements.

                              TRANSACTION CHARGES

    -- Subtraction of a withdrawal charge, if you surrender your Contract, withdraw Account Value or decrease the Face Amount of your Contract, within ten years of issuance or any Face Amount increase. The withdrawal charge is intended to cover state premium taxes, certain federal tax liabilities, and distribution expenses. We waive the withdrawal charge in certain circumstances.

    -- Subtraction of a withdrawal fee of up to $25 for each partial withdrawal, for administrative expenses.

    -- Currently we waive the transfer fee. In the future, we may subtract a transfer fee of up to $25 on each transfer after the first twelve in any Contract year, for administrative expenses.

                                 CONTRACT LOANS

    -- You may borrow a portion of your Account Value. A Contract loan is not subtracted from your Account Value. However, an amount equal to the amount of the Contract loan is transferred to the Loan Account, where it serves as collateral for the loan.

    --  Interest of 6% annually is charged on Contract loans.

    -- Outstanding Contract loans, including unpaid interest, are subtracted from death benefit and surrender proceeds.

                   QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

    These are answers to questions that you may have about some of the most important features of your Contract. The Contract is described more fully in the remainder of this Prospectus. Please read this Prospectus carefully. Unless otherwise indicated, the description of the Contract contained in this Prospectus assumes that the Contract is in force, that there is no Indebtedness, and that current federal tax laws apply.

       1. WHAT IS A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT?

       The Contract has a Death Benefit, Account Value, and other features similar to life insurance contracts providing fixed benefits. It is a "flexible premium" contract because you have a great amount of flexibility in determining when and how much Premium to pay. It is a "variable" Contract because the Account Value and, in some circumstances, the Death Benefit vary according to the investment performance of the Sub-Accounts to which you have allocated your Net Premiums. The Account Value is not guaranteed. Payment of the Death Benefit may be guaranteed under the Contract's three Coverage Guarantees. This Contract provides you with the opportunity to take advantage of any increase in your Account Value, but you also bear the risk of any decrease.

       2. WHO MAY PURCHASE A CONTRACT?

       We will issue a Contract on the life of a prospective Insured age 0-80 who meets our underwriting standards.

       3. WHAT IS THE DEATH BENEFIT?

       While the Contract is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. You may choose from two Death Benefit Options available under this Contract: Option 1 and Option 2. Under Option 1, the Death Benefit will be the greater of the Face Amount or a percentage of the Account Value. Under Option 2, the Death Benefit will be the greater of the Face Amount plus the Account Value or a percentage of the Account Value. You may change your choice of Death Benefit Option while this Contract is in force as specified in the Contract. Before we pay the Death Benefit to the Beneficiary, however, we will subtract an amount sufficient to repay any outstanding Indebtedness and to pay any due and unpaid charges. In addition, if you choose Option 1 and you withdraw part of your Account Value, we will reduce the Face Amount as described in this Prospectus on page 41.

       4. WHAT ARE THE GUARANTEED COVERAGE FEATURES OF THE CONTRACT?

       Unless otherwise required in your state, this Contract includes three Coverage Guarantees:

            Three-Year Guaranteed Coverage;
            Limited Guaranteed Coverage; and
            Lifetime Guaranteed Coverage.

       While any Coverage Guarantee is in effect, and you have no outstanding Indebtedness, your Contract will not lapse if the Cash Value is insufficient to pay the Monthly Deduction. For contracts issued for delivery in Maryland and New Jersey, the existence of outstanding Indebtedness will not invalidate the Coverage Guarantee provided you meet the other requirements. Please see your Contract or contact your company representative for additional details.

       Each Coverage Guarantee remains in effect until the date specified in your Contract, provided that you pay sufficient Premium. Three-Year Guaranteed Coverage terminates on the third Contract Anniversary. Limited Guaranteed Coverage terminates automatically at the later of the Insured's age 75 or 15 years after the Contract Date. Lifetime Guaranteed Coverage does not have an automatic termination date. Accordingly, if you pay sufficient Premium, this Coverage Guarantee will stay in effect until the Insured dies. The amount of Premiums required to keep each Coverage Guarantee in effect differs, as explained in the Contract and page 20 of this Prospectus. If you do not pay sufficient Premiums, one or more Coverage Guarantees will terminate. If Limited or Lifetime Guaranteed Coverage ends, you will be given a fixed period of time to pay sufficient additional Premiums to restore the guarantee. Even if all of the Guarantees terminate, however, your Contract will stay in force provided that the Surrender Value is suffi-cient to pay the Monthly Deductions as they come due. In Massachusetts, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends five years after the Contract Date. Other states may limit the term or availability of certain Coverage Guarantees. The Coverage Guarantees are explained in more detail in "Guaranteed Coverage Monthly Premium" on page 20 below.

       5. HOW WILL THE ACCOUNT VALUE OF MY CONTRACT BE DETERMINED?

       Your Net Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Account Value is the sum of the values of your interests in the Sub-Accounts, plus the values in the Fixed Account and the Loan Account. Your Account Value will depend on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account and the Loan Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We do not guarantee a minimum Account Value on the portion of your Net Premiums allocated to the Variable Account.

       6. WHAT ARE THE PREMIUMS FOR THIS CONTRACT?

       You have considerable flexibility as to the timing and amount of your Premiums. You may pay Premiums during the Insured's lifetime from the Contract Date until the Contract Anniversary following the Insured's 100th birthday. You may pay Planned Premiums monthly, quarterly, semiannually or annually. You may change the timing of your Planned Premiums at any time. You may also pay unscheduled Premiums. You are not required to pay any level of Premium. However, to take advantage of the Coverage Guarantees under your Contract, you must pay the cumulative Guaranteed Coverage Monthly Premium due. We may refuse any Premium that would cause the

       Contract to lose its status as a life insurance contract under the Tax Code. We may require you to provide evidence of insurability, if an increase in the Death Benefit would result from an unscheduled Premium.

       7. CAN I INCREASE OR DECREASE MY CONTRACT'S FACE AMOUNT?

       Yes, you have considerable flexibility to increase or decrease your Contract's Face Amount. After the first Contract Year, once each Contract Year you may request an increase and/or a decrease by sending us a written request. Your requested increase must be at least $25,000. If you request an increase in Face Amount, we may require that you provide us with evidence of insurability that meets our underwriting standards. An increase in the Face Amount of your Contract will increase the charges deducted from your Account Value and will result in an additional Withdrawal Charge for the amount of the increase. If you request a decrease in the Face Amount of your Contract, we will charge a portion of the Withdrawal Charge in proportion to the percentage decrease in Face Amount. We will not decrease the Face Amount of your Contract below $50,000. For more detail, see "Change in Face Amount", on page 36.

       8. WHEN IS THE CONTRACT EFFECTIVE?

       If we approve your application, your Contract generally will be effective as of the later of the date that we receive your initial Premium and the date we approve your application. The effective date of your Contract will be designated your Contract's Contract Date. If we have not previously received your initial Premium, when we deliver your Contract we will require you to pay Premium to place your insurance in force. While your application is in underwriting, if you have paid your initial Premium, we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

       If we approve your application, you will earn interest and investment return on your Net Premiums from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We may temporarily allocate a portion of your initial Net Premium to our Fixed Account until we allocate it to the Sub-Accounts in accordance with the procedures described in the Answer to Question 9.

       If we reject your application, we will not issue you a Contract. We will return any Premiums you have paid, adding interest at the rate required in your state. We will not subtract any contract charges from the amount we refund to you.

       9. HOW ARE MY NET PREMIUMS ALLOCATED?

       Before your Premiums are allocated to the Account Value, we deduct a Premium Expense Charge from each Premium. The current Premium Expense Charge is 5.5% of the total Premiums paid in each Contract Year up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. This charge covers a portion of our distribution expenses, state premium tax expenses and certain federal tax liabilities associated with the receipt of Premiums.

       For more detail, see "Premium Expense Charge" on page 44. The remaining amount is called the Net Premium.

       When you apply for the Contract, you specify in your application how to allocate your Net Premiums among the Sub-Accounts and the Fixed Account. You must use whole number percentages and the total allocations must equal 100%. We allocate any subsequent Net Premiums in those percentages until you give us new written instructions. Initially you may allocate your Net Premiums to up to ten Sub-Accounts and the Fixed Account. You must allocate at least five percent of your Net Premiums to each option that you choose. In the future, we may change these limits.

       We generally allocate your initial Net Premium to the Sub-Accounts and the Fixed Account as of the Contract Date. Subsequent Net Premiums generally will be allocated as of the date your Net Premium is received in our Service Center. Until the fifth day after the end of the right to return period, however, we will not allocate more than $2,000 of your Net Premiums to the Sub-Accounts. Prior to that date, if your Premium allocation instructions would require us to allocate more than $2,000 to the Sub-Accounts, we will allocate the first $2,000 to the Sub-Accounts in accordance with your instructions and temporarily allocate the excess to the Fixed Account. We generally will then reallocate that excess amount (including any interest) among the Sub-Accounts and the Fixed Account, in accordance with your instructions, on the fifteenth day after the Delivery Date. This period may be longer or shorter, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. We may increase or decrease this temporary allocation limit at any time.

       You may transfer Account Value among the Sub-Accounts and the Fixed Account while the Contract is in force, by writing to us or calling us at 1-800-451-7065. We currently are not charging a transfer fee on all transfers. Under the Contract, however, we may charge a fee of $25 per transfer on each transfer after the first twelve transfers in any Contract Year, including Dollar Cost Averaging and Asset Rebalancing transfers. We may change the number of free transfers at any time, subject to the limits described in "Transfer Fee" on page 48, but the transfer fee will never exceed $25 per transfer. While you may also transfer amounts from the Fixed Account, certain restrictions apply. For more detail, see "Transfer of Account Value" and "Transfers Authorized by Telephone", on page 24.

       You may also use our automatic Dollar Cost Averaging program or our Asset Rebalancing program. Under the Dollar Cost Averaging program, each month amounts are automatically transferred to the Sub-Accounts at regular intervals from the account of your choice. For more detail, see "Dollar Cost Averaging", on page 25.

       Under the Asset Rebalancing program, you periodically can readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Investment results will shift the balance of your Account Value allocations. If you elect Asset Rebalancing, we periodically transfer your Account Value back to the specified percentages at the frequency that you specify. For more detail, see "Asset Rebalancing", on page 25.

       10. WHAT ARE MY INVESTMENT CHOICES UNDER THE CONTRACT?

       You can allocate and reallocate your Account Value among the Sub-Accounts, each of which in turn invests in a single Portfolio. Under the Contract, the Variable Account currently invests in the following
       Portfolios:

            AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

                AIM V.I. Capital Appreciation Fund
                AIM V.I. Government Securities Fund
                AIM V.I. International Growth Fund
                AIM V.I. New Technology Fund

            THE DREYFUS CORPORATION

                Dreyfus Stock Index Fund--Initial Shares

                Dreyfus Variable Investment Fund Appreciation Portfolio--Initial Shares

                Dreyfus Socially Responsible Growth Fund, Inc.--Initial Shares

                Dreyfus Investment Portfolios Technology Growth
                Portfolio--Initial Shares

                Dreyfus Investment Portfolios Emerging Leaders
                Portfolio--Initial Shares

            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                Franklin Growth and Income Securities Fund--Class 2 Franklin Large Cap Growth Securities Fund--Class 2 Franklin Money Market Fund--Class 2
                Franklin Strategic Income Securities Fund--Class 2 Templeton Growth Securities Fund--Class 2

            LIBERTY VARIABLE INVESTMENT TRUST

                Colonial Small Cap Value Fund, Variable Series Colonial High Yield Securities Fund, Variable Series Colonial Strategic Income Fund, Variable Series Colonial U.S. Growth & Income Fund, Variable Series Liberty All-Star Equity Fund, Variable Series

            MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST(SM) (INITIAL
            CLASS)

                MFS Emerging Growth Series
                MFS Research Series
                MFS Utilities Series
                MFS Investors Trust Series
                MFS Capital Opportunities Series
                MFS High Income Series

            STEINROE VARIABLE INVESTMENT TRUST

                Stein Roe Balanced Fund, Variable Series
                Stein Roe Growth Stock Fund, Variable Series
                Stein Roe Money Market Fund, Variable Series

       Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies, which are described in the accompanying Prospectuses for the Portfolios.

       In addition, the Fixed Account is available.

       11. MAY I TAKE OUT A CONTRACT LOAN?

       Yes, you may borrow money from us using your Contract as security for the loan. You may borrow up to 90% of the Cash Value of your Contract. In some instances Contract Loans are treated as distributions for federal tax purposes. Therefore, you may incur tax liabilities if you borrow a Contract Loan. For more detail, see "Contract Loans", on pages 39-40, and "Contracts Which Are MECs", on page 55.

       12. WHAT ARE THE CHARGES DEDUCTED FROM MY PREMIUMS AND MY ACCOUNT VALUE?

       PREMIUM EXPENSE CHARGE. As noted above, we deduct a Premium Expense Charge from each Premium before it is allocated to the Account Value. This charge currently is 5.5% of the total Premiums paid in each Contract Year up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. We may change this charge at any time, but it will never exceed 5.5% of each Premium. This charge covers a portion of our state premium tax expenses, certain federal tax expenses associated with the receipt of premium, and our distribution expenses.

       SEPARATE ACCOUNT EXPENSE CHARGE. On each Valuation Day we deduct the Separate Account Expense Charge from the Sub-Accounts to compensate Liberty Life for its expenses incurred and certain risks assumed under the

       CONTRACTS. The Separate Account Expense Charge is calculated at an annual rate equal to .60% of average daily net assets.

       MONTHLY DEDUCTION. We also deduct a monthly deduction from your Account Value for the cost of insurance charge, the Contract Fee, and the cost of any benefit Agreement. The cost of insurance charge covers our anticipated mortality costs. The Contract Fee covers certain administrative expenses in connection with the Contracts. We allocate the monthly deduction pro rata among your Account Value in the Sub-Accounts and the Fixed Account.

       TRANSFER FEE. We currently waive the transfer fee on all transfers. Under the Contract, however, we may charge a fee of $25 per transfer on each transfer, including Asset Rebalancing and Dollar Cost Averaging transfers, after the 12th transfer in any Contract Year. We may change the number of free transfers at any time, subject to the limits described in "Transfer Fee" on page 49, but the transfer fee will never exceed $25.

       WITHDRAWAL CHARGE. We impose a withdrawal charge to cover a portion of our premium tax expenses and a portion of the sales expenses we incur in distributing the Contracts. These sales expenses include agents' commissions, advertising, and the printing of Prospectuses. The withdrawal charge is described in the answer to

       Question 13 below and in "Withdrawal Charge" on pages 46-47. We also impose a withdrawal fee of up to $25 on each partial withdrawal after the first in each Contract Year. The withdrawal fee is used to cover our administrative expenses in processing your partial withdrawal request.

       OTHER. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fee and other expenses.

       The Prospectuses for the Portfolios describe their respective charges and expenses in more detail. We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios.

       FOR MORE INFORMATION. The charges assessed under the Contract are summarized in the table entitled "Contract Charges and Deductions" on pages 3-4 and described in more detail in "Deductions and Charges", beginning on page 44.

       13. DO I HAVE ACCESS TO THE VALUE OF MY CONTRACT?

       While the Contract is in force, you may surrender your Contract for the Surrender Value, which is the Cash Value less any Indebtedness, and unpaid charges. Upon surrender, life insurance coverage under the Contract will end. You may also withdraw part of your Account Value through a partial withdrawal. You may not withdraw less than $250 at one time. Currently, if the Account Value after any partial withdrawal would be less than $500, we may treat your request as a request to surrender your Contract. We may waive or change this limit. We do not permit any partial withdrawals during the first Contract Year. For more detail, see "Amount Payable on Surrender of the Contract" and "Partial Withdrawals", on pages 40-41.

       We may deduct a withdrawal charge and/or a withdrawal fee on a surrender or a partial withdrawal.

       WITHDRAWAL CHARGE. If you surrender your Contract, take a partial withdrawal or decrease the Face Amount of your Contract, we may deduct a withdrawal charge. The withdrawal charge on a full surrender equals the amount shown in the withdrawal charge table in your Contract, plus any additional withdrawal charge due to increases in the Face Amount of your Contract. The amount of the withdrawal charge decreases over time.

       Generally, the initial amount of the withdrawal charge is equal to the Face Amount of your Contract multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's issue age, sex and underwriting class.

       For example, if the Insured is age 45 when your Contract is issued, the applicable rates per thousand, for both the Preferred and Standard rate classes, are as follows:

Male Non-Smoker.............................................   $13.68
Male Smoker.................................................   $21.96
Female Non-Smoker...........................................   $ 9.72
Female Smoker...............................................   $13.32
Unisex Non-Smoker...........................................   $12.84
Unisex Smoker...............................................   $20.16

       The rates for each category are greater or lesser according to the age of the Insured when your Contract is issued. The maximum rate for each category is $50.00 per $1,000 of Face Amount.

       If you surrender your Contract after ten Contract Years have elapsed, we will not charge a withdrawal charge (unless you have increased the Face Amount of your Contract, as explained below). Before that time, we determine the applicable withdrawal charge by multiplying the initial withdrawal charge on your Contract by the appropriate withdrawal charge percentage for the Contract Year in which the surrender occurs.

       We also charge a withdrawal charge on partial withdrawals. The applicable withdrawal charge will be a pro rata share of then current withdrawal charge on a complete surrender. If you choose Death Benefit Option 1, the withdrawal charge on a partial withdrawal will be based on the percentage by which the partial withdrawal reduces the Face Amount of your Contract. If you choose Death Benefit Option 2, you will pay no withdrawal charge on a partial withdrawal, because partial withdrawals do not reduce the Face Amount of Contracts under Option 2. If you increase the Face Amount of your Contract, we will determine an additional withdrawal charge amount applicable to the amount of the increase. We calculate the additional withdrawal charge using the same procedures described above, except that we use the Insured's age and underwriting class at the time of the increase, rather than at the time your Contract was issued. We will include in your Contract a table showing the withdrawal charge applicable to your Contract.

       If you decrease the Face Amount of your Contract, we will charge a Withdrawal Charge in proportion to the decrease. The amount charged will equal the Withdrawal Charge then applicable to a full surrender, multiplied by the percentage decrease in the Face Amount. The amount charged will be subtracted from your Account Value.

       We also waive the withdrawal charge for qualified medical stays. This provision can differ by state, so you should refer to your Contract.

       WITHDRAWAL FEE. In addition to the withdrawal charge, we may charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount withdrawn. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in processing your partial withdrawal request.

       For more detail, see "Withdrawal Charge", on pages 46-47.

       14. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS CONTRACT?

       Your Contract is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Contract to ensure that your Contract continues to meet that definition.

       Current federal tax law generally excludes all death benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Account Value until it is withdrawn. Generally, you will be taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid will be treated as ordinary income.

       In some circumstances, your Contract will be considered a "modified endowment contract", which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of modified endowment contracts. Depending on the amount and timing of your Premiums, your Contract may meet that definition. Under current tax law, death benefit payments under modified endowment contracts, like death benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and Contract Loans, however, are treated differently. Amounts withdrawn and Contract Loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. For more information on the tax treatment of the Contract, see "Federal Tax Considerations", beginning on page 52, and consult your tax adviser.

       15. CAN I RETURN THIS CONTRACT AFTER IT HAS BEEN DELIVERED?

       In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Premiums. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

       16. WHEN DOES COVERAGE UNDER THE CONTRACT END?

       Your Contract provides Three-Year Guaranteed Coverage, Limited Guaranteed Coverage and Lifetime Guaranteed Coverage, which you can keep in effect for the period specified in your Contract by paying sufficient Premiums. Under each Coverage Guarantee, if you do not have any outstanding Indebtedness and your total Premiums at least equal the applicable Guaranteed Coverage Monthly Premiums (net of any partial withdrawals), your Contract will not lapse during the applicable coverage period, regardless of changes in the Account Value. As explained in the answer to Question 4, the terms or availability of certain Coverage Guarantees may differ in some states. Your Contract will terminate if you voluntarily surrender your Contract. If no Coverage Guarantee is in effect, your Contract may also terminate if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and you do not pay an amount sufficient to keep the Contract in force by the end of the 61-day Grace Period.

       17. CAN I GET AN ILLUSTRATION TO HELP ME UNDERSTAND HOW CONTRACT VALUES CHANGE WITH INVESTMENT EXPERIENCE?

       At your request we will furnish you with a free, personalized illustration of Account Values, Surrender Values and Death Benefits. The illustration will be personalized to reflect the proposed Insured's age, sex, underwriting classification, Planned Premiums, and any available additional benefit agreements that you requested. (See "Optional Insurance Benefits," at page 37 below.) The illustrated Account Values, Surrender Values and Death Benefits will be based on certain hypothetical assumed rates of return for the Variable Account. Your actual investment experience probably will differ, and as a result the actual values under your Contract at any time may be higher or lower than those illustrated. The personalized illustrations will follow the methodology and format of the hypothetical illustrations in Appendix A of this Prospectus.

              PURCHASE OF CONTRACT AND ALLOCATION OF NET PREMIUMS

    APPLICATION FOR A CONTRACT. You may apply to purchase a Contract by submitting a written application to us through one of our authorized sales representatives. We will not issue Contracts to insure people who are older than age 80. Before we issue a Contract, we will require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements which are attached to this Prospectus or in endorsements to the Contract, as appropriate.

    In general, we will deliver your Contract when (1) we have received your initial Premium and (2) we have determined that your application meets our underwriting requirements. The Contract Date will be the effective date of insurance coverage under your Contract. We use the Contract Date to determine Contract Anniversaries, Contract Years, and Monthly Dates.

    We will not accept your initial Premium with your application if the requested Face Amount of your Contract exceeds our then-current limit. In other cases, you may choose to pay the initial Premium with your application. If you did not submit your initial Premium with your application, when we deliver your Contract we will require you to pay sufficient Premium to place your insurance in force.

    If we approve your application, your Contract generally will be effective as of the later of the date that we receive your initial Premium and the date we approve your application. In our discretion, we may permit an earlier Contract Date. While your application is in underwriting, if you have paid your initial Premium we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

    If we approve your application, you will earn interest and/or investment return on your Net Premium from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We may temporarily allocate a portion of your initial Net Premium to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in the "Allocation of Net Premiums" on page 22 below.

    If we reject your application, we will not issue you a Contract. We will return any Premium you have paid, adding interest at the rate required in your state. We will not subtract any contract charges from the amount we refund to you.

    PREMIUMS. You must pay an initial Premium to purchase a Contract. You may pay additional Premiums during the Insured's lifetime from the Contract Date until the Contract Anniversary following the Insured's 100th birthday. You may pay Planned Premiums at the intervals selected in your application. You may change the amount or interval of your Planned Premiums at any time by written request. The amount of each Planned Premium must at least equal our minimum. We also reserve the right to limit the amount of any increase in a Planned Premium. For contracts issued for delivery in Maryland, we will not limit the amount of Planned Premiums, nor limit the amount of an increase in each Planned Premium. Please see your Contract or contact your company representative for additional details. You may pay unscheduled Premiums, provided the payment is at least $50.00, and the Premium will not disqualify the Contract as a life insurance contract under the Tax Code. If any unscheduled Premium increases the Death Benefit by more than it increases the Account Value, we will require evidence of insurability satisfactory to us.

    While your Contract will show a Planned Premium amount, you are not required to pay Planned Premiums. Your Contract will not lapse merely because you did not pay a Planned Premium.

    Even if you pay all of the Planned Premiums, your Contract nevertheless may enter the Grace Period and thereafter lapse if no Coverage Guarantee is in effect and the Surrender Value is no longer enough to cover the Monthly Deductions. However, paying Planned Premiums can help to keep your Contract in force if your payments at least equal the applicable Guaranteed Coverage Premiums. If you owe any Indebtedness under the Contract, we will treat any unscheduled Premium as a repayment of the Indebtedness and not as additional Premium. You may pay Premiums at our Service Center or to an authorized agent.

    MODIFIED ENDOWMENT CONTRACT. Under certain circumstances, a Contract could be classified as a "modified endowment contract", a category of life insurance contract defined in the Tax Code. If your Contract were to become a modified endowment contract, distributions and loans from the Contract could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Contracts which are MECs", on page 55.

    Your Contract could be deemed to be a modified endowment contract if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Contract and advise you if you need to take action to prevent your Contract from being deemed a modified endowment contract. If you pay a Premium that would result in your Contract being deemed a modified endowment contract, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Contract being deemed a modified endowment contract. If, however, you choose to have your Contract deemed a modified endowment contract, we will not refund the Premium.

    If you replace a modified endowment contract issued by another insurer with a Contract, your Contract will also be deemed to be a modified endowment contract. Our ability to determine whether a replaced contract issued by another insurer is a modified endowment contract is based solely on the sufficiency of the contract data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced contract is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation.

    GUARANTEED COVERAGE MONTHLY PREMIUM.  This Contract includes three Coverage
Guarantees:

       Three-Year Guaranteed Coverage;
       Limited Guaranteed Coverage; and
       Lifetime Guaranteed Coverage

    These Coverage Guarantees are intended to enable you to ensure that your Contract will remain in force during a specified period regardless of changes in the Account Value. The specified period for Three-Year Guaranteed Coverage is the first three Contract Years. The specified period for Limited Guaranteed Coverage is the period from the Contract Date until the later of (a) the Insured's seventy-fifth birthday or (b) the fifteenth Contract Anniversary. Lifetime Guaranteed Coverage will remain in effect until the Insured's death, provided that sufficient Guaranteed Coverage Monthly Premiums are paid as described below.

    As a general rule, your Contract will enter the Grace Period, and may lapse, if the Surrender Value is not sufficient to pay a Monthly Deduction when it is due. Under each Coverage Guarantee, however, we guarantee that regardless of declines in your Account Value, your Contract will not enter the Grace Period as long as you have no outstanding Indebtedness and you have paid sufficient total Premiums. To keep a Coverage Guarantee in effect, your total Premiums must at least equal: (a) the total of the applicable Guaranteed Coverage Monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals.

    However, if Lifetime Guaranteed Coverage is still in effect and the Contract is still in force when the Insured reaches age 100, we will not require you to pay additional premium, but the Death Benefit thereafter will be the greater of the Face Amount or 101% of the Account Value (the Death Benefit after age 100 will always be 100% of Account Value in Florida). The Guaranteed Coverage Monthly Premium for each Coverage Guarantee under your Contract is set forth on the Contract Information Page. The Guaranteed Coverage Monthly Premium for each Coverage Guarantee is based in the Insured's age at issue, sex and rate class, your Contract's Face Amount and Death Benefit Option, any additional benefit agreement, and the duration of the Coverage Guarantee. For Contracts issued for delivery in Maryland and New Jersey, under the Coverage Guarantee, we guarantee that regardless of declines in your Account Value or the existence of outstanding Indebtedness, your Contract will not enter the Grace Period as long as you have paid sufficient total premiums. To keep the Coverage Guarantee in effect, your total Premiums must at least equal: (a) the total of the Guaranteed Coverage Monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals; plus (c) the amount of any outstanding Indebtedness.

    If you increase or decrease the Face Amount of your Contract, change your Death Benefit Option, or add a benefit agreement, we will adjust the Guaranteed Coverage Monthly Premium amount applicable after the change.

    If at any time your total Premiums are insufficient to keep the Limited or Lifetime Coverage Guarantee in effect, we will notify you and you will have a fixed period of time, currently sixty months, to satisfy the Premium shortfall. If you do not, that Coverage Guarantee will end and it cannot be reinstated. If the Three-Year Coverage Guarantee terminates, it may not be reinstated. If all of the Coverage Guarantees are no longer in effect, your Contract will stay in force provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. We may change the amount of time you have to reinstate a Coverage Guarantee, but we will not reduce it to fewer than twelve months. For more detail about the circumstances in which the Contract will lapse, see "Termination and Grace Period", on page 43.

    In some states, the Coverage Guarantees may be unavailable or the terms may differ. In Massachusetts, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends five years after the Contract Date. In addition, for Contracts issued for delivery in Maryland, New Jersey and Texas, certain of the Coverage Guarantees described above are not available. Please refer to your Contract for specific information on the Coverage Guarantees available to you in these states. Please see your Contract or contact your company representative for additional details.

    ALLOCATION OF NET PREMIUMS. We generally allocate your initial Net Premium to the Sub-Accounts and the Fixed Account as of the Contract Date. Subsequent Net Premiums generally will be allocated as of the date your Net Premium is received in our Service Center. Until the fifth day after the end of the right to return period, however, we will not allocate more than $2,000 of your Net Premiums to the Sub-Accounts. Before then, if your Premium allocation instructions would require us to allocate more than $2,000 to the Sub-Accounts, we will allocate the first $2,000 to the Sub-Accounts in accordance with your instructions and temporarily allocate the excess to the Fixed Account. We generally will then reallocate that excess amount (including any interest) among the Sub-Accounts and the Fixed Account, in accordance with your instructions, on the fifteenth day after the Delivery Date. This period may be longer, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. The amount temporarily allocated to the Fixed Account will earn interest until it is reallocated to the Sub-Accounts. In our discretion, in the future we may increase or decrease the temporary allocation limit or otherwise change our procedures for allocating Net Premiums received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

    If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Premiums will not be allocated until all requirements are satisfied. In addition, if we permit you to select a Contract Date before receipt of your initial Net Premium and approval of your application, we may initially allocate your entire Net Premium to our Fixed Account until the date on which we otherwise would have initially allocated your Net Premiums to the Sub-Accounts.

    You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

    You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

    Excepting your initial Premium, we generally will allocate your Net Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Service Center. If an unscheduled Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. If you have any outstanding Indebtedness, we will apply any unscheduled Premium to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

    We will make all valuations in connection with the Contract, other than the initial Premium and other Premiums requiring underwriting, on the date we receive your Premium or request for other action at our Service Center, if that date is a Valuation Day. Otherwise we will make that determination on the next succeeding day which is a Valuation Day.

    ACCOUNT VALUE. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Account Value.

    On the Contract Date, your Account Value will equal the initial Net Premium less the Monthly Deduction for the first Contract Month.

    On each Valuation Day, the value of your interest in a particular Sub-Account will equal:

    (1) The total value of your Accumulation Units in the Sub-Account; plus

    (2) Any Net Premium received from you and allocated to the Sub-Account during the current Valuation Period; plus

    (3) Any Account Value transferred to the Sub-Account during the current Valuation Period; minus

    (4) Any Account Value transferred from the Sub-Account during the current Valuation Period; minus

    (5) Any amounts withdrawn by you (plus the applicable withdrawal charge and withdrawal fee) from the Sub-Account during the current Valuation Period; minus

    (6) The portion of any Monthly Deduction allocated to the Sub-Account during the current Valuation Period for the Contract Month following the Monthly Date.

    On each Valuation Day, your Fixed Account balance will equal:

    (1) The Fixed Account balance on the previous Valuation Day; plus

    (2) Any Net Premium allocated to it; plus

    (3) Any Account Value transferred to it from the Sub-Accounts or the Loan Account; plus

    (4) Interest credited to it; minus

    (5) Any Account Value transferred out of it; minus

    (6) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

    (7) The portion of any Monthly Deduction allocated to the Fixed Account.

    All values under the Contract equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

    ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Day. A Sub-Account's Accumulation Unit Value for a particular Valuation Day will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is: (1) divided by (2) minus (3), where: (1) is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period and (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period; (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.

    You should refer to the Prospectuses for the Portfolios, which accompany this Prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

    TRANSFER OF ACCOUNT VALUE. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

    We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first twelve transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

    We may modify or terminate the transfer privilege at any time.

    Also, at any time we may impose special restrictions for Contracts using strategies of programmed and frequent transfers such as those employed by professional market timers or other organizations.

    We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

    As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

    You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) twenty percent of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

    We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

    TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Timely requests will be processed on that day at that day's price.

    We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

    DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer payments is exhausted. If you are dollar cost averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you can not transfer from the Fixed Account until your next Contract Anniversary. For more detail on transfer restrictions from the Fixed Account, see "Transfer of Account Value" on page 24. We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit. See "Transfer Fee" on page 49.

    Your request to participate in this program will be effective when we receive your completed application at our Service Center. Call or write us for a copy of the application and additional information concerning the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time.

    The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program; nor will it prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

    ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Net Premium (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing

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program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. See "Transfer Fee" at page 49.

    You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

    Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time. You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

    ASSET ALLOCATION MODELS. Standard & Poor's Inc. ("S&P") has developed several asset allocation models for use with the Contract. The purpose of these models is to provide generalized guidance on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these asset allocation models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.

    If you decide to use a model, we will automatically allocate your Net Premiums in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Net Premiums or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

    You may choose to use an S&P asset allocation model at any time. You also may discontinue your use at any time. We will automatically discontinue your use of a model if you (a) discontinue the Asset Rebalancing Program or (b) give us instructions changing your allocations of Net Premiums or Account Value among the Sub-accounts. Call us at our Service Center or contact your sales representative for additional information or forms.

    For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

    Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.

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                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS

    PORTFOLIOS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). We briefly describe the Portfolios below. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a Prospectus for a Portfolio, contact us and we will send you a copy.

    Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

    The Portfolios which currently are the permissible investments of the Variable Account under this Contract are separate series of AIM Variable Insurance Funds ("AIM Funds"), Liberty Variable Investment Trust ("Liberty Trust"), MFS Variable Insurance Trust ("MFS Trust"), SteinRoe Variable Investment Trust ("SteinRoe Trust"), Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Trust") and Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc. and three series of Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios ("Dreyfus Portfolios"). The investment objectives of the Portfolios are briefly described below.

                            PORTFOLIOS OF AIM FUNDS
                       AND VARIABLE ACCOUNT SUB-ACCOUNTS

    AIM V.I. CAPITAL APPRECIATION FUND. (AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT) Growth of capital.

    AIM V.I. GOVERNMENT SECURITIES FUND. (AIM V.I. GOVERNMENT SECURITIES SUB-ACCOUNT) High level of current income consistent with reasonable concern for safety of principal.

    AIM V.I. INTERNATIONAL GROWTH FUND. (AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT) (FORMERLY KNOWN AS AIM V.I. INTERNATIONAL EQUITY FUND) Long-term growth of capital.

    AIM V.I. NEW TECHNOLOGY FUND. (AIM V.I. NEW TECHNOLOGY SUB-ACCOUNT) Long-term growth of capital.

                             DREYFUS PORTFOLIOS AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    DREYFUS STOCK INDEX FUND--INITIAL SHARES (DREYFUS STOCK INDEX
SUB-ACCOUNT). Seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index by investing in all 500 stocks in the S&P 500-Registered Trademark- in proportion to their weighting in the index.(1)

    DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO--INITIAL SHARES (DREYFUS APPRECIATION SUB-ACCOUNT). Formerly known as Dreyfus Variable Investment Fund Capital

Appreciation Portfolio. Seeks long-term capital growth consistent with the preservation of capital, with current income as a secondary objective, by investing primarily in common stocks, focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. This Portfolio is sub-advised by Fayez Sarofim & Co.

    DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.--INITIAL SHARES (DREYFUS SOCIALLY RESPONSIBLE GROWTH SUB-ACCOUNT). Seeks capital growth, with current income as a secondary goal, by investing at least 80% of its assets in common stocks of companies which, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. This Portfolio is sub-advised by NCM Capital Management Group, Inc.

    DREYFUS INVESTMENT PORTFOLIOS EMERGING LEADERS PORTFOLIO--INITIAL SHARES (DREYFUS IP EMERGING LEADERS SUB-ACCOUNT). Seeks capital growth. To pursue this goal, the portfolio invests in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The portfolio invests at least 80% of its assets in small-cap stocks. Small-cap stocks are those with market capitalizations of less than $2 billion at the time of purchase. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

    DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO--INITIAL SHARES (DREYFUS IP TECHNOLOGY GROWTH SUB-ACCOUNT). Seeks capital appreciation by investing at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

                          FRANKLIN TEMPLETON TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    FRANKLIN GROWTH AND INCOME SECURITIES FUND--CLASS 2 (FRANKLIN GROWTH & INCOME SUB-ACCOUNT). Seeks capital appreciation with a secondary goal to provide current income, by investing primarily in equity securities that the fund's manager considers to be financially strong, but undervalued by the market. To help identify these companies, the manager focuses on a company's dividend yield (annual per share dividends divided by per share market price). Following this strategy, the fund will invest predominantly in common stocks that have dividend yields at least equal to the yields of the stocks in the Standard & Poor's 500 Index.

    FRANKLIN LARGE CAP GROWTH SECURITIES FUND--CLASS 2 (FRANKLIN LARGE CAP GROWTH SUB-ACCOUNT). Seeks capital appreciation by investing primarily in equity securities of U.S. large-cap growth companies. Large-cap companies are those with market capitalization values (share price multiplied by the number of common stock shares outstanding within the top 50% of market capitalization values in the Russell 1000 Index.

(1) "Standard & Poor's 500", "S&P 500", and "S&P" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Portfolio. The Portfolio is not sponsored, endorsed, sold or promoted by S&P or the McGraw-Hill Companies Inc.

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    FRANKLIN STRATEGIC INCOME SECURITIES FUND--CLASS 2 (FRANKLIN STRATEGIC
INCOME SUB-ACCOUNT). Seeks to earn a high level of current income with a secondary goal of long-term capital appreciation, by primarily investing in U.S. and foreign debt securities, including those in emerging markets. While there are no set percentage limitations on the amount the fund invests in any particular type of debt securities, the fund actively and flexibly shifts its investments among various types of debt securities to respond to current and expected economic conditions.

    FRANKLIN MONEY MARKET FUND--CLASS 2 (FRANKLIN MONEY MARKET
SUB-ACCOUNT). The fund's goal is high current income, consistent with liquidity and capital preservation. The fund also seeks to maintain a stable share price of $1.00. The fund invests exclusively in U.S. dollar denominated money market debt instruments.

    TEMPLETON GROWTH SECURITIES FUND--CLASS 2 (TEMPLETON GROWTH
SUB-ACCOUNT). Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including those in the United States and emerging markets.

                        PORTFOLIOS OF LIBERTY TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    COLONIAL SMALL CAP VALUE FUND, VARIABLE SERIES (COLONIAL SMALL CAP VALUE SUB-ACCOUNT). Long-term growth by investing primarily in smaller capitalization stocks of U.S. companies.

    COLONIAL HIGH YIELD SECURITIES FUND, VARIABLE SERIES (COLONIAL HIGH YIELD SECURITIES SUB-ACCOUNT). High current income and total return by investing primarily in lower rated corporate debt securities. The Portfolio may invest up to 100% of its assets in lower rated bonds (commonly referred to as "junk bonds") which are regarded as speculative as to payment of principal and interest. Therefore, the corresponding Sub-Account may not be suitable for all Contract Owners. Contract Owners should carefully assess the risks associated with the Portfolio before investing.

    COLONIAL STRATEGIC INCOME FUND, VARIABLE SERIES (COLONIAL STRATEGIC INCOME SUB-ACCOUNT). Current income, as is consistent with prudent risk and maximizing total return, by diversifying investments primarily in U.S. and foreign government and lower rated corporate debt securities. The Portfolio may invest a substantial portion of its assets in lower rated bonds (commonly referred to as "junk bonds"). Therefore, the corresponding Sub-Account may not be suitable for all Contract Owners. You should carefully assess the risks associated with the Portfolio before investing.

    COLONIAL U.S. GROWTH & INCOME FUND, VARIABLE SERIES (COLONIAL U.S. GROWTH & INCOME SUB-ACCOUNT). Long-term growth and income by investing primarily in large capitalization stocks.

    LIBERTY ALL-STAR EQUITY FUND, VARIABLE SERIES (LIBERTY ALL-STAR EQUITY SUB-ACCOUNT). Total investment return, comprised of long-term capital appreciation and current income, through investment primarily in a diversified portfolio of equity securities.

                                       29
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                          PORTFOLIOS OF MFS TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    MFS EMERGING GROWTH SERIES (MFS VIT EMERGING GROWTH SUB-ACCOUNT). Long-term growth of capital by investing primarily in common stocks of companies that the adviser believes are early in their life cycle but have the potential to become major enterprises.

    MFS RESEARCH SERIES (MFS VIT RESEARCH SUB-ACCOUNT). Long-term growth of capital and future income by investing a substantial portion of the Portfolio's assets in equity securities of companies believed to possess better than average prospects for long-term growth. The Portfolio may invest up to twenty percent of its assets in foreign securities that are not traded on a U.S. exchange.

    MFS UTILITIES SERIES (MFS VIT UTILITIES SUB-ACCOUNT). Capital growth and current income, by investing, under normal circumstances, at least 80% (but up to 100% at the discretion of the adviser) of its net assets in equity and debt securities of both domestic and foreign companies in the utilities industry.

    MFS INVESTORS TRUST SERIES (MFS VIT INVESTORS TRUST SUB-ACCOUNT). Long term growth of capital and secondarily to provide reasonable current income by investing at least 65% of its net assets in common stocks and related securities.

    MFS CAPITAL OPPORTUNITIES SERIES (MFS VIT CAPITAL OPPORTUNITIES SUB-ACCOUNT). Seeks capital appreciation by investing at least 65% of its net assets in common stocks and related securities.

    MFS HIGH INCOME SERIES (MFS VIT HIGH INCOME SUB-ACCOUNT). Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

                        PORTFOLIOS OF STEINROE TRUST AND
                         VARIABLE ACCOUNT SUB-ACCOUNTS

    STEIN ROE BALANCED FUND, VARIABLE SERIES (STEINROE BALANCED
SUB-ACCOUNT). High total investment return through investment among common stock, bonds and cash.

    STEIN ROE GROWTH STOCK FUND, VARIABLE SERIES (STEINROE GROWTH STOCK SUB-ACCOUNT). Long-term growth of capital through investment primarily in common stocks of companies with large market capitalization.

    STEIN ROE MONEY MARKET FUND, VARIABLE SERIES (STEINROE MONEY MARKET SUB-ACCOUNT). High current income from short-term money market instruments while emphasizing preservation of capital and maintenance of liquidity.

    NOT ALL SUB-ACCOUNTS MAY BE AVAILABLE UNDER YOUR CONTRACT. You should contact your representative for further information on the availability of the Sub-Accounts.

    A I M ADVISORS, INC. ("AIM") is the investment adviser to each Portfolio of the AIM Funds. AIM has operated as an investment adviser since 1976.

                                       30
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    LIBERTY ADVISORY SERVICES CORP., is the manager for the funds in Liberty
Variable Investment Trust. Colonial Management Associates, Inc. ("Colonial"), serves as sub-adviser for the funds (except for the Liberty All-Star Equity
Fund). Colonial has provided investment advisory services since 1931. Liberty Asset Management Company serves as sub-adviser for the Liberty All-Star Equity Fund, Variable Series and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Investment Management Company, Schneider Capital Management, and Boston Partners Asset Management, L.P.

    THE DREYFUS CORPORATION ("DREYFUS") serves as investment adviser for each of the Dreyfus Portfolios. Dreyfus has operated as an investment adviser since 1947. Mellon Equity Associates, an affiliate of Dreyfus, serves as index fund manager to the Dreyfus Stock Index Fund. Fayez Sarofim & Company serves as sub-investment adviser to the Dreyfus VIF Appreciation Portfolio. NCM Capital Management Group, Inc. serves as sub-investment adviser to the Dreyfus Socially Responsible Growth Fund, Inc.

    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON") Franklin Advisors, Inc. is investment advisor for each of the Franklin Templeton Portfolios except for the Templeton Growth Securities Fund. Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund.

    MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS") is the investment adviser to each Portfolio of the MFS Trust. MFS and its predecessor organizations have a history of money management dating back to 1924 and the founding of the first mutual fund in the United States.

    STEIN ROE & FARNHAM INCORPORATED ("STEIN ROE") is the investment adviser for each fund of Stein Roe Investment Trust. In 1986, Stein Roe was organized and succeeded to the business of Stein Roe & Farnham, a partnership. Stein Roe and its predecessor have provided investment advisory and administrative services since 1932.

    We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts.

    Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

    Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying Prospectuses of the Portfolios for further information.

                                       31
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    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

    VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Account to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

    As a general rule, you are the person entitled to give voting instructions. However, if you assign your Contract, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

    If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

    We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

    In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we

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reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

    This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

    ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Net Premiums under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

    (a) to operate the Variable Account in any form permitted by law;

    (b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

    (c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

    (d) to add, combine, or remove Sub-Accounts in the Variable Account;

    (e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Deductions and Charges--Separate Account Expense Charge" on pages 44-45 below; and

    (f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

    If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT.

    THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE

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STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO
GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

    You may allocate part or all of your Net Premiums to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Net Premium or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

    The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

    During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account Balance to the Sub-Accounts, subject to the requirements and limits described in "Transfer of Account Value" on page 24.

    Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

    We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                          CONTRACT BENEFITS AND RIGHTS

    DEATH BENEFIT. While your Contract is in force, we will pay Death Proceeds to the Beneficiary upon the death of the Insured. As described below in "Proceeds Options", on pages 41-42, we will pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

    The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. The proceeds may be increased, if you have added an Agreement that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

    The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Account Value. If you withdraw part of your Account Value, we will reduce the Death Benefit as described in this Prospectus on page 41.

    DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit options. Under Option 1, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract; or (b) the Account Value multiplied by the applicable corridor percentage as described below. Under Option 2, the Death Benefit will be the greater of: (a) the then current

    Face Amount of your Contract plus the Account Value; or (b) the Account Value multiplied by the applicable corridor percentage as described below. We set the corridor percentages so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

        EXAMPLES:

                                                         EXAMPLE A   EXAMPLE B
                                                         ---------   ---------
Face Amount............................................  $100,000    $100,000
Death Benefit Option 1.................................
Insured's Age..........................................     60          60
Account Value on Date of Death.........................  $ 80,000    $ 50,000
Applicable Corridor Percentage.........................    130%        130%
Death Benefit..........................................  $104,000    $100,000

    In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Face Amount) and $104,000 (the Account Value at the Date of Death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

    In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

    Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Account Value. Therefore, under Option 1, as your Account Value increases, the net amount at risk under your Contract will decrease. Under Option 2, on the other hand, the amount of the Death Benefit generally increases to reflect increases in the Account Value. Therefore, if you select Option 2, your Contract generally will involve a constant net amount at risk. Since the cost of insurance charge on your Contract is based upon the net amount at risk, the cost of insurance charge will generally be less under a Contract with an Option 1 Death Benefit than under a similar Contract with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Account Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Account Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Account Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

    After the first Contract Year, once each Contract Year you may change the Death Benefit option by writing to us at our Service Center. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Contract to equal the Option 2 Death Benefit as of the effective date of the change. If you ask to change from Option 1 to Option 2, we will change the Face Amount of your Contract to equal the Option 1 Death Benefit less the Account Value as of the effective date of the change. The change will take effect on the Monthly Date on or immediately following the date we approve your request. If you change your Contract's Death Benefit Option, your Contract's Guaranteed Coverage Monthly Premium amounts will change prospectively from the date of the change.

    We may require you to provide evidence of insurability for a change in Death Benefit option. We will not permit you to change the Death Benefit option under your Contract if afterward the Face Amount remaining in force would be less than $50,000.

    DEATH BENEFIT AT ATTAINED AGE 100. If the Insured is living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will make the following changes in your Contract:

    -- If Lifetime Guaranteed Coverage is in effect, the Death Benefit will equal the greater of the Face Amount of your Contract or 101% of the Account Value of your Contract. Otherwise, the Death Benefit will equal 101% of the Account Value of your Contract. For Contracts issued in Florida, the Death Benefit after age 100 will be equal to the Account Value of the Contract;

    --  You may not pay additional Premiums; and

    -- We no longer will charge the cost of insurance charge as part of your Monthly Deductions.

    For contracts issued for delivery in Illinois, at Attained Age 100 all Account Value in the Sub-Accounts will be transferred to the Fixed Account and no further transfers may be made to the Sub-Accounts. Please see your Contract or contact your company representative for additional details.

    THE DEATH BENEFIT AT ATTAINED AGE 100 provisions do not apply to contracts issued for delivery in New York. Instead, there is a Maturity Benefit at Attained Age 100 for New York Contracts as follows:

    We will pay a maturity benefit to you equal to the Surrender Value and the Contract will end if the Insured is living and the Contract is in force on the Maturity Date which is the Contract Anniversary following the Insured's Attained Age 100.

    Please see your Contract or contact your company representative for additional details.

    CHANGE IN THE FACE AMOUNT. While the Contract is in force, you may change the Face Amount after the first Contract Year. Write or call our Service Center to obtain the necessary form. The change will take effect when we approve your request.

    If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the Face Amount under the original application. We will not permit a decrease in the Face Amount of your Contract if afterward the Face Amount remaining in force would be less than $50,000.

    We will charge a portion of the Withdrawal Charge on any decrease in Face Amount that you request. The amount of the Withdrawal Charge will equal the then applicable Withdrawal

Charge on a total surrender of your Contract, multiplied by the percentage decrease in the Face Amount. We will deduct this charge from your Account Value, allocating it among the Sub-Accounts and the Fixed Account in proportion to your Account Value in each option.

    If a request for a Face Amount decrease would cause your Contract to fail to qualify for treatment as a life insurance contract under the Tax Code, we may decline your request. In the alternative, we may give you the option of withdrawing sufficient Account Value from your Contract to enable it to continue to be treated as a life insurance contract for tax purposes after the requested Face Amount decrease. We will not charge a separate Withdrawal Charge on any amount withdrawn in connection with a Face Amount decrease.

    To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $25,000. You may not increase the Face Amount of your Contract more often than once every twelve months.

    You should be aware that an increase in the Face Amount of your Contract will affect the cost of insurance charges applicable to your Contract. We will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Contract. We will not approve a request for a Face Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Contract month following the increase. As described in "Withdrawal Charge" on pages 46-47, your maximum withdrawal charge will also increase. Increases in the Face Amount of your Contract will increase the Guaranteed Coverage Monthly Premium amount. Likewise, decreases in the Face Amount of your Contract will decrease the Guaranteed Coverage Monthly Premium amount.

    OPTIONAL INSURANCE BENEFITS. You may ask to add one or more Agreements to your Contract to provide additional optional insurance benefits. We may require evidence of insurability before we issue an Agreement to you. We will deduct the cost of any Agreements as part of the Monthly Deduction. Addition of an optional insurance benefit may also increase your Guaranteed Coverage Monthly Premium amount. The Agreements we currently offer are described below. For more information concerning what options we may offer, please ask your sales representative or contact us at 800-451-7065. In our discretion we may offer Agreements or stop offering an Agreement at any time. Not all of these Agreements may be available in your state, and the terms of these benefits may differ in some states. In addition, if your Contract was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these Agreements. Contact us for more information.

    ACCELERATED DEATH BENEFIT AGREEMENT. You may elect to add an Accelerated Death Benefit Agreement to your Contract. If such Agreement has been attached, you may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a Terminal Condition; or (2) the Insured is Chronically Ill, as these terms are defined in the Contract. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract.

    If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.

    If your request for an Accelerated Death Benefit is based on the Insured's being Chronically Ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Accelerated Death Benefit", on page 55.

    The terms of this benefit may differ in some states. Contact us for more information.

    WAIVER OF SPECIFIED MONTHLY PREMIUM. Under this Agreement, we will contribute a specified monthly amount to the Account Value while the Insured is disabled as defined in the Agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction Agreement to your Contract.

    WAIVER OF MONTHLY DEDUCTION. Under this Agreement, we will waive the Monthly Deduction while the Insured is disabled as defined in the Agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction Agreement to your Contract.

    CHILDREN'S PROTECTION BENEFIT. Under this Agreement we will pay a Death Benefit to the Beneficiary if one of the Insured's children dies before the child's 25th birthday while the Agreement is in force. If the Insured dies while this Agreement is in force, the benefit becomes fully paid up. Until the child's 25th birthday, you may convert the Agreement for a new Contract on the child's life, subject to certain conditions as defined in the Agreement. We will not require evidence of insurability to convert the Agreement.

    ACCIDENTAL DEATH AND DISMEMBERMENT. Under this Agreement, we will pay a benefit if the Insured dies from accidental bodily injury or suffers a bodily injury as specified in the Agreement.

    PRIMARY INSURED TERM INSURANCE. This Agreement provides additional term life insurance coverage on the primary Insured. Until the primary Insured reaches age 75, you may exchange this Agreement for a new contract or an increase in the Face Amount of your Contract without evidence of insurability. In addition, if you convert this Agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the premium for the new contract. We will not require evidence of insurability to exchange or convert the Agreement. The addition of a Term Insurance Agreement does not affect the withdrawal charge on your Contract. As a result, if you provide a portion of your insurance coverage through a Term Insurance Rider instead of through increasing the Face Amount of your Contract, your withdrawal charge will be lower. However, under some combinations of coverage, your cost of insurance charges may be higher.

    ADDITIONAL INSURED TERM INSURANCE. This Agreement provides life insurance coverage on an additional Insured. We will pay the Face Amount of the Agreement to the named Beneficiary when we receive due proof that the additional Insured died while the Agreement was in force. Until the additional Insured's 75th birthday, you may exchange the Agreement for a new Contract on the additional Insured's life, subject to certain conditions as defined in the Agreement. In addition, if you convert this Agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the premium for the new contract. We will not require evidence of insurability to exchange or convert the Agreement.

    CONTRACT LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Cash Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. Thus, for example, if the Cash Value of your Contract was $10,000 and you already had $5,000 in Indebtedness outstanding, you could borrow an additional $4,000 ($10,000 X 90% - $5,000). The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Contract Loan to you.

    The interest rate on all Contract Loans is the Loan Interest Rate shown in your Contract. Interest on Contract Loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest on a Contract Loan when due, the unpaid interest will become part of the Contract Loan and will accrue interest at the same rate.

    When we make a Contract Loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers pro rata from the Fixed Account and the Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro rata share from the Fixed Account.

    We will credit interest to the portion of the Loan Account attributable to "Preferred Loans", as defined below, at the Loan Interest Rate shown in your Contract. We will treat as a Preferred Loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account. If you have any unpaid Indebtedness and your Surrender Value is insufficient to pay a Monthly Deduction when due, your Contract will enter the Grace Period and may terminate, as explained in the section entitled "Termination and Grace Period," on page 43. If your Contract lapses while a Contract Loan is outstanding and your Contract is not a MEC, you may owe taxes or suffer other adverse tax consequences. See "Federal Tax Considerations--Contracts Which Are Not MECs" on page 56 below. Please consult a tax adviser for details.

    If you have an outstanding Contract Loan, decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract Loan and do not pay loan interest when due, unpaid interest will be added to your Contract Loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract Loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

    You may repay all or any part of any Contract Loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract Loan outstanding, we will treat any unscheduled Premium we receive from you as a loan repayment, unless you instruct us otherwise in writing. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Net Premium among the Sub-Accounts and the Fixed Account on the same basis as Planned Premium are allocated, unless you instruct us otherwise.

    A Contract Loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract Loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract Loan. Also, if you do not repay a Contract Loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

    You may realize taxable income when you take a Contract Loan. In some instances, a Contract is treated as a "modified endowment contract" for federal tax purposes. In that situation, Contract Loans are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract Loans is generally not deductible. See "Federal Tax Considerations--Contracts Which Are MECs" on page 55 below. Accordingly, before you take a Contract Loan, you should consult your tax adviser and carefully consider the potential impact of a Contract Loan on your rights and benefits under the Contract.

    AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT. While your Contract is in force, you may fully surrender your Contract. Upon surrender, we will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. Your Contract will terminate on the day we receive your written request. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

    The Surrender Value equals the Account Value, minus any applicable withdrawal charge, minus any Indebtedness. We will determine the Surrender Value as of the end of the Valuation Period during which we received your request for surrender. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete written request or on the effective surrender date you have requested, whichever is later. The determination of the withdrawal charge is described on page 46.

    You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Proceeds Options" on page 41.

    The tax consequences of surrendering the Contract are discussed in "Federal Tax Considerations," beginning on page 52.

    PARTIAL WITHDRAWALS. Beginning in the second Contract Year, you may receive a portion of the Surrender Value by making a partial withdrawal from your Contract. You must request the partial withdrawal in writing. Your request will be effective on the date we receive it at our Service Center. Before we pay any partial withdrawal, you must provide us with tax withholding information.

    When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus any applicable withdrawal charge and withdrawal fee from your Account Value. We may waive the withdrawal charge on some or all of your withdrawals. The determination of the withdrawal charge is described on pages 46-47.

    You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and withdrawal fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it pro rata from the Sub-Accounts and the Fixed Account.

    During the first Contract Year, you may not make partial withdrawals. After the first Contract Year, you may take partial withdrawals as often as you choose. You may not, however, withdraw less than $250 at one time. In addition, we may refuse to permit any partial withdrawal that would leave less than $250 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account balance is withdrawn. If a partial withdrawal plus any applicable withdrawal charge would reduce the Account Value to less than $500, we may treat your request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change these limits.

    If you have selected Death Benefit Option 1, a partial withdrawal will reduce the Face Amount of your Contract as well as the Account Value. We will reduce the Face Amount by the amount of the partial withdrawal and any charges associated with it. The withdrawal charge on the partial surrender will equal the then current withdrawal charge on a full surrender multiplied by the percentage decrease in the Face Amount resulting from the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $50,000. If you have previously increased the Face Amount of your Contract, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the next most recent increases successively, then the Face Amount of the original Contract. We will notify you of any change in the Face Amount in our next quarterly or annual report to you.

    Under Option 2, a reduction in Account Value as a result of a partial withdrawal will typically result in a dollar for dollar reduction in the life insurance proceeds payable under the Contract. It will not, however, affect the Face Amount. Accordingly, we will not charge a Withdrawal Charge on a partial withdrawal from a Contract under Option 2.

    The tax consequences of partial withdrawals are discussed in "Federal Tax Considerations" beginning on page 52.

    PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

    You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one.

    The following proceeds options are available under the Contract:

    OPTION 1--INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

    OPTION 2--FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

    OPTION 3--FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.

    OPTION 4--LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no Guarantee Period is selected, payments will stop when the payee dies. It is possible for the payee to receive only one payment, if the payee dies before the second payment is due. If a Guarantee Period is selected and the payee dies before the end of the Guarantee Period, we will continue payments to a named beneficiary until the end of the Guarantee Period. We offer Guarantee Periods of ten years, fifteen years or twenty years. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G.

    LIBERTY SECURITY ACCOUNT-REGISTERED TRADEMARK-. We will credit interest to proceeds left with us in the Liberty Security Account-Registered Trademark-. We will credit interest to your Liberty Security Account-Registered Trademark-balance at a rate we declare. We periodically may change that rate, but it will never be less than 3.0% annually. The beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

    When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

    In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

    TERMINATION AND GRACE PERIOD. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

    (a) you surrender your Contract;

    (b) the Grace Period ends; or

    (c) the Insured dies.

    Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either (a) no Coverage Guarantee is in effect or (b) at least one of the Coverage Guarantees is in effect, but you have outstanding Indebtedness under your Contract. You will be given a 61-day Grace Period in which to pay an amount sufficient to keep the Contract in force after the end of the Grace Period.

    At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Contract will end at the end of the Grace Period.

    The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit," on page 34.

    As described in "Guaranteed Coverage Monthly Premium" on page 20, your Contract has a Three-year Guaranteed Coverage Period, a Limited Guaranteed Coverage Period and a Lifetime Guaranteed Coverage Period, provided that you pay sufficient Premiums. Under each Coverage Guarantee, if you do not have any outstanding Indebtedness and you have paid sufficient Premiums, your Contract will not lapse during the applicable Guaranteed Coverage Period.

    REINSTATEMENT. If the Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Premium. You must request reinstatement within five years from the end of the Grace Period while the Insured is living. The reinstatement Premium is equal to an amount sufficient to cover three months of monthly deductions following the date of reinstatement. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Premium paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date.

    CANCELLATION. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. This right to return may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

    POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

    (1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

    (2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

    (3) at any other time permitted by the SEC for your protection.

    In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                             DEDUCTIONS AND CHARGES

    We assess charges and deductions under the Contracts against the Sub-Accounts and the Account Value. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the Prospectuses of the Portfolios.

    PREMIUM EXPENSE CHARGE. We charge a premium expense charge on each Premium paid. The current premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the Guaranteed Coverage Monthly Premium equals the guideline level premium determined under Section 7702(c) of the Tax Code. We may change the premium expense charge, but it will never exceed 5.5% of each Premium.

    The premium expense charge is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%. We do not vary the premium expense charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state.

    SEPARATE ACCOUNT EXPENSE CHARGE. On each Valuation Day, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The separate account expense charge will be calculated at an annual rate equivalent to .60% of average daily net assets of each Sub-Account, as described in the table of

Contract Charges and Deductions on pages 3-4. The amount deducted will be determined on each Valuation Day.

    The separate account expense charge is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the monthly deduction and premium expense charge, which are charged for separately and described below. Accordingly, the separate account expense charge is intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

    --  mortality and expense risk;

    -- certain federal taxes and other expenses associated with the receipt of Premiums; and

    -- a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

    The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the Guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

    We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). In the future, however, we may make such a charge. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

    MONTHLY DEDUCTION. Each month on the Monthly Date we will take a Monthly Deduction from your Account Value. The Monthly Deduction will consist of a cost of insurance charge, a contract fee, and any charges for optional benefit Agreements. We deduct the Monthly Deduction pro rata from your interests in the Sub-Accounts and your Fixed Account balance.

    COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract.

    The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is
(a) minus (b) where:

    (a) is the Death Benefit on the first day of the Contract Month divided by the sum of one plus the Guaranteed Monthly Equivalent Interest Rate shown in your Contract; and

    (b) is the Account Value on that day before the deduction of the Monthly Deduction.

    Rates may differ based on the age, sex, rating class and history of tobacco use of the Insured. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. Because the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

    We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue age, Contract Year, rating class, and history of tobacco use of the Insured. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Mortality Table B assuming a blend of 80% male and 20% female lives.

    CONTRACT FEE. We charge a contract fee of $9.00 per month if your Contract's Face Amount is less than $100,000. We charge a contract fee of $6.00 per month if your Contract's Face Amount is $100,000 or greater. The contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.

    PORTFOLIO EXPENSES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio's assets. For a summary of current estimates of these charges and expenses, see pages 5-6. For more information concerning the investment advisory fees and other charges against the Portfolios, see the Prospectuses and the statements of additional information for the Portfolios, which are available upon request.

    We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. We may receive Rule 12b-1 fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

    WITHDRAWAL CHARGE. In general, if you surrender your Contract, take a partial withdrawal, or decrease your Contract's Face Amount, you may pay a withdrawal charge. The withdrawal charge on surrender equals the amount shown in the withdrawal charge table in your Contract, plus any additional withdrawal charge due to increases in the Face Amount of your Contract. The amount of the withdrawal charge decreases over time. The withdrawal charge on a partial withdrawal on a decrease in Face Amount is an amount in proportion to the percentage decrease in Face Amount. The withdrawal charge is explained in more detail below. For additional information concerning the rates applicable to you, please consult your sales representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product.

    The withdrawal charge and the premium expense charge are imposed to cover our actual distribution and premium tax expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses and premium tax expenses of the Contracts over the life of the Contracts. However, to the extent distribution costs and premium taxes are not recovered by the withdrawal charge or the premium expense charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

    INITIAL WITHDRAWAL CHARGE. When we issue your Contract, we determine the initial withdrawal charge. To determine the initial amount of the withdrawal charge, we multiply the initial Face Amount of your Contract by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's issue age, sex and underwriting class. For example, if the Insured is age 45 when your Contract is issued, the applicable rates per thousand are as follows:

Male Non-Smoker.............................................   $13.68
Male Smoker.................................................   $21.96
Female Non-Smoker...........................................   $ 9.72
Female Smoker...............................................   $13.32
Unisex Non-Smoker...........................................   $12.84
Unisex Smoker...............................................   $20.16

    Accordingly, if the Insured were a male non-smoker age 45 and the Contract's Face Amount were $100,000, the withdrawal charge initially would be $1,368. The rates for each category are greater or lesser according to the age of the Insured when your Contract is issued. The maximum rates for each category is $50.00 per $1,000 of Face Amount.

    WITHDRAWAL CHARGE ON SURRENDER. If you surrender your Contract after ten Contract Years have elapsed, we will not charge a withdrawal charge (unless you have increased the Face Amount of your Contract, as explained below). Before that time, we determine the applicable withdrawal charge by multiplying the initial withdrawal charge on your Contract by the appropriate withdrawal charge percentage for the Contract Year in which the surrender occurs. Those percentages are:

                           % OF                    % OF
                         INITIAL                 INITIAL
      CONTRACT          WITHDRAWAL   CONTRACT   WITHDRAWAL
        YEAR              CHARGE       YEAR       CHARGE
---------------------   ----------   --------   ----------
          1                100%          6         70%
          2                100%          7         60%
          3                100%          8         50%
          4                 90%          9         40%
          5                 80%         10         20%

    WITHDRAWAL CHARGE ON PARTIAL WITHDRAWAL. We also charge a withdrawal charge on a partial withdrawal from your Contract. The applicable withdrawal charge will be a pro rata share of the then current withdrawal charge on a complete surrender, based on the percentage decrease in Face Amount resulting from the partial withdrawal.

    If you choose Death Benefit Option 1, a partial withdrawal decreases the Face Amount on a dollar-for-dollar basis. Accordingly, the percentage used to calculate the Withdrawal Charge equals the sum of the partial withdrawal plus the Withdrawal Charge divided by the Face Amount prior to the withdrawal.

    If you choose Death Benefit Option 2, a partial withdrawal does not affect the Face Amount. Accordingly, there is no Withdrawal Charge on partial withdrawals from Contracts under Option 2.

    WITHDRAWAL CHARGE ON DECREASES IN INITIAL FACE AMOUNT. If you request a decrease in the Face Amount of your Contract, we will charge you a Withdrawal Charge. The amount of the charge will equal the then applicable Withdrawal Charge on a full surrender multiplied by the percentage decrease in your Contract's Face Amount (I.E., the amount of the decrease divided by the Face Amount before the decrease). We will deduct the Withdrawal Charge pro rata from your Account Value in each Sub-Account and the Fixed Account. If you need to take a partial withdrawal in connection with a Face Amount decrease in order for your Contract to continue to be treated as a life insurance contract under the Tax Code, we will not charge any additional Withdrawal Charge with respect to the amount required to be withdrawn.

    WITHDRAWAL CHARGE ON INCREASES IN INITIAL FACE AMOUNT. If you increase the Face Amount of your Contract, we will determine an additional withdrawal charge applicable to the amount of the increase. We calculate the additional withdrawal charge using the same procedures described above, except that we use the Insured's age and underwriting class at the time of the increase, rather than at the time your Contract was issued. If you surrender your Contract, make a partial withdrawal, or decrease the Face Amount of your Contract after an increase in Face Amount, we separately calculate the withdrawal charge applicable to the initial Face Amount and each increase and add those amounts to determine the total Withdrawal Charge.

    Each Face Amount increase also has a withdrawal charge associated with it. It reduces at the same rate as the initial withdrawal charge shown above.

    MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year any Insured or his or her spouse has a Qualifying Medical Stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility. You may not claim this benefit if the medical treatment is provided by a resident of your household or a member of your immediate family. Additional restrictions may apply if the Insured's spouse had a Qualifying Medical Stay within 45 days before the Contract Date. We may require you to provide us with written proof of your eligibility. This waiver is described in more detail in the Contract. This provision may vary in some states and is discussed in more detail in the Contract.

    WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

    TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first twelve transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

    We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

    SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

    From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

                          GENERAL CONTRACT PROVISIONS

    PERIODIC REPORTS TO CONTRACT OWNERS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Net Premiums, the current Death Benefit, Surrender Value, Indebtedness, partial withdrawals, Premiums paid, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

    In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933 as amended and the Investment Company Act of 1940 as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time. To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

    We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

    LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive or for two years after any increase in the Face Amount. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

    In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

    SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end. Likewise, if the Insured dies by suicide while sane or kills him- or herself while insane within two years after the effective date of any increase in the Face Amount, the amount we will pay you with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase.

    MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

    BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

    You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

    If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary is the Contract Owner or the Contract Owner's estate.

    ASSIGNMENT. While the Insured is alive, you may assign your Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

    CREDITORS' CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

    DIVIDENDS.  We will not pay any dividend under the Contract.

    NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

    MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this Prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

                           FEDERAL TAX CONSIDERATIONS

    NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

    In addition, this discussion does not include a detailed description of the federal income tax consequences of the purchase of these Contracts or any discussion of special tax rules that may apply to certain purchase situations. We also have not tried to consider any other possibly applicable state or other tax laws, for example, the estate tax consequences of the Contracts. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the Contract, as well as any other questions you may have concerning the tax status of the Contract or the possibility of changes in the tax law.

    TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

    Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

    In several states we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the Withdrawal Charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

    TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate, if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract Loan. If you own and are the Insured under a

Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

    In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

    In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").

    In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

    The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

    The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the segregated asset accounts underlying variable contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, a segregated asset account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

    These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

    OWNER CONTROL. In certain circumstances, variable life insurance contract owners will be considered the owners, for tax purposes, of separate account assets underlying their contracts. In those circumstances, the contract owners could be subject to taxation on the income and gains from the separate account assets.

    In published rulings, the Internal Revenue Service has stated that a variable insurance contract owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable contract owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this Prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

    The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the contract owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and therefore subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

    The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.

    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

    If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death), which will be includable in the Beneficiary's income.

    ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the tax treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "Chronically Ill", the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract Fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the contract." The "investment in the contract" generally is the total Premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a "modified endowment contract" ("MEC") for federal income tax purposes.

CONTRACTS WHICH ARE MECS

    CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will not constitute a MEC, unless: (1) it was received in exchange for another life insurance contract which was a MEC; (2) excess Premiums are paid into the Contract, causing it to fail the "7-pay" test under Section 7702A of the Tax Code, or (3) there is a decrease in the Face Amount or an Agreement is removed, such that the Contract no longer complies with the "7-pay" test under
Section 7702A of the Tax Code. Other "material" changes to your Contract may also cause it to be treated as a MEC.

    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of your investment in the Contract. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract Loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract that is a MEC, you should consult a qualified tax adviser.

    PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made: (1) after you reach age 59 1/2, (2) because you have become disabled (as defined in the Tax Code), or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code). Certain other exceptions to the ten-percent penalty tax may apply.

    AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECS

    TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of premiums and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

    TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract or your Contract lapses, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract Loan is a preferred loan, a portion of your Contract Loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

    ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of Premiums we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Premiums, and, if your total Premiums during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Premiums within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As a Contract Owner, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

    TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

    Liberty Life writes individual life insurance on both a participating and a non-participating basis and group life and disability insurance and individual and group annuity contracts on a non-participating basis. The variable life insurance contracts described in this Prospectus are issued on a non-participating basis. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States we conduct life insurance business. Liberty Life has been rated "A" by A.M. Best and Company, independent analysts of the insurance industry. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-. Best's Ratings merely reflect Best's opinion as to the relative financial strength of Liberty Life and Liberty Life's ability to meet its contractual obligations to its Contract holders. The ratings are not intended to reflect the financial strength or investment experience of the Variable Account. We may from time to time advertise these ratings in our sales literature.

    Liberty Life is a member of the Insurance Marketplace Standards Association ("IMSA"). Accordingly, we may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Liberty Life has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

    Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc. Liberty Mutual is a multi-line insurance and financial services institution.

    Pursuant to a Guarantee Agreement dated February 3, 1998, Liberty Mutual, our ultimate parent, unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that it will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

    Liberty Life also acts as a sponsor for two other of its separate accounts that are registered investment companies: Variable Account J and Variable Account K. The officers and employees of Liberty Life are covered by a fidelity bond in the amount of $70,000,000.

    OFFICERS AND DIRECTORS OF LIBERTY LIFE. Our directors and officers are listed below, together with information as to their dates of election and principal business occupations during the past five years (if other than their present occupation). Where no dates are given, the person has held that position for at least the past five years.

    EDMUND F. KELLY; Chairman of the Board, April 2000 to date; President and Chief Executive Officer, June 1998 to date; President and Chief Administrative Officer, June 1995 to June 1998; Director, July 1992 to date; President and Chief Executive Officer, Liberty Mutual Insurance Company, April 1998 to date; President and Chief Operating Officer, Liberty Mutual Insurance Company,
April 1992 to April 1998.

    JOHN A. TYMOCHKO; Chief Operating Officer--Individual, January 2002 to date; Director, January 2002 to date; Senior Vice President, March 2000 to June 2000; Vice President; March 1993 to March 2000; Executive Vice President, Liberty Mutual Insurance Company, February

2002 to date; Senior Vice President, Liberty Mutual Insurance Company, August 2000 to January 2002.

    JEAN M. SCARROW; Chief Operating Officer--Group and Director, May 1997 to date; Executive Vice President, May 1997 to June 2000; Chief Operating Officer and General Manager, Group Markets, Liberty Mutual Insurance Company, August, 2000 to date; Senior Vice President, Liberty Mutual Insurance Company, May 1997 to August, 2000; Vice President, Liberty Mutual Insurance Company, April 1995 to May 1997.

    A. ALEXANDER FONTANES; Vice President, March 1992 to date; Director,
August 1995 to date; Senior Vice President and Chief Investment Officer, Liberty Mutual Insurance Company.

    JOHN B. CONNERS; Director, August 1995 to date; Executive Vice President and Manager--Personal Market, Liberty Mutual Insurance Company.

    J. PAUL CONDRIN, III; Vice President and Director, April 1997 to date; Senior Vice President and Chief Financial Officer, Liberty Mutual Insurance Company.

    CHRISTOPHER C. MANSFIELD; Director, August 1995 to date; Senior Vice President and General Counsel, Liberty Mutual Insurance Company.

    GARY J. OSTROW; Vice President and Director of Corporate Taxation,
June 1999 to date; Vice President and Director of Corporate Taxation, Liberty Mutual Insurance Company, January 1999 to date; Vice President, Taxes, AmerUs Life Holdings, Inc., 1995 to December 1998.

    DEXTER R. LEGG; Secretary, December 2000 to date; Vice President and Secretary, Liberty Mutual Insurance Company, December 2000 to date; Vice President and Chief of Staff to CEO, Liberty Mutual Insurance Company, October 1998 to December 2000; Vice President and Manager, Liberty Mutual Insurance Company, March 1995 to October 1998.

    ELLIOT J. WILLIAMS; Treasurer, April 1997 to date; Vice President and Treasurer, Liberty Mutual Insurance Company.

    RONALD D. ULICH; Assistant Treasurer, June 2000 to date;Vice President and Manager Private Equity Investments, Liberty Mutual Insurance Company, April, 1998 to date; Assistant Vice President and Manager of Private Equity Investments, Liberty Mutual Insurance Company, April 1996 to April 1998; Senior Investment Officer, Liberty Mutual Insurance Company, April, 1994 to
April 1996.

    JAMES W. JAKOBEK; Assistant Treasurer, September 1990 to date; Vice President and Manager, Liberty Mutual Insurance Company.

    CHARLENE ALBANESE; Assistant Secretary, December 1997 to date; Senior Business Analyst, March 2000 to date; Manager--Individual Life Policy Services, Liberty Mutual Insurance Company, August 1998 to March 2000; Assistant Manager--Individual Life Policy Services, Liberty Mutual Insurance Company, July 1997 to August 1998; Manager--Individual Life Policy Services, Liberty Mutual Insurance Company, April 1991 to July 1997.

    DIANE S. BAINTON; Assistant Secretary, November 1995 to date; Assistant Secretary, Liberty Mutual Insurance Company.

    KATHERINE DESIDERIO; Assistant Secretary, November 1995 to date; Hearing Representative, Liberty Mutual Insurance Company.

    WILLIAM J. O'CONNELL; Assistant Secretary and Assistant General Counsel, June 2000 to date; Vice President and Assistant General Counsel, November 1998 to June 2000; Vice President and Assistant General Counsel, Liberty Mutual Insurance Company, August 2000 to date; Assistant Vice President and Senior Corporate Counsel, Liberty Mutual Insurance Company, December 1988 to
August 2000.

    JAMES R. PUGH; Assistant Secretary, November 1995 to date; Senior Corporate Counsel, Liberty Mutual Insurance Company.

    HARVEY SWEDLOVE; Assistant Secretary, February 1997 to date; Vice President and General Counsel, Liberty Canada Holdings, Ltd., January 1996 to date..

    The business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

    FINANCIAL INFORMATION CONCERNING LIBERTY LIFE. You should consider the financial statements for Liberty Life that are attached to the end of this Prospectus only as bearing on the Company's ability to meet its obligations under the Contract. They do not relate to the investment performance of the assets held in the Variable Account.

    VARIABLE ACCOUNT.  LLAC Variable Account was originally established on
July 10, 1998, as a segregated asset account of Liberty Life, under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the 1940 Act. The SEC does not supervise the management of the Variable Account or Liberty Life.

    We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this Prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

    The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

    SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

    STATE REGULATION OF LIBERTY LIFE. We are subject to the laws of Massachusetts and regulated by the Massachusetts Division of Insurance. Every year we file an annual statement with the Division of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Division of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Division of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

                           DISTRIBUTION OF CONTRACTS

    Liberty Life Distributors LLC ("LLD") serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover New Hampshire 03820. LLD is our wholly-owned subsidiary. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

    The Contracts described in this Prospectus are sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

    Generally, representatives will receive a commission of not more than 30% of the Premiums received in the first year on Premiums up to the commissionable Premium, plus not more than 4% of any additional Premiums in the first Contract Year. Commissions on Premiums paid in subsequent years are lower. Representatives also will generally receive a commission on a Face Amount increase. In addition we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

    The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to owners arising out of services rendered or contracts issued.

    The name and position of each officer and manager of LLD as of March 31, 2002, is as follows:

       John B. Conners, Chairman of the Board of Managers
       J. Paul Condrin, Manager
       A. Alexander Fontanes, Manager
       Christopher C. Mansfield, Manager
       John A. Tymochko, Manager
       John T. Treece, Jr., President
       Philip J. Guymont, Treasurer
       Stephen Batza, Assistant Treasurer
       Dexter R. Legg, Secretary
       Anne G. Delaney, Vice President, Administration
       Gary J. Ostrow, Vice President
       William J. O'Connell, Assistant Secretary
       James R. Pugh, Assistant Secretary

       Lee W. Rabkin, Assistant Secretary
       Diane S. Bainton, Assistant Secretary

    The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers of LLD is 175 Berkeley Street, Boston, Massachusetts 02117.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.

                                 LEGAL MATTERS

    All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson St., Suite 400, East Lobby, Washington, D.C. 20007-5201, serve as special counsel to Liberty Life with regard to the federal securities laws.

                             REGISTRATION STATEMENT

    We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this Prospectus. This Prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Liberty Life, and the Contracts. The descriptions in this Prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for their precise terms. The registration statement and other exhibits are available on the Edgar Database on the SEC's internet website at http://www.sec.gov.

                                    EXPERTS

    The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2001 and 2000, and for each of the three years in the period ended December 31, 2001, and the financial statements of LLAC Variable Account at December 31, 2001 and for each of the periods indicated therein, included in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

    Actuarial matters included in this Prospectus and the registration statement of which it is a part, including the hypothetical Contract illustrations, have been examined by Douglas Wood, FSA, MAAA, Associate Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

    The consolidated financial statements of Liberty Life Assurance Company of Boston that are included should be considered only as bearing upon Liberty Life's ability to meet its contractual obligations under the Contracts. Liberty Life's consolidated financial statements do not bear on the investment experience of the assets held in the Variable Account.

                             LLAC VARIABLE ACCOUNT
                          AUDITED FINANCIAL STATEMENTS
                          YEAR ENDED DECEMBER 31, 2001

CONTENTS

Report of Independent Auditors..............................     F-2

Audited Financial Statements

Statement of Assets and Liabilities.........................     F-3

Statements of Operations....................................     F-4

Statements of Changes in Net Assets.........................    F-15

Notes to Financial Statements...............................    F-26

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of LLAC Variable Account

    We have audited the accompanying statement of assets and liabilities of LLAC Variable Account (comprising, respectively, the AIM V.I. New Technology Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Government Securities Fund, AIM V.I. International Equity Fund, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund--Capital Appreciation Portfolio, Dreyfus Investment Portfolio--Emerging Leaders Fund, Dreyfus Investment Portfolio--Technology Growth Fund, Dreyfus Socially Responsible Growth Fund, Franklin Growth and Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Money Market Fund, Franklin Strategic Income Securities Fund, Templeton Growth Securities Fund, Colonial Small Cap Value Fund--Variable Series, Colonial High Yield Securities Fund--Variable Series, Colonial Strategic Income Fund--Variable Series, Colonial U.S. Growth & Income Fund--Variable Series, Liberty All-Star Equity Fund--Variable Series, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Research Series, MFS Utilities Series, MFS Investors Trust Series, MFS High Income Series, SteinRoe Balanced Fund--Variable Series, SteinRoe Growth Stock Fund--Variable Series, SteinRoe Money Market Fund) as of December 31, 2001, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of Liberty Life Assurance Company of Boston's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting LLAC Variable Account at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
March 1, 2002

                             LLAC VARIABLE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

ASSETS

                                                                                      MARKET
                                                               SHARES      COST       VALUE
Investments:                                                  --------   --------   ----------
  AIM V.I. New Technology Fund..............................        57   $    323   $      241
  AIM V.I. Capital Appreciation Fund........................    22,543    606,376      489,642
  AIM V.I. Government Securities Fund.......................    27,763    322,858      320,104
  AIM V.I. International Equity Fund........................    22,999    418,206      342,908
  Dreyfus Stock Index Fund..................................    30,814    972,841      904,691
  Dreyfus Variable Investment Fund--Capital Appreciation
    Portfolio...............................................    11,968    435,594      418,628
  Dreyfus Investment Portfolio--Emerging Leaders Fund.......     7,845    133,033      145,368
  Dreyfus Investment Portfolio--Technology Growth Fund......     5,140     44,711       48,778
  Dreyfus Socially Responsible Growth Fund..................     2,519     86,637       67,193
  Franklin Growth and Income Securities Fund................       200      2,913        3,047
  Franklin Large Cap Growth Securities Fund.................    24,289    351,169      350,489
  Franklin Money Market Fund................................   155,897    155,897      155,897
  Franklin Strategic Income Securities Fund.................     4,855     48,807       47,679
  Templeton Growth Securities Fund..........................       226      2,282        2,493
  Colonial Small Cap Value Fund, Variable Series............    22,617    244,656      261,457
  Colonial High Yield Securities Fund, Variable Series......    16,336    121,008      107,001
  Colonial Strategic Income Fund, Variable Series...........     9,419     91,980       84,018
  Colonial U.S. Growth & Income Fund, Variable Series.......    32,225    551,054      501,091
  Liberty All-Star Equity Fund, Variable Series.............     6,388     69,700       67,330
  MFS Capital Opportunities Series..........................     8,325    108,181      112,880
  MFS Emerging Growth Series................................    11,785    246,914      211,888
  MFS Research Series.......................................     9,197    175,754      131,700
  MFS Utilities Series......................................    16,967    325,223      270,628
  MFS Investors Trust Series................................    27,788    509,132      476,009
  MFS High Income Series....................................    10,910     99,971      100,592
  SteinRoe Balanced Fund, Variable Series...................    10,063    144,318      139,473
  SteinRoe Growth Stock Fund, Variable Series...............    16,649    565,661      465,164
  SteinRoe Money Market Fund................................   246,909    246,909      246,909
                                                                                    ----------
  Total assets..............................................                         6,473,298
                                                                                    ----------
LIABILITIES.................................................                                --
                                                                                    ----------
  Net assets................................................                        $6,473,298
                                                                                    ==========
NET ASSETS
  Variable life contracts...................................                        $6,473,298
                                                                                    ==========

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                            STATEMENTS OF OPERATIONS
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                 AIM V.I. NEW
                                                  TECHNOLOGY            AIM V.I. CAPITAL                AIM V.I. GOVERNMENT
                                                     FUND               APPRECIATION FUND                 SECURITIES FUND
                                                 -------------   -------------------------------   ------------------------------
                                                     2001*         2001        2000      1999**      2001       2000      1999**
                                                 -------------   ---------   --------   --------   --------   --------   --------
Investment income:
  Dividends....................................      $128        $  39,750   $  3,875     $  1     $  8,825   $ 2,129      $ 5
                                                     ----        ---------   --------     ----     --------   -------      ---
Total investment income........................       128           39,750      3,875        1        8,825     2,129        5

Expenses:
  Mortality and expense risk and administrative
    charges....................................        53           63,102     11,966        1       20,432     5,771        4
                                                     ----        ---------   --------     ----     --------   -------      ---
Net investment income (loss)...................        75          (23,352)    (8,091)      --      (11,607)   (3,642)       1

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio
    shares.....................................       (71)         (20,966)       193       --        1,312       690       --
                                                     ----        ---------   --------     ----     --------   -------      ---
Total realized gains (losses) on investments...       (71)         (20,966)       193       --        1,312       690       --

Unrealized appreciation (depreciation) during
  the period...................................       (82)         (81,427)   (35,408)     101       (2,605)     (143)      (6)
                                                     ----        ---------   --------     ----     --------   -------      ---

Net increase (decrease) in net assets from
  operations...................................      $(78)       $(125,745)  $(43,306)    $101     $(12,900)  $(3,095)     $(5)
                                                     ====        =========   ========     ====     ========   =======      ===

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                  AIM V.I. INTERNATIONAL
                                                                        EQUITY FUND                DREYFUS STOCK INDEX FUND
                                                              -------------------------------   -------------------------------
                                                                2001        2000      1999**      2001        2000      1999**
                                                              ---------   --------   --------   ---------   --------   --------
Investment income:
  Dividends.................................................  $   9,610   $  7,381     $  6     $  13,165   $  8,521     $14
                                                              ---------   --------     ----     ---------   --------     ---
Total investment income.....................................      9,610      7,381        6        13,165      8,521      14

Expenses:
  Mortality and expense risk and administrative charges.....     51,662     13,705       10       129,001     41,634      33
                                                              ---------   --------     ----     ---------   --------     ---
Net investment income (loss)................................    (42,052)    (6,324)      (4)     (115,836)   (33,113)    (19)

  Realized gains (losses) on investments:
    Realized gains (losses) on sale of portfolio shares.....    (12,464)    (1,131)      --       (56,430)     1,750      --
                                                              ---------   --------     ----     ---------   --------     ---
Total realized gains (losses) on investments................    (12,464)    (1,131)      --       (56,430)     1,750      --

Unrealized appreciation (depreciation) during the period....    (46,327)   (29,167)     196       (32,840)   (35,362)     52
                                                              ---------   --------     ----     ---------   --------     ---

Net increase (decrease) in net assets from operations.......  $(100,843)  $(36,622)    $192     $(205,106)  $(66,725)    $33
                                                              =========   ========     ====     =========   ========     ===

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                    DREYFUS            DREYFUS
                                                                                                   INVESTMENT        INVESTMENT
                                                                     DREYFUS VARIABLE             PORTFOLIO--        PORTFOLIO--
                                                                 INVESTMENT FUND--CAPITAL       EMERGING LEADERS     TECHNOLOGY
                                                                  APPRECIATION PORTFOLIO              FUND           GROWTH FUND
                                                              ------------------------------   ------------------   -------------
                                                                2001       2000      1999**          2001*              2001*
                                                              --------   --------   --------   ------------------   -------------
Investment income:
  Dividends.................................................  $  3,379   $  2,025     $ 4                 --                --
                                                              --------   --------     ---           --------           -------
Total investment income.....................................     3,379      2,025       4                 --                --

Expenses:
  Mortality and expense risk and administrative charges.....    53,906     23,020       6           $ 18,311           $ 5,202
                                                              --------   --------     ---           --------           -------
Net investment income (loss)................................   (50,527)   (20,995)     (2)           (18,311)           (5,202)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio shares.......    (3,088)     5,469      --                161              (695)
                                                              --------   --------     ---           --------           -------
Total realized gains (losses) on investments................    (3,088)     5,469      --                161              (695)

Unrealized appreciation (depreciation) during the period....   (12,361)    (4,609)      4             12,335             4,067
                                                              --------   --------     ---           --------           -------

Net increase (decrease) in net assets from operations.......  $(65,976)  $(20,135)    $ 2           $ (5,815)          $(1,830)
                                                              ========   ========     ===           ========           =======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                            FRANKLIN GROWTH    FRANKLIN LARGE
                                                                               AND INCOME        CAP GROWTH
                                                  DREYFUS SOCIALLY             SECURITIES        SECURITIES       FRANKLIN MONEY
                                              RESPONSIBLE GROWTH FUND             FUND              FUND           MARKET FUND
                                           ------------------------------   ----------------   ---------------   ----------------
                                             2001       2000      1999**         2001*              2001*             2001*
                                           --------   --------   --------   ----------------   ---------------   ----------------
Investment income:
  Dividends..............................  $     46   $   402       --              --            $  3,752           $ 1,077
                                           --------   -------       --           -----            --------           -------
Total investment income..................        46       402       --              --               3,752             1,077

Expenses:
  Mortality and expense risk and
    administrative charges...............     4,915     1,669       --           $ 139              35,032             8,823
                                           --------   -------       --           -----            --------           -------
Net investment income (loss).............    (4,869)   (1,267)      --            (139)            (31,280)           (7,746)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of
    portfolio shares.....................    (3,299)      (15)      --              (6)             (2,678)               --
                                           --------   -------       --           -----            --------           -------
Total realized gains (losses) on
  investments............................    (3,299)      (15)      --              (6)             (2,678)               --

Unrealized appreciation (depreciation)
  during the period......................   (13,578)   (5,866)      --             134                (680)               --
                                           --------   -------       --           -----            --------           -------

Net increase (decrease) in net assets
  from operations........................  $(21,746)  $(7,148)      --           $ (11)           $(34,638)          $(7,746)
                                           ========   =======       ==           =====            ========           =======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                         FRANKLIN STRATEGIC
                                                               INCOME             TEMPLETON
                                                             SECURITIES       GROWTH SECURITIES       COLONIAL SMALL CAP VALUE
                                                                FUND                 FUND              FUND, VARIABLE SERIES
                                                         ------------------   ------------------   ------------------------------
                                                               2001*                2001*            2001       2000      1999**
                                                         ------------------   ------------------   --------   --------   --------
Investment income:
  Dividends............................................       $ 2,099               $  16          $  3,692   $   576      $  1
                                                              -------               -----          --------   -------      ----
Total investment income................................         2,099                  16             3,692       576         1

Expenses:
  Mortality and expense risk and administrative
    charges............................................           894                 234            35,683     9,148         6
                                                              -------               -----          --------   -------      ----
Net investment income (loss)...........................         1,205                (218)          (31,991)   (8,572)       (5)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio
    shares.............................................            (5)                (24)            2,458     1,369        --
                                                              -------               -----          --------   -------      ----
Total realized gains (losses) on investments...........            (5)                (24)            2,458     1,369        --

Unrealized appreciation (depreciation) during the
  period...............................................        (1,128)                211            12,294     4,384       123
                                                              -------               -----          --------   -------      ----

Net increase (decrease) in net assets from
  operations...........................................       $    72               $ (31)         $(17,239)  $(2,819)     $118
                                                              =======               =====          ========   =======      ====

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                   COLONIAL HIGH YIELD               COLONIAL STRATEGIC
                                                                SECURITIES FUND, VARIABLE          INCOME FUND, VARIABLE
                                                                          SERIES                           SERIES
                                                              ------------------------------   ------------------------------
                                                                2001       2000      1999**      2001       2000      1999**
                                                              --------   --------   --------   --------   --------   --------
Investment income:
  Dividends.................................................  $ 10,304   $ 4,486      $ 1      $ 7,345    $ 5,005       --
                                                              --------   -------      ---      -------    -------      ---
Total investment income.....................................    10,304     4,486        1        7,345      5,005       --

Expenses:
  Mortality and expense risk and administrative charges.....    13,628     4,417        3        6,185      1,827      $ 2
                                                              --------   -------      ---      -------    -------      ---
Net investment income (loss)................................    (3,324)       69       (2)       1,160      3,178       (2)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio shares.......    (7,275)     (205)      --       (2,443)         3       --
                                                              --------   -------      ---      -------    -------      ---
Total realized gains (losses) on investments................    (7,275)     (205)      --       (2,443)         3       --

Unrealized appreciation (depreciation) during the period....    (7,316)   (6,690)      (1)      (2,780)    (5,181)      (1)
                                                              --------   -------      ---      -------    -------      ---

Net increase (decrease) in net assets from operations.......  $(17,915)  $(6,826)     $(3)     $(4,063)   $(2,000)     $(3)
                                                              ========   =======      ===      =======    =======      ===

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                         COLONIAL U.S.                                              MFS CAPITAL
                                                     GROWTH & INCOME FUND,           LIBERTY ALL-STAR EQUITY       OPPORTUNITIES
                                                        VARIABLE SERIES               FUND, VARIABLE SERIES            SERIES
                                                 ------------------------------   ------------------------------   --------------
                                                   2001       2000      1999**      2001       2000      1999**        2001*
                                                 --------   --------   --------   --------   --------   --------   --------------
Investment income:
  Dividends....................................  $ 64,117   $ 20,706     $48      $  1,801   $ 2,818       --              --
                                                 --------   --------     ---      --------   -------       --         -------
Total investment income........................    64,117     20,706      48         1,801     2,818       --              --

Expenses:
  Mortality and expense risk and administrative
    charges....................................    71,503     22,643      20        11,304     3,076       $2         $11,079
                                                 --------   --------     ---      --------   -------       --         -------
Net investment income (loss)...................    (7,386)    (1,937)     28        (9,503)     (258)      (2)        (11,079)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio
    shares.....................................   (27,795)     1,353      (2)      (11,186)       62       --          (1,037)
                                                 --------   --------     ---      --------   -------       --         -------
Total realized gains (losses) on investments...   (27,795)     1,353      (2)      (11,186)       62       --          (1,037)

Unrealized appreciation (depreciation) during
  the period...................................   (35,895)   (14,069)      1            62    (2,436)       4           4,699
                                                 --------   --------     ---      --------   -------       --         -------

Net increase (decrease) in net assets from
  operations...................................  $(71,076)  $(14,653)    $27      $(20,627)  $(2,632)      $2         $(7,417)
                                                 ========   ========     ===      ========   =======       ==         =======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                   MFS EMERGING GROWTH
                                                                          SERIES                    MFS RESEARCH SERIES
                                                              ------------------------------   ------------------------------
                                                                2001       2000      1999**      2001       2000      1999**
                                                              --------   --------   --------   --------   --------   --------
Investment income:
  Dividends.................................................  $ 10,676   $  1,271      --      $ 13,872   $   148       --
                                                              --------   --------     ---      --------   -------      ---
Total investment income.....................................    10,676      1,271      --        13,872       148       --

Expenses:
  Mortality and expense risk and administrative charges.....    40,196     15,082     $ 2         4,618     1,385      $ 7
                                                              --------   --------     ---      --------   -------      ---
Net investment income (loss)................................   (29,520)   (13,811)     (2)        9,254    (1,237)      (7)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio shares.......   (54,576)    (2,214)      3        (3,966)       14       --
                                                              --------   --------     ---      --------   -------      ---
Total realized gains (losses) on investments................   (54,576)    (2,214)      3        (3,966)       14       --

Unrealized appreciation (depreciation) during the period....   (13,987)   (21,091)     52       (35,920)   (8,197)      63
                                                              --------   --------     ---      --------   -------      ---

Net increase (decrease) in net assets from operations.......  $(98,083)  $(37,116)    $53      $(30,632)  $(9,420)     $56
                                                              ========   ========     ===      ========   =======      ===

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                     MFS UTILITIES                 MFS INVESTORS TRUST          MFS HIGH INCOME
                                                         SERIES                           SERIES                     SERIES
                                             ------------------------------   ------------------------------   ------------------
                                               2001       2000      1999**      2001       2000      1999**          2001*
                                             --------   --------   --------   --------   --------   --------   ------------------
Investment income:
  Dividends................................  $ 13,960   $ 1,974       --      $  5,120   $   347       --                --
                                             --------   -------      ---      --------   -------       --           -------
Total investment income....................    13,960     1,974       --         5,120       347       --                --

Expenses:
  Mortality and expense risk and
    administrative charges.................    16,122     3,843      $12        34,829     2,244       --           $ 7,425
                                             --------   -------      ---      --------   -------       --           -------
Net investment income (loss)...............    (2,162)   (1,869)     (12)      (29,709)   (1,897)      --            (7,425)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of
    portfolio shares.......................    (1,527)     (149)      --        (3,443)      160       --              (121)
                                             --------   -------      ---      --------   -------       --           -------
Total realized gains (losses) on
  investments..............................    (1,527)     (149)      --        (3,443)      160       --              (121)

Unrealized appreciation (depreciation)
  during the period........................   (53,496)   (1,118)      19       (32,736)     (388)      $1               621
                                             --------   -------      ---      --------   -------       --           -------

Net increase (decrease) in net assets from
  operations...............................  $(57,185)  $(3,136)     $ 7      $(65,888)  $(2,125)      $1           $(6,925)
                                             ========   =======      ===      ========   =======       ==           =======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                 STEINROE BALANCED FUND,            STEINROE GROWTH STOCK
                                                                     VARIABLE SERIES                FUND, VARIABLE SERIES
                                                              ------------------------------   -------------------------------
                                                                2001       2000      1999**      2001        2000      1999**
                                                              --------   --------   --------   ---------   --------   --------
Investment income:
  Dividends.................................................  $  4,339   $     4       --      $  55,842   $  5,774      --
                                                              --------   -------       --      ---------   --------     ---
Total investment income.....................................     4,339         4       --         55,842      5,774      --

Expenses:
  Mortality and expense risk and administrative charges.....     3,454       722       --         74,136     23,738     $34
                                                              --------   -------       --      ---------   --------     ---
Net investment income (loss)................................       885      (718)      --        (18,294)   (17,964)    (34)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio shares.......    (8,195)      (70)      --       (109,959)      (827)     --
                                                              --------   -------       --      ---------   --------     ---
Total realized gains (losses) on investments................    (8,195)      (70)      --       (109,959)      (827)     --

Unrealized appreciation (depreciation) during the period....    (3,563)   (1,282)      --        (48,490)   (52,081)     74
                                                              --------   -------       --      ---------   --------     ---

Net increase (decrease) in net assets from operations.......  $(10,873)  $(2,070)      --      $(176,743)  $(70,872)    $40
                                                              ========   =======       ==      =========   ========     ===

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF OPERATIONS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                  STEINROE MONEY MARKET
                                                                           FUND
                                                              ------------------------------
                                                                2001       2000      1999**
                                                              --------   --------   --------
Investment income:
  Dividends.................................................  $  8,629   $  2,674     $ 13
                                                              --------   --------     ----

Total investment income.....................................     8,629      2,674       13

Expenses:
  Mortality and expense risk and administrative charges.....    39,098     13,777       25
                                                              --------   --------     ----
Net investment income (loss)................................   (30,469)   (11,103)     (12)

Realized gains (losses) on investments:
  Realized gains (losses) on sale of portfolio shares.......        --         --       --
                                                              --------   --------     ----
Total realized gains (losses) on investments................        --         --       --

Unrealized appreciation (depreciation) during the period....        --         --       --
                                                              --------   --------     ----

Net increase (decrease) in net assets from operations.......  $(30,469)  $(11,103)    $(12)
                                                              ========   ========     ====

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                AIM V.I. NEW             AIM V.I. CAPITAL               AIM V.I. GOVERNMENT
                                               TECHNOLOGY FUND          APPRECIATION FUND                 SECURITIES FUND
                                              -----------------   ------------------------------   ------------------------------
                                                    2001*           2001       2000      1999**      2001       2000      1999**
                                              -----------------   --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from
  operations:
    Net investment income (loss)............        $ 75          $(23,352)  $ (8,091)       --    $(11,607)  $ (3,642)    $  1
    Realized gains (losses) on
      investments...........................         (71)          (20,966)       193        --       1,312        690       --
    Unrealized appreciation (depreciation)
      during the period.....................         (82)          (81,427)   (35,408)   $  101      (2,605)      (143)      (6)
                                                    ----          --------   --------    ------    --------   --------     ----
Net increase (decrease) in net assets from
  operations................................         (78)         (125,745)   (43,306)      101     (12,900)    (3,095)      (5)

Contract transactions:
  Purchase payments from contract owners....         309           385,310    212,102     2,057     293,423     71,802       49
  Contract terminations.....................          --            (6,352)      (231)       --      (1,937)      (267)      --
  Transfers between accounts................          --            32,336     34,931        --      (1,766)   (24,276)     100
  Contract loans............................          --            (1,246)      (393)       --        (363)      (515)      --
  Other transfers (to) from Liberty Life
    Assurance Company of Boston.............          10               198       (120)       --        (154)         8       --
                                                    ----          --------   --------    ------    --------   --------     ----
Net increase in net assets from contract
  transactions..............................         319           410,246    246,289     2,057     289,203     46,752      149
                                                    ----          --------   --------    ------    --------   --------     ----
Total increase in net assets................         241           284,501    202,983     2,158     276,303     43,657      144

Net assets at beginning of period...........          --           205,141      2,158        --      43,801        144       --
                                                    ----          --------   --------    ------    --------   --------     ----

Net assets at end of period.................        $241          $489,642   $205,141    $2,158    $320,104   $ 43,801     $144
                                                    ====          ========   ========    ======    ========   ========     ====

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                  AIM V.I. INTERNATIONAL
                                                                       EQUITY FUND                DREYFUS STOCK INDEX FUND
                                                              ------------------------------   -------------------------------
                                                                2001       2000      1999**      2001        2000      1999**
                                                              --------   --------   --------   ---------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)..............................  $(42,052)  $ (6,324)   $   (4)   $(115,836)  $(33,113)   $  (19)
  Realized gains (losses) on investments....................   (12,464)    (1,131)       --      (56,430)     1,750        --
  Unrealized appreciation (depreciation) during the
    period..................................................   (46,327)   (29,167)      196      (32,840)   (35,362)       52
                                                              --------   --------    ------    ---------   --------    ------
Net increase (decrease) in net assets from operations.......  (100,843)   (36,622)      192     (205,106)   (66,725)       33

Contract transactions:
  Purchase payments from contract owners....................   290,208    157,145     4,138      826,722    501,099     1,746
  Contract terminations.....................................    (5,979)      (212)       --      (19,344)    (1,646)       --
  Transfers between accounts................................    25,739     10,412        39     (165,144)    35,787       242
  Contract loans............................................    (1,219)      (281)       --       (3,308)    (1,810)       --
  Other transfers (to) from Liberty Life Assurance Company
    of Boston...............................................       555       (357)       (7)       1,898        249        (2)
                                                              --------   --------    ------    ---------   --------    ------
Net increase in net assets from contract transactions.......   309,304    166,707     4,170      640,824    533,679     1,986
                                                              --------   --------    ------    ---------   --------    ------
Total increase in net assets................................   208,461    130,085     4,362      435,718    466,954     2,019

Net assets at beginning of period...........................   134,447      4,362        --      468,973      2,019        --
                                                              --------   --------    ------    ---------   --------    ------

Net assets at end of period.................................  $342,908   $134,447    $4,362    $ 904,691   $468,973    $2,019
                                                              ========   ========    ======    =========   ========    ======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                                       DREYFUS
                                                              DREYFUS VARIABLE INVESTMENT     DREYFUS INVESTMENT     INVESTMENT
                                                                     FUND--CAPITAL                PORTFOLIO--        PORTFOLIO--
                                                                     APPRECIATION              EMERGING LEADERS      TECHNOLOGY
                                                                       PORTFOLIO                     FUND            GROWTH FUND
                                                            -------------------------------   -------------------   -------------
                                                              2001       2000       1999**           2001*              2001*
                                                            --------   ---------   --------   -------------------   -------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)............................  $(50,527)  $ (20,995)   $   (2)        $(18,311)           $(5,202)
  Realized gains (losses) on investments..................    (3,088)      5,469        --              161               (695)
  Unrealized appreciation (depreciation) during the
    period................................................   (12,361)     (4,609)        4           12,335              4,067
                                                            --------   ---------    ------         --------            -------
Net increase (decrease) in net assets from operations.....   (65,976)    (20,135)        2           (5,815)            (1,830)

Contract transactions:
  Purchase payments from contract owners..................   266,352     222,481       945           98,010             33,370
  Contract terminations...................................    (4,407)       (557)       --             (999)              (390)
  Transfers between accounts..............................   127,546    (107,580)      106           54,216             17,631
  Contract loans..........................................      (692)       (795)       --             (226)              (105)
  Other transfers (to) from Liberty Life Assurance Company
    of Boston.............................................     1,090         250        (2)             182                102
                                                            --------   ---------    ------         --------            -------
Net increase in net assets from contract transactions.....   389,889     113,799     1,049          151,183             50,608
                                                            --------   ---------    ------         --------            -------

Total increase in net assets..............................   323,913      93,664     1,051          145,368             48,778

Net assets at beginning of period.........................    94,715       1,051        --               --                 --
                                                            --------   ---------    ------         --------            -------

Net assets at end of period...............................  $418,628   $  94,715    $1,051         $145,368            $48,778
                                                            ========   =========    ======         ========            =======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                               FRANKLIN LARGE
                                                  DREYFUS SOCIALLY          FRANKLIN GROWTH      CAP GROWTH
                                                 RESPONSIBLE GROWTH            AND INCOME        SECURITIES       FRANKLIN MONEY
                                                        FUND                SECURITIES FUND         FUND           MARKET FUND
                                           ------------------------------   ----------------   ---------------   ----------------
                                             2001       2000      1999**         2001*              2001*             2001*
                                           --------   --------   --------   ----------------   ---------------   ----------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)...........  $(4,869)   $(1,267)      --           $ (139)          $(31,280)          $ (7,746)
  Realized gains (losses) on
    investments..........................   (3,299)       (15)      --               (6)            (2,678)                --
  Unrealized appreciation (depreciation)
    during the period....................  (13,578)    (5,866)      --              134               (680)                --
                                           -------    -------       --           ------           --------           --------
Net increase (decrease) in net assets
  from operations........................  (21,746)    (7,148)      --              (11)           (34,638)            (7,746)

Contract transactions:
  Purchase payments from contract
    owners...............................   30,022     64,091       --            3,039            255,287            115,626
  Contract terminations..................   (1,020)        --       --               --             (1,723)              (254)
  Transfers between accounts.............    1,834        503       --               18            131,465             48,270
  Contract loans.........................      247         --       --               --               (369)               (19)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston..........      404          6       --                1                467                 20
                                           -------    -------       --           ------           --------           --------
Net increase in net assets from contract
  transactions...........................   31,487     64,600       --            3,058            385,127            163,643
                                           -------    -------       --           ------           --------           --------
Total increase in net assets.............    9,741     57,452       --            3,047            350,489            155,897

Net assets at beginning of period........   57,452         --       --               --                 --                 --
                                           -------    -------       --           ------           --------           --------

Net assets at end of period..............  $67,193    $57,452       $0           $3,047           $350,489           $155,897
                                           =======    =======       ==           ======           ========           ========

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                         FRANKLIN STRATEGIC       TEMPLETON
                                                         INCOME SECURITIES    GROWTH SECURITIES       COLONIAL SMALL CAP VALUE
                                                                FUND                 FUND              FUND, VARIABLE SERIES
                                                         ------------------   ------------------   ------------------------------
                                                               2001*                2001*            2001       2000      1999**
                                                         ------------------   ------------------   --------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss).........................       $ 1,205               $ (218)        $(31,991)  $(8,572)    $   (5)
  Realized gains (losses) on investments...............            (5)                 (24)           2,458     1,369         --
  Unrealized appreciation (depreciation) during the
    period.............................................        (1,128)                 211           12,294     4,384        123
                                                              -------               ------         --------   -------     ------
Net increase (decrease) in net assets from
  operations...........................................            72                  (31)         (17,239)   (2,819)       118

Contract transactions:
  Purchase payments from contract owners...............        44,859                2,524          204,398    61,223      2,540
  Contract terminations................................            --                   --           (4,584)     (179)        --
  Transfers between accounts...........................         2,612                   --           23,787    (4,310)         1
  Contract loans.......................................            --                   --           (1,176)     (321)        --
  Other transfers (to) from Liberty Life Assurance
    Company of Boston..................................           136                   --               24        (8)         2
                                                              -------               ------         --------   -------     ------
Net increase in net assets from contract
  transactions.........................................        47,607                2,524          222,449    56,405      2,543
                                                              -------               ------         --------   -------     ------
Total increase in net assets...........................        47,679                2,493          205,210    53,586      2,661

Net assets at beginning of period......................            --                   --           56,247     2,661         --
                                                              -------               ------         --------   -------     ------

Net assets at end of period............................       $47,679               $2,493         $261,457   $56,247     $2,661
                                                              =======               ======         ========   =======     ======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                              COLONIAL HIGH YIELD SECURITIES     COLONIAL STRATEGIC INCOME
                                                                  FUND, VARIABLE SERIES            FUND, VARIABLE SERIES
                                                              ------------------------------   ------------------------------
                                                                2001       2000      1999**      2001       2000      1999**
                                                              --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)..............................  $ (3,324)  $    69      $ (2)    $  1,160   $  3,178     $ (2)
  Realized gains (losses) on investments....................    (7,275)     (205)       --       (2,443)         3       --
  Unrealized appreciation (depreciation) during the
    period..................................................    (7,316)   (6,690)       (1)      (2,780)    (5,181)      (1)
                                                              --------   -------      ----     --------   --------     ----
Net increase (decrease) in net assets from operations.......   (17,915)   (6,826)       (3)      (4,063)    (2,000)      (3)

Contract transactions:
  Purchase payments from contract owners....................   110,213    63,755        34       53,520     66,602        3
  Contract terminations.....................................    (1,850)     (198)       --         (727)       (82)      --
  Transfers between accounts................................   (30,055)   (9,397)       99      (15,023)   (13,469)     100
  Contract loans............................................      (394)     (296)       --         (764)        --       --
  Other transfers (to) from Liberty Life Assurance Company
    of Boston...............................................      (159)       (7)       --          (75)        (1)      --
                                                              --------   -------      ----     --------   --------     ----
Net increase in net assets from contract transactions.......    77,755    53,857       133       36,931     53,050      103
                                                              --------   -------      ----     --------   --------     ----

Total increase in net assets................................    59,840    47,031       130       32,868     51,050      100

Net assets at beginning of period...........................    47,161       130        --       51,150        100       --
                                                              --------   -------      ----     --------   --------     ----

Net assets at end of period.................................  $107,001   $47,161      $130     $ 84,018   $ 51,150     $100
                                                              ========   =======      ====     ========   ========     ====

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                                     MFS CAPITAL
                                                  COLONIAL U.S. GROWTH & INCOME    LIBERTY ALL-STAR EQUITY FUND,    OPPORTUNITIES
                                                      FUND, VARIABLE SERIES               VARIABLE SERIES              SERIES
                                                  ------------------------------   ------------------------------   -------------
                                                    2001       2000      1999**      2001       2000      1999**        2001*
                                                  --------   --------   --------   --------   --------   --------   -------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)..................  $ (7,386)  $ (1,937)   $   28    $ (9,503)  $  (258)     $ (2)       $(11,079)
  Realized gains (losses) on investments........   (27,795)     1,353        (2)    (11,186)       62        --          (1,037)
  Unrealized appreciation (depreciation) during
    the period..................................   (35,895)   (14,069)        1          62    (2,436)        4           4,699
                                                  --------   --------    ------    --------   -------      ----        --------
Net increase (decrease) in net assets from
  operations....................................   (71,076)   (14,653)       27     (20,627)   (2,632)        2          (7,417)

Contract transactions:
  Purchase payments from contract owners........   516,191    216,047     1,312      67,253    50,348         3          81,974
  Contract terminations.........................   (11,655)      (518)       --      (2,354)      (67)       --            (714)
  Transfers between accounts....................  (145,620)    17,182        99     (27,539)    2,907        97          39,142
  Contract loans................................    (6,807)      (714)       --        (117)       --        --            (197)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston.................     1,121        156        (1)         57        (1)       --              92
                                                  --------   --------    ------    --------   -------      ----        --------
Net increase in net assets from contract
  transactions..................................   353,230    232,153     1,410      37,300    53,187       100         120,297
                                                  --------   --------    ------    --------   -------      ----        --------
Total increase in net assets....................   282,154    217,500     1,437      16,673    50,555       102         112,880

Net assets at beginning of period...............   218,937      1,437        --      50,657       102        --              --
                                                  --------   --------    ------    --------   -------      ----        --------

Net assets at end of period.....................  $501,091   $218,937    $1,437    $ 67,330   $50,657      $102        $112,880
                                                  ========   ========    ======    ========   =======      ====        ========

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                MFS EMERGING GROWTH SERIES          MFS RESEARCH SERIES
                                                              ------------------------------   ------------------------------
                                                                2001       2000      1999**      2001       2000      1999**
                                                              --------   --------   --------   --------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)..............................  $(29,520)  $(13,811)    $ (2)    $  9,254   $(1,237)    $   (7)
  Realized gains (losses) on investments....................   (54,576)    (2,214)       3       (3,966)       14         --
  Unrealized appreciation (depreciation) during the
    period..................................................   (13,987)   (21,091)      52      (35,920)   (8,197)        63
                                                              --------   --------     ----     --------   -------     ------
Net increase (decrease) in net assets from operations.......   (98,083)   (37,116)      53      (30,632)   (9,420)        56

Contract transactions:
  Purchase payments from contract owners....................   231,179    148,199      411       84,498    83,908      1,942
  Contract terminations.....................................    (5,456)      (497)      --         (657)       --         --
  Transfers between accounts................................   (34,440)    10,218       33        1,000     1,002         --
  Contract loans............................................    (3,550)      (289)      --         (254)       --         --
  Other transfers (to) from Liberty Life Assurance Company
    of Boston...............................................     1,547       (321)      --          261        (7)         3
                                                              --------   --------     ----     --------   -------     ------
Net increase in net assets from contract transactions.......   189,280    157,310      444       84,848    84,903      1,945
                                                              --------   --------     ----     --------   -------     ------
Total increase in net assets................................    91,197    120,194      497       54,216    75,483      2,001

Net assets at beginning of period...........................   120,691        497       --       77,484     2,001         --
                                                              --------   --------     ----     --------   -------     ------

Net assets at end of period.................................  $211,888   $120,691     $497     $131,700   $77,484     $2,001
                                                              ========   ========     ====     ========   =======     ======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                                                                  MFS HIGH INCOME
                                                     MFS UTILITIES SERIES          MFS INVESTORS TRUST SERIES         SERIES
                                                ------------------------------   ------------------------------   ---------------
                                                  2001       2000      1999**      2001       2000      1999**         2001*
                                                --------   --------   --------   --------   --------   --------   ---------------
Increase (decrease) in net assets from
  operations:
  Net investment income (loss)................  $ (2,162)  $(1,869)     $(12)    $(29,709)  $ (1,897)     --         $ (7,425)
  Realized gains (losses) on investments......    (1,527)     (149)       --       (3,443)       160      --             (121)
  Unrealized appreciation (depreciation)
    during the period.........................   (53,496)   (1,118)       19      (32,736)      (388)    $ 1              621
                                                --------   -------      ----     --------   --------     ---         --------
Net increase (decrease) in net assets from
  operations..................................   (57,185)   (3,136)        7      (65,888)    (2,125)      1           (6,925)

Contract transactions:
  Purchase payments from contract owners......   192,247   102,929       318      307,019    129,215      43           81,278
  Contract terminations.......................    (1,752)     (136)       --       (1,925)      (170)     --             (250)
  Transfers between accounts..................    38,759      (394)       --      110,667     (1,595)     --           26,262
  Contract loans..............................        --        --        --         (328)        --      --              (20)
  Other transfers (to) from Liberty Life
    Assurance Company of Boston...............    (1,105)       76        --        1,095         --      --              247
                                                --------   -------      ----     --------   --------     ---         --------
Net increase in net assets from contract
  transactions................................   228,149   102,475       318      416,528    127,450      43          107,517
                                                --------   -------      ----     --------   --------     ---         --------
Total increase in net assets..................   170,964    99,339       325      350,640    125,325      44          100,592

Net assets at beginning of period.............    99,664       325        --      125,369         44      --               --
                                                --------   -------      ----     --------   --------     ---         --------

Net assets at end of period...................  $270,628   $99,664      $325     $476,009   $125,369     $44         $100,592
                                                ========   =======      ====     ========   ========     ===         ========

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                 STEINROE BALANCED FUND,         STEINROE GROWTH STOCK FUND,
                                                                     VARIABLE SERIES                   VARIABLE SERIES
                                                              ------------------------------   -------------------------------
                                                                2001       2000      1999**      2001        2000      1999**
                                                              --------   --------   --------   ---------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)..............................  $    885   $  (718)      --      $ (18,294)  $(17,964)   $  (34)
  Realized gains (losses) on investments....................    (8,195)      (70)      --       (109,959)      (827)       --
  Unrealized appreciation (depreciation) during the
    period..................................................    (3,563)   (1,282)      --        (48,490)   (52,081)       74
                                                              --------   -------      ---      ---------   --------    ------
Net increase (decrease) in net assets from operations.......   (10,873)   (2,070)      --       (176,743)   (70,872)       40

Contract transactions:
  Purchase payments from contract owners....................   141,102    46,968       --        433,272    329,002     1,286
  Contract terminations.....................................   (40,647)       (4)      --        (10,537)      (518)       --
  Transfers between accounts................................     4,605    (1,093)      --        (81,031)    44,065        46
  Contract loans............................................        --        --       --         (3,926)      (858)       --
  Other transfers (to) from Liberty Life Assurance Company
    of Boston...............................................     1,489        (4)      --          2,023        (84)       (1)
                                                              --------   -------      ---      ---------   --------    ------
Net increase in net assets from contract transactions.......   106,549    45,867       --        339,801    371,607     1,331
                                                              --------   -------      ---      ---------   --------    ------
Total increase in net assets................................    95,676    43,797       --        163,058    300,735     1,371

Net assets at beginning of period...........................    43,797        --       --        302,106      1,371        --
                                                              --------   -------      ---      ---------   --------    ------

Net assets at end of period.................................  $139,473   $43,797      $ 0      $ 465,164   $302,106    $1,371
                                                              ========   =======      ===      =========   ========    ======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                  FOR THE YEARS AND PERIODS ENDED DECEMBER 31,

                                                                STEINROE MONEY MARKET FUND
                                                              ------------------------------
                                                                2001       2000      1999**
                                                              --------   --------   --------
Increase (decrease) in net assets from operations:
  Net investment income (loss)..............................  $(30,469)  $(11,103)   $  (12)
  Realized gains (losses) on investments....................        --         --        --
  Unrealized appreciation (depreciation) during the
    period..................................................        --         --        --
                                                              --------   --------    ------
Net increase (decrease) in net assets from operations.......   (30,469)   (11,103)      (12)

Contract transactions:
  Purchase payments from contract owners....................   340,945    129,702     4,505
  Contract terminations.....................................    (4,840)      (341)       --
  Transfers between accounts................................  (185,272)     5,107      (962)
  Contract loans............................................      (380)      (109)       --
  Other transfers (to) from Liberty Life Assurance Company
    of Boston...............................................        25        113        --
                                                              --------   --------    ------
Net increase in net assets from contract transactions.......   150,478    134,472     3,543
                                                              --------   --------    ------
Total increase in net assets................................   120,009    123,369     3,531

Net assets at beginning of period...........................   126,900      3,531        --
                                                              --------   --------    ------

Net assets at end of period.................................  $246,909   $126,900    $3,531
                                                              ========   ========    ======

(*) From May 1, 2001 (commencement of operations)
(**) From November 1, 1999 (commencement of operations)

SEE ACCOMPANYING NOTES.

                             LLAC VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2001

1. ORGANIZATION

    LLAC Variable Account (the "Variable Account") is a separate investment account established by Liberty Life Assurance Company of Boston (the "Company") to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company. The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The eligible fund options are as follows:

    AIM Variable Insurance Funds, Inc.

       AIM V.I. New Technology Fund
       AIM V.I. Capital Appreciation Fund
       AIM V.I. Government Securities Fund
       AIM V.I. International Equity Fund

    Dreyfus Funds

       Dreyfus Stock Index Fund
       Dreyfus Variable Investment Fund--Capital Appreciation Portfolio Dreyfus Investment Portfolio--Emerging Leaders Fund
       Dreyfus Investment Portfolio--Technology Growth Fund
       Dreyfus Socially Responsible Growth Fund

    Franklin Templeton Funds, Inc.

       Franklin Growth and Income Securities Fund
       Franklin Large Cap Growth Securities Fund
       Franklin Money Market Fund
       Franklin Strategic Income Securities Fund
       Templeton Growth Securities Fund

    Liberty Variable Investment Trust (LVIT)

       Colonial Small Cap Value Fund, Variable Series
       Colonial High Yield Securities Fund, Variable Series
       Colonial Strategic Income Fund, Variable Series
       Colonial U.S. Growth & Income Fund, Variable Series
       Liberty All-Star Equity Fund, Variable Series

    MFS Variable Insurance Trust

       MFS Capital Opportunities Series
       MFS Emerging Growth Series
       MFS Research Series
       MFS Utilities Series
       MFS Investors Trust Series (formerly, Growth With Income Series) MFS High Income Series

                             LLAC VARIABLE ACCOUNT

1. ORGANIZATION (CONTINUED)

    SteinRoe Variable Investment Trust (SRVIT)

       SteinRoe Balanced Fund, Variable Series
       SteinRoe Growth Stock Fund, Variable Series
       SteinRoe Money Market Fund

2. SIGNIFICANT ACCOUNTING POLICIES

ESTIMATES

    The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

    Investments in shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

    If a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company.

INCOME TAXES

    The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

3. NEW AUDIT GUIDE

    Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide.

                             LLAC VARIABLE ACCOUNT

4. EXPENSES

    Liberty's Spectrum Select, a modified single payment variable life insurance contract (SPVUL), has no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. An annual contract fee to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

    Liberty's Spectrum Select Plus, a flexible premium variable life insurance contract (FPVUL), has a deduction made from each purchase payment for taxes and sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based upon a graded table of charges, is deducted. A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder's account at the beginning of each contract month. A monthly contract fee to cover the cost of contract administration is deducted from each contractholder's account at the beginning of each contract month. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.

5. AFFILIATED COMPANY TRANSACTIONS

    The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, an affiliate of the Company, is the investment advisor to the LVIT. Colonial Management Services, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT for all portfolios except the Liberty All-Star Equity Fund. Liberty Asset Management Company, an affiliate of the Company, is the investment sub-advisor for the Liberty All-Star Equity Fund. All of the above affiliates were sold by Liberty Financial Corporation on November 1, 2001.

6. CONTRACT LOANS

    Contractholders are permitted to borrow against the cash value of their account. The loan proceeds are deducted from the Variable Account and recorded in the Company's general account as an asset.

                             LLAC VARIABLE ACCOUNT

7. DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

    The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

                             LLAC VARIABLE ACCOUNT

8. PURCHASES AND SALES OF INVESTMENTS

    The cost of shares purchased, including reinvestment of dividend distributions, and proceeds from shares sold by the Variable Account during 2001 are shown below:

SUBACCOUNT                                                    PURCHASES      SALES
----------                                                    ----------   ----------
AIM V.I. New Technology Fund................................  $     780    $      386
AIM V.I. Capital Appreciation Fund..........................    414,869        27,975
AIM V.I. Government Securities Fund.........................    304,364        26,770
AIM V.I. International Equity Fund..........................    280,889        13,638
Dreyfus Stock Index Fund....................................    791,289       266,302
Dreyfus Variable Investment Fund--Capital Appreciation
  Portfolio.................................................    357,256        17,898
Dreyfus Investment Portfolio--Emerging Leaders Fund.........    146,274        13,402
Dreyfus Investment Portfolio--Technology Growth Fund........     50,815         5,409
Dreyfus Socially Responsible Growth Fund....................     34,684         8,067
Franklin Growth and Income Securities Fund..................      3,019           101
Franklin Large Cap Growth Securities Fund...................    364,156        10,309
Franklin Money Market Fund..................................    181,661        25,765
Franklin Strategic Income Securities Fund...................     50,127         1,315
Templeton Growth Securities Fund............................      2,475           170
Colonial Small Cap Value Fund, Variable Series..............    207,586        17,129
Colonial High Yield Securities Fund, Variable Series........    115,193        40,779
Colonial Strategic Income Fund, Variable Series.............     65,604        27,531
Colonial U.S. Growth & Income Fund, Variable Series.........    544,381       198,427
Liberty All-Star Equity Fund, Variable Series...............     70,209        42,411
MFS Capital Opportunities Series............................    113,851         4,633
MFS Emerging Growth Series..................................    231,693        71,934
MFS Research Series.........................................    104,958        10,916
MFS Utilities Series........................................    230,904         4,917
MFS Investors Trust Series..................................    422,440        35,623
MFS High Income Series......................................    102,468         2,377
SteinRoe Balanced Fund, Variable Series.....................    153,380        45,946
SteinRoe Growth Stock Fund, Variable Series.................    489,001       167,496
SteinRoe Money Market Fund..................................    354,332       234,323
                                                              ----------   ----------
                                                              $6,188,658   $1,321,949
                                                              ==========   ==========

                             LLAC VARIABLE ACCOUNT

9. CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding during 2001 are shown below:

                                                           UNITS        UNITS      NET INCREASE
SUBACCOUNT                                                 ISSUED     REDEEMED       IN UNITS
----------                                                --------   -----------   -------------
AIM V.I. New Technology Fund............................       68           42             26
AIM V.I. Capital Appreciation Fund......................   52,752        4,052         48,700
AIM V.I. Government Securities Fund.....................   26,554        2,359         24,195
AIM V.I. International Equity Fund......................   42,613        2,352         40,261
Dreyfus Stock Index Fund................................   92,538       32,431         60,107
Dreyfus Variable Investment Fund--Capital Appreciation
  Portfolio.............................................   39,036        1,961         37,075
Dreyfus Investment Portfolio--Emerging Leaders Fund.....   15,425        1,301         14,124
Dreyfus Investment Portfolio--Technology Growth Fund....    6,381          651          5,730
Dreyfus Socially Responsible Growth Fund................    4,695        1,205          3,490
Franklin Growth and Income Securities Fund..............      300           10            290
Franklin Large Cap Growth Securities Fund...............   40,099        1,146         38,953
Franklin Money Market Fund..............................   18,008        2,560         15,448
Franklin Strategic Income Securities Fund...............    4,818          130          4,688
Templeton Growth Securities Fund........................      250           18            232
Colonial Small Cap Value Fund, Variable Series..........   16,358        1,278         15,080
Colonial High Yield Securities Fund, Variable Series....   11,643        4,598          7,045
Colonial Strategic Income Fund, Variable Series.........    5,861        2,720          3,141
Colonial U.S. Growth & Income Fund, Variable Series.....   44,748       18,527         26,221
Liberty All-Star Equity Fund, Variable Series...........    7,308        4,664          2,644
MFS Capital Opportunities Series........................   13,937          558         13,379
MFS Emerging Growth Series..............................   36,745       12,990         23,755
MFS Research Series.....................................   11,690        1,532         10,158
MFS Utilities Series....................................   26,000          616         25,384
MFS Investors Trust Series..............................   46,809        4,077         42,732
MFS High Income Series..................................   10,595          244         10,351
SteinRoe Balanced Fund, Variable Series.................   17,057        5,363         11,694
SteinRoe Growth Stock Fund, Variable Series.............   62,017       25,697         36,320
SteinRoe Money Market Fund..............................   33,238       21,902         11,336
                                                          -------      -------        -------
                                                          687,543      154,984        532,559
                                                          =======      =======        =======

                             LLAC VARIABLE ACCOUNT

10. UNIT VALUES

    A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

                                                         AT DECEMBER 31, 2001
                                               -----------------------------------------
                                                           UNIT FAIR VALUE
SUBACCOUNT                                      UNITS     LOWEST TO HIGHEST   NET ASSETS
----------                                     --------   -----------------   ----------
AIM V.I. New Technology Fund (1).............       26     $9.24 to $10.00     $    241
AIM V.I. Capital Appreciation Fund...........   72,588        6.13 to 7.37      489,642
AIM V.I. Government Securities Fund..........   28,252      11.27 to 11.51      320,104
AIM V.I. International Equity Fund...........   57,783        5.43 to 6.24      342,908
Dreyfus Stock Index Fund.....................  109,341        8.12 to 8.39      904,691

Dreyfus Variable Investment Fund--Capital
  Appreciation Portfolio.....................   46,299        8.93 to 9.35      418,628
Dreyfus Investment Portfolio--Emerging
  Leaders Fund (1)...........................   14,124      10.24 to 10.31      145,368
Dreyfus Investment Portfolio--Technology
  Growth Fund (1)............................    5,730        8.12 to 9.31       48,778
Dreyfus Socially Responsible Growth Fund.....   10,068        6.63 to 6.91       67,193
Franklin Growth and Income Securities Fund
  (1)........................................      290       9.76 to 10.79        3,047
Franklin Large Cap Growth Securities Fund
  (1)........................................   38,953        8.92 to 9.15      350,489
Franklin Money Market Fund (1)...............   15,448      10.06 to 10.15      155,897
Franklin Strategic Income Securities Fund
  (1)........................................    4,688      10.10 to 10.18       47,679
Templeton Growth Securities Fund (1).........      232       9.55 to 10.94        2,493
Colonial Small Cap Value Fund, Variable
  Series.....................................   19,620      12.97 to 13.55      261,457
Colonial High Yield Securities Fund, Variable
  Series.....................................   12,176        8.71 to 8.96      107,001
Colonial Strategic Income Fund, Variable
  Series.....................................    8,320      10.08 to 10.20       84,018
Colonial U.S. Growth & Income Fund, Variable
  Series.....................................   46,249      10.38 to 11.18      501,091

                                                     FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2001
                                               ----------------------------------------------------------
                                                EXPENSES RATIO*      INVESTMENT        TOTAL RETURN***
SUBACCOUNT                                     LOWEST TO HIGHEST   INCOME RATIO**     LOWEST TO HIGHEST
----------                                     -----------------   ---------------   --------------------
AIM V.I. New Technology Fund (1).............   0.60% to 1.65%         106.22%           (7.60)% to 0.00%
AIM V.I. Capital Appreciation Fund...........   0.60% to 1.65%          11.44%       (24.51)% to (23.78)%
AIM V.I. Government Securities Fund..........   0.60% to 1.65%           4.85%             4.64% to 5.69%
AIM V.I. International Equity Fund...........   0.60% to 1.65%           4.03%       (24.79)% to (24.00)%
Dreyfus Stock Index Fund.....................   0.60% to 1.65%           1.92%       (13.59)% to (12.69)%
Dreyfus Variable Investment Fund--Capital
  Appreciation Portfolio.....................   0.60% to 1.65%           1.32%        (10.87)% to (9.79)%
Dreyfus Investment Portfolio--Emerging
  Leaders Fund (1)...........................   0.60% to 1.65%           0.00%             2.40% to 3.10%
Dreyfus Investment Portfolio--Technology
  Growth Fund (1)............................   0.60% to 1.65%           0.00%        (18.80)% to (6.90)%
Dreyfus Socially Responsible Growth Fund.....   0.60% to 1.65%           0.07%       (23.88)% to (22.97)%
Franklin Growth and Income Securities Fund
  (1)........................................   0.60% to 1.65%           0.00%           (2.40)% to 7.90%
Franklin Large Cap Growth Securities Fund
  (1)........................................   0.60% to 1.65%           2.14%        (10.80)% to (8.50)%
Franklin Money Market Fund (1)...............   0.60% to 1.65%           1.38%             0.60% to 1.50%
Franklin Strategic Income Securities Fund
  (1)........................................   0.60% to 1.65%           8.80%             1.00% to 1.80%
Templeton Growth Securities Fund (1).........   0.60% to 1.65%           1.28%           (4.50)% to 9.40%
Colonial Small Cap Value Fund, Variable
  Series.....................................   0.60% to 1.65%           2.32%             7.46% to 8.66%
Colonial High Yield Securities Fund, Variable
  Series.....................................   0.60% to 1.65%          13.37%         (4.29)% to (3.34)%
Colonial Strategic Income Fund, Variable
  Series.....................................   0.60% to 1.65%          10.87%             2.13% to 3.13%
Colonial U.S. Growth & Income Fund, Variable
  Series.....................................   0.60% to 1.65%          17.81%         (2.27)% to (1.24)%

                             LLAC VARIABLE ACCOUNT

10. UNIT VALUES (CONTINUED)

                                                         AT DECEMBER 31, 2001
                                               -----------------------------------------
                                                           UNIT FAIR VALUE
SUBACCOUNT                                      UNITS     LOWEST TO HIGHEST   NET ASSETS
----------                                     --------   -----------------   ----------
Liberty All-Star Equity Fund, Variable
  Series.....................................    7,490     $ 8.62 to $9.53     $ 67,330
MFS Capital Opportunities Series (1).........   13,379        8.19 to 8.79      112,880
MFS Emerging Growth Series...................   38,267        4.74 to 6.32      211,888
MFS Research Series..........................   18,630        7.02 to 7.88      131,700
MFS Utilities Series.........................   35,194        7.42 to 8.65      270,628
MFS Investors Trust Series...................   54,585        8.68 to 8.75      476,009
MFS High Income Series (1)...................   10,351        9.69 to 9.75      100,592
SteinRoe Balanced Fund, Variable Series......   16,258        8.55 to 8.99      139,473
SteinRoe Growth Stock Fund, Variable
  Series.....................................   70,957        6.17 to 7.05      465,164
SteinRoe Money Market Fund...................   23,530      10.34 to 10.90      246,909

                                                     FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2001
                                               ----------------------------------------------------------
                                                EXPENSES RATIO*      INVESTMENT        TOTAL RETURN***
SUBACCOUNT                                     LOWEST TO HIGHEST   INCOME RATIO**     LOWEST TO HIGHEST
----------                                     -----------------   ---------------   --------------------
Liberty All-Star Equity Fund, Variable
  Series.....................................   0.60% to 1.65%           3.05%       (14.14)% to (13.28)%
MFS Capital Opportunities Series (1).........   0.60% to 1.65%           0.00%       (18.10)% to (12.10)%
MFS Emerging Growth Series...................   0.60% to 1.65%           6.42%       (34.53)% to (33.89)%
MFS Research Series..........................   0.60% to 1.65%          13.26%       (22.52)% to (21.67)%
MFS Utilities Series.........................   0.60% to 1.65%           7.54%       (25.43)% to (24.65)%
MFS Investors Trust Series...................   0.60% to 1.65%           1.70%       (17.37)% to (16.46)%
MFS High Income Series (1)...................   0.60% to 1.65%           0.00%         (3.10)% to (2.50)%
SteinRoe Balanced Fund, Variable Series......   0.60% to 1.65%           4.74%        (10.75)% to (9.65)%
SteinRoe Growth Stock Fund, Variable
  Series.....................................   0.60% to 1.65%          14.56%       (25.93)% to (25.08)%
SteinRoe Money Market Fund...................   0.60% to 1.65%           4.62%             1.97% to 2.93%

(1) From May 1, 2001 (commencement of operations).

* These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                     YEARS ENDED DECEMBER 31, 2001 AND 2000

                                    CONTENTS

Report of Independent Auditors..............................    F-35

Audited Consolidated Financial Statements

Consolidated Balance Sheets.................................    F-36
Consolidated Statements of Operations.......................    F-37
Consolidated Statements of Changes in Stockholders'
  Equity....................................................    F-38
Consolidated Statements of Cash Flows.......................    F-39
Notes to Consolidated Financial Statements..................    F-41

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Liberty Life Assurance Company of Boston

    We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston as of December 31, 2001 and 2000, and the related consolidated statements of operations, changes in stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2001 and 2000, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.

                                          /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 1, 2002

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                          CONSOLIDATED BALANCE SHEETS

                                                                    DECEMBER 31
                                                              -----------------------
                                                                 2001         2000
                                                              ----------   ----------
                                                                  (IN THOUSANDS)
ASSETS
Investments:
  Fixed maturities, available for sale (cost:
    2001--$3,810,389; 2000--$3,279,885).....................  $4,044,418   $3,415,066
  Equity securities, available for sale (cost: 2001--$24;
    2000--$160).............................................       1,055          844
  Policy loans..............................................      65,776       60,655
  Short-term investments....................................     253,726      197,088
  Other invested assets.....................................      74,028       85,622
                                                              ----------   ----------
Total investments...........................................   4,439,003    3,759,275

Cash and cash equivalents...................................     104,780       18,548
Amounts recoverable from reinsurers.........................     462,941      461,661
Premiums receivable.........................................      26,076       38,681
Federal income taxes recoverable............................      12,280        4,526
Investment income due and accrued...........................      55,374       46,804
Deferred policy acquisition costs...........................     155,451      137,972
Other assets................................................      34,575       29,674
Assets held in separate accounts............................   2,198,234    2,398,576
                                                              ----------   ----------
Total assets................................................  $7,488,714   $6,895,717
                                                              ==========   ==========
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities:
  Future policy benefits....................................  $2,157,595   $1,873,240
  Policyholders' and beneficiaries' funds...................   1,631,697    1,383,996
  Funds withheld on reinsurance.............................     370,725      360,079
  Policy and contract claims................................      46,344       55,716
  Dividends to policyholders................................      13,232       12,953
  Experience rating refund reserves.........................       1,575        3,311
  Liability for participating policies......................      80,324       75,570
  Deferred federal income taxes.............................      99,027       64,932
  Due to Parent.............................................      43,367       37,450
  Accrued expenses and other liabilities....................     408,728      261,682
  Liabilities related to separate accounts..................   2,198,234    2,398,576
                                                              ----------   ----------
Total liabilities...........................................   7,050,848    6,527,505

Stockholders' equity:
  Common stock, $312.50 par value; 8,000 shares authorized,
    issued and outstanding..................................       2,500        2,500
  Additional paid-in capital................................      71,500       56,500
  Retained earnings.........................................     220,836      231,083
  Accumulated other comprehensive income....................     143,030       78,129
                                                              ----------   ----------
Total stockholders' equity..................................     437,866      368,212
                                                              ----------   ----------
Total liabilities and stockholders' equity..................  $7,488,714   $6,895,717
                                                              ==========   ==========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                  YEAR ENDED DECEMBER 31
                                                              -------------------------------
                                                                2001        2000       1999
                                                              ---------   --------   --------
                                                                      (IN THOUSANDS)
Revenues:
  Premiums, net.............................................  $ 518,891   $625,023   $500,602
  Net investment income.....................................    250,061    235,799    192,903
  Realized capital and other (losses) gains on
    investments.............................................    (31,980)    42,113      9,480
  Contractholder charges and assessments....................     21,262     15,463     12,040
  Other revenues............................................     37,294     20,179     23,286
                                                              ---------   --------   --------
Total revenues..............................................    795,528    938,577    738,311

Benefits and expenses:
  Death and other policy benefits...........................    396,754    417,880    309,377
  Recoveries from reinsurers on ceded claims................   (113,755)   (36,964)   (16,383)
  Provision for future policy benefits and other policy
    liabilities.............................................    279,299    274,105    236,204
  Interest credited to policyholders........................     94,170     73,654     50,096
  Change in deferred policy acquisition costs...............    (23,075)   (18,346)   (18,604)
  General expenses..........................................    141,759    140,162    128,570
  Insurance taxes and licenses..............................     16,665     16,228     12,080
  Dividends to policyholders................................     12,577     12,622     12,062
                                                              ---------   --------   --------
Total benefits and expenses.................................    804,394    879,341    713,402
                                                              ---------   --------   --------
(Loss) income before federal income taxes and earnings of
  participating policies....................................     (8,866)    59,236     24,909
Federal income tax (benefit) expense........................     (3,373)    20,480      7,945
                                                              ---------   --------   --------
(Loss) income before earnings of participating policies.....     (5,493)    38,756     16,964

Earnings of participating policies net of federal income tax benefit of $4,072 in 2001, $1,035 in 2000 and $2,032 in
  1999......................................................      4,754       (354)     1,260
                                                              ---------   --------   --------
Net (loss) income...........................................  $ (10,247)  $ 39,110   $ 15,704
                                                              =========   ========   ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
                                 (IN THOUSANDS)

                                                                       ACCUMULATED
                                          ADDITIONAL                      OTHER
                               COMMON      PAID-IN      RETAINED      COMPREHENSIVE
                                STOCK      CAPITAL      EARNINGS         INCOME         TOTAL
                              ---------   ----------   -----------   ---------------   --------
Balance at January 1,
  1999......................   $2,500      $52,500      $176,269        $ 157,044      $388,313
Additional paid-in
  capital...................                 4,000                                        4,000
Comprehensive income:
  Net income................                              15,704                         15,704
  Other comprehensive
    income, net of tax:
    Net unrealized losses on
      investments...........                                             (154,608)     (154,608)
    Foreign currency
      translation
      adjustment............                                                  626           626
                                                                                       --------
Comprehensive loss..........                                                           (138,278)
                               ------      -------      --------        ---------      --------
Balance at December 31,
  1999......................    2,500       56,500       191,973            3,062       254,035
Comprehensive income:
  Net income................                              39,110                         39,110
  Other comprehensive
    income, net of tax:
    Net unrealized gains on
      investments...........                                               79,114        79,114
    Foreign currency
      translation
      adjustment............                                               (4,047)       (4,047)
                                                                                       --------
Comprehensive income........                                                            114,177
                               ------      -------      --------        ---------      --------
Balance at December 31,
  2000......................    2,500       56,500       231,083           78,129       368,212
Additional paid-in
  capital...................                15,000                                       15,000
Comprehensive income:
  Net loss..................                             (10,247)                       (10,247)
  Other comprehensive
    income, net of tax:
    Net unrealized gains on
      investments...........                                               64,003        64,003
    Foreign currency
      translation
      adjustment............                                                  898           898
                                                                                       --------
Comprehensive income........                                                             54,654
                               ------      -------      --------        ---------      --------
Balance at December 31,
  2001......................   $2,500      $71,500      $220,836        $ 143,030      $437,866
                               ======      =======      ========        =========      ========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31
                                                         ---------------------------------------
                                                            2001          2000          1999
                                                         -----------   -----------   -----------
                                                                     (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Premiums collected...................................  $   540,819   $   612,647   $   515,259
  Investment income received...........................      220,381       202,396       163,258
  Other considerations received........................       22,360        20,405        15,864
  Policyholder claims paid.............................     (256,664)     (313,959)     (240,442)
  Surrender benefits paid..............................      (28,772)      (30,522)      (51,610)
  General expenses paid................................     (119,868)     (124,644)     (109,646)
  Insurance taxes and licenses paid....................      (19,389)      (15,104)      (13,279)
  Policyholder dividends paid..........................      (12,298)      (12,051)      (11,568)
  Federal income taxes paid, including capital gains
    taxes..............................................       (2,527)      (42,738)       (3,465)
  Intercompany net receipts (payments).................        5,917        31,476        (7,767)
  Other (payments) receipts............................       (9,157)      (21,029)        4,411
                                                         -----------   -----------   -----------
Net cash provided by operating activities..............      340,802       306,877       261,015

CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from fixed maturities sold..................      518,426       522,325       380,197
  Proceeds from fixed maturities matured...............       64,513         5,190        39,473
  Cost of fixed maturities acquired....................   (1,104,602)   (1,088,358)     (854,037)
  Proceeds from equity securities sold.................        3,608        27,960         7,102
  Cost of equity securities acquired...................       (1,836)       (1,048)         (546)
  Change in policy loans...............................       (5,121)       (3,648)       (3,854)
  Investment cash in transit...........................        3,384           785           574
  Proceeds from short-term investments sold or
    matured............................................    1,294,936     1,329,943     1,026,230
  Cost of short-term investments acquired..............   (1,351,457)   (1,453,675)   (1,061,029)
  Net proceeds from reverse repurchase agreements......        3,064        (6,488)       12,359
  Proceeds from other long-term investments sold.......       16,835        10,123         8,210
  Cost of other long-term investments acquired.........      (14,067)      (18,097)      (16,517)
                                                         -----------   -----------   -----------
Net cash used in investing activities..................     (572,317)     (674,988)     (461,838)

CASH FLOWS FROM FINANCING ACTIVITIES
  Additional paid-in capital...........................       15,000            --         4,000
  Policyholders' deposits on investment contracts......      296,041       387,723       273,565
  Policyholders' withdrawals from investment
    contracts..........................................     (127,407)     (107,734)     (113,834)
  Change in securities loaned..........................      134,113        80,173       (54,021)
                                                         -----------   -----------   -----------
Net cash provided by financing activities..............      317,747       360,162       109,710
                                                         -----------   -----------   -----------
Change in cash and cash equivalents....................       86,232        (7,949)      (91,113)
Cash and cash equivalents, beginning of year...........       18,548        26,497       117,610
                                                         -----------   -----------   -----------
Cash and cash equivalents, end of year.................  $   104,780   $    18,548   $    26,497
                                                         ===========   ===========   ===========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                                                                 YEAR ENDED DECEMBER 31
                                                         ---------------------------------------
                                                            2001          2000          1999
                                                         -----------   -----------   -----------
                                                                     (IN THOUSANDS)
Reconciliation of net (loss) income to net cash
  provided by operating activities:
Net (loss) income......................................  $   (10,247)  $    39,110   $    15,704

Adjustments to reconcile net (loss) income to net cash
  provided by operating activities:
  Realized capital and other losses (gains) on
    investments........................................       31,980       (42,113)       (9,480)
  Accretion of bond discount...........................      (23,252)      (21,243)      (22,412)
  Interest credited to policyholders...................       93,100        73,616        47,244
  Changes in assets and liabilities:
    Amounts recoverable from reinsurers................       (1,280)     (391,060)      (12,324)
    Premiums receivable................................       12,605       (22,238)        5,947
    Investment income due and accrued..................       (8,570)      (11,419)       (6,761)
    Deferred policy acquisition costs..................      (23,075)      (18,346)      (18,604)
    Other assets.......................................       (4,901)      (12,514)       (4,566)
    Future policy benefits.............................      284,355       287,530       250,025
    Funds withheld on reinsurance......................       10,646       360,079            --
    Policy and contract claims.........................       (9,372)       12,788         4,136
    Dividends to policyholders.........................          279           616           511
    Experience rating refund liabilities...............       (1,736)       (1,290)        3,778
    Liability for participating policies...............        4,754          (354)        1,260
    Change in federal income tax balances..............       (7,754)      (22,814)         (315)
    Deferred federal income taxes......................       (3,935)      (11,015)       (9,009)
    Due to Parent......................................        5,917        31,477        (7,435)
    Accrued expenses and other liabilities.............       (8,712)       56,067        23,316
                                                         -----------   -----------   -----------
Net cash provided by operating activities..............  $   340,802   $   306,877   $   261,015
                                                         ===========   ===========   ===========

SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

    Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is directly owned 100% by Liberty Mutual Property-Casualty Holding Corporation, a subsidiary directly owned 90% by Liberty Mutual Insurance Company and 10% by Liberty Mutual Fire Insurance Company (Liberty Mutual).

    The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.

BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PRINCIPLES OF CONSOLIDATION

    The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

    Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

ACCOUNTING CHANGES

    In 2000, the Company adopted Statement of Position (SOP) 98-7, DEPOSIT
ACCOUNTING: ACCOUNTING FOR INSURANCE AND REINSURANCE CONTRACTS THAT DO NOT TRANSFER INSURANCE RISK. SOP 98-7 provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. The adoption of SOP 98-7 did not have a material impact on the Company's consolidated financial statements.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) RECENT ACCOUNTING PRONOUNCEMENTS

    In September 2001, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force reached a consensus on Issue 01-10, ACCOUNTING FOR THE IMPACT OF THE TERRORIST ATTACKS OF SEPTEMBER 11, 2001. Issue 01-10 presents guidance relative to accounting for and financial reporting of the events of September 11, 2001 (the Events), including both how and when to measure, record and report losses and any resulting liabilities which are directly attributable to the Events. Based on a comprehensive review of the Company's operations, the Company believes that the Events had no material financial impact on the Company's results of operations or financial position.

    In March 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles (Codification) effective January 1, 2001. Codification changes prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The Commonwealth of Massachusetts Division of Insurance has adopted Codification as the prescribed basis of accounting on which the Company must report its statutory-basis results effective January 1, 2001. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification is reported as an adjustment to surplus in the statutory-basis financial statements as of January 1, 2001. The implementation of Codification increased the Company's statutory-basis capital and surplus by $5,081 as of January 1, 2001.

INVESTMENTS

    Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes. The cost of fixed maturity and equity investments is adjusted for impairments in value deemed to be other than temporary, and such adjustments are reported as a component of realized capital and other (losses) gains on investments.

    For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in net investment income.

    Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)
    Short-term investments include investments with maturities of less than one year at the date of acquisition.

    Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

    Policy loans are reported at unpaid loan balances.

    Realized capital gains and losses are determined on the specific identification basis.

DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

RECOGNITION OF TRADITIONAL LIFE PREMIUM REVENUE AND RELATED EXPENSES

    Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

RECOGNITION OF UNIVERSAL LIFE REVENUE AND POLICY ACCOUNT BALANCES

    Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders' account balances. Included in such assessments are mortality charges, surrender charges and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 5.25% and 6.3% in 2001, 2000 and 1999.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) INVESTMENT CONTRACTS

    The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for annuity contracts were between 5.25% and 7.5% in 2001, 2000 and 1999. Credited interest rates for structured settlement contracts were between 6.1% and 11.4% in 2001, 2000 and 1999.

FUTURE POLICY BENEFITS

    Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.5% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues and the 1991 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

    The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 6.1% and 11.4%, and the mortality assumptions are based on the 1971 GAM and IAM tables.

    Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Company's experience.

POLICY AND CONTRACT CLAIMS

    Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of operations in the year the claims are settled.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) REINSURANCE

    All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of operations reflect premiums, benefits and settlement expenses net of reinsurance ceded.

    Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

FEDERAL INCOME TAXES

    Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

PARTICIPATING POLICIES

    Participating policies approximate 21%, 23% and 26% of ordinary life insurance in force at December 31, 2001, 2000 and 1999, respectively, and 14%, 7% and 10% of ordinary insurance premium revenue in 2001, 2000 and 1999, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

FOREIGN CURRENCY TRANSLATION

    The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FOREIGN CURRENCY TRANSLATION (CONTINUED) are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of operations.

SEPARATE ACCOUNTS

    Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.

RECLASSIFICATIONS

    Certain prior year amounts have been reclassified to conform to the current year presentation.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

2. INVESTMENTS

FIXED MATURITIES

    The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:

                                                             DECEMBER 31, 2001
                                            ----------------------------------------------------
                                                             GROSS         GROSS
                                             AMORTIZED    UNREALIZED    UNREALIZED       FAIR
                                               COST          GAINS        LOSSES        VALUE
                                            -----------   -----------   -----------   ----------
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies................................  $  262,863     $ 60,382      $   (384)    $  322,861
Debt securities issued by states and
  municipalities..........................      59,756        3,371          (549)        62,578
Corporate securities......................   2,241,492      136,106       (22,448)     2,355,150
U.S. government guaranteed mortgage-backed
  securities..............................   1,246,278       59,956        (2,405)     1,303,829
                                            -----------    --------      --------     ----------
Total fixed maturities available for
  sale....................................  $3,810,389     $259,815      $(25,786)    $4,044,418
                                            ===========    ========      ========     ==========

                                                             DECEMBER 31, 2000
                                            ----------------------------------------------------
                                                             GROSS         GROSS
                                             AMORTIZED    UNREALIZED    UNREALIZED       FAIR
                                               COST          GAINS        LOSSES        VALUE
                                            -----------   -----------   -----------   ----------
U.S. Treasury securities and obligations
  of U.S. government corporations and
  agencies................................  $  270,190     $ 67,873      $ (1,831)    $  336,232
Debt securities issued by states and
  municipalities..........................      66,961        1,835        (1,075)        67,721
Corporate securities......................   1,778,068       87,053       (40,068)     1,825,053
U.S. government guaranteed mortgage-backed
  securities..............................   1,164,666       34,847       (13,453)     1,186,060
                                            -----------    --------      --------     ----------
Total fixed maturities available for
  sale....................................  $3,279,885     $191,608      $(56,427)    $3,415,066
                                            ===========    ========      ========     ==========

    The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity are summarized below:

                                                                 DECEMBER 31, 2001
                                                              ------------------------
                                                               AMORTIZED       FAIR
                                                                 COST         VALUE
                                                              -----------   ----------
Maturity in one year or less................................  $   79,398    $   81,278
Maturity after one year through five years..................     499,462       523,171
Maturity after five years through ten years.................     906,456       960,014
Maturity after ten years....................................   1,078,795     1,176,126
U.S. government guaranteed mortgage-backed securities.......   1,246,278     1,303,829
                                                              -----------   ----------
Total fixed maturities available for sale...................  $3,810,389    $4,044,418
                                                              ===========   ==========

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

2. INVESTMENTS (CONTINUED)

FIXED MATURITIES (CONTINUED)
    The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

    Gross gains of $10,370, $13,227, and $1,809 and gross losses of $26,063, $12,735, and $3,818 were realized on the sales of fixed maturities available for sale during 2001, 2000 and 1999, respectively.

    At December 31, 2001, bonds with a cost of $38,571 were on deposit with state insurance departments to satisfy regulatory requirements.

EQUITY SECURITIES AND OTHER INVESTED ASSETS

    Unrealized gains and losses on investments in equity securities classified as available for sale are reflected in stockholders' equity and do not affect operations. Unrealized gains and losses on other invested assets are reflected in realized capital and other gains (losses) or stockholders' equity based upon the underlying financial statement reporting of the partnerships. The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:

                                                               DECEMBER 31, 2001
                                               -------------------------------------------------
                                                               GROSS         GROSS
                                                            UNREALIZED    UNREALIZED      FAIR
                                                  COST         GAINS        LOSSES       VALUE
                                               ----------   -----------   -----------   --------
Equity securities............................   $    24       $1,031        $    --     $ 1,055
Other invested assets........................    75,248        7,326         (8,546)     74,028
                                                -------       ------        -------     -------
Total........................................   $75,272       $8,357        $(8,546)    $75,083
                                                =======       ======        =======     =======

                                                               DECEMBER 31, 2000
                                               -------------------------------------------------
                                                               GROSS         GROSS
                                                            UNREALIZED    UNREALIZED      FAIR
                                                  COST         GAINS        LOSSES       VALUE
                                               ----------   -----------   -----------   --------
Equity securities............................   $   160       $   690       $    (6)    $   844
Other invested assets........................    77,051        12,659        (4,088)     85,622
                                                -------       -------       -------     -------
Total........................................   $77,211       $13,349       $(4,094)    $86,466
                                                =======       =======       =======     =======

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

2. INVESTMENTS (CONTINUED)
NET INVESTMENT INCOME

    Major categories of the Company's net investment income are summarized below:

                                                                  YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
Investment income:
  Fixed maturities..........................................  $244,631   $229,987   $189,121
  Policy loans..............................................     3,976      3,732      3,224
  Short-term investments and cash equivalents...............     3,031      3,798      2,659
  Other invested assets.....................................     1,686      1,574      1,399
                                                              --------   --------   --------
Gross investment income.....................................   253,324    239,091    196,403

Less investment expenses....................................     3,263      3,292      3,500
                                                              --------   --------   --------
Net investment income.......................................  $250,061   $235,799   $192,903
                                                              ========   ========   ========

REALIZED CAPITAL AND OTHER (LOSSES) GAINS ON INVESTMENTS

    Realized capital and other (losses) gains on investments were derived from the following sources:

                                                                  YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
Fixed maturities............................................  $(15,693)  $    492   $ (2,009)
Equity securities...........................................        --         --      6,568
Other invested assets.......................................   (16,287)    41,621      4,921
                                                              --------   --------   --------
Realized capital and other (losses) gains on investments....  $(31,980)  $ 42,113   $  9,480
                                                              ========   ========   ========

CONCENTRATION OF INVESTMENTS

    There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 2001 and 2000.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

3. REINSURANCE

    Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

                                                         YEAR ENDED DECEMBER 31, 2001
                                               -------------------------------------------------
                                                             ASSUMED       CEDED TO
                                                DIRECT      FROM OTHER       OTHER        NET
                                                AMOUNT      COMPANIES      COMPANIES     AMOUNT
                                               ---------   ------------   -----------   --------
Individual Life and Annuity..................   $258,616     $   147       $  6,568     $252,195
Group Life and Disability....................    346,283         305        108,830      237,758
Group Pension and Other......................     43,354          39         14,455       28,938
                                               ---------     -------       --------     --------
Total premiums...............................   $648,253     $   491       $129,853     $518,891
                                               =========     =======       ========     ========

                                                         YEAR ENDED DECEMBER 31, 2000
                                               -------------------------------------------------
                                                             ASSUMED       CEDED TO
                                                DIRECT      FROM OTHER       OTHER        NET
                                                AMOUNT      COMPANIES      COMPANIES     AMOUNT
                                               ---------   ------------   -----------   --------
Individual Life and Annuity..................   $253,904     $   139       $  3,269     $250,774
Group Life and Disability....................    336,283         304         33,584      303,003
Group Pension and Other......................     76,909       7,005         12,668       71,246
                                               ---------     -------       --------     --------
Total premiums...............................   $667,096     $ 7,448       $ 49,521     $625,023
                                               =========     =======       ========     ========

                                                         YEAR ENDED DECEMBER 31, 1999
                                               -------------------------------------------------
                                                             ASSUMED       CEDED TO
                                                DIRECT      FROM OTHER       OTHER        NET
                                                AMOUNT      COMPANIES      COMPANIES     AMOUNT
                                               ---------   ------------   -----------   --------
Individual Life and Annuity..................   $213,392     $   156       $  2,390     $211,158
Group Life and Disability....................    265,721         306         11,624      254,403
Group Pension and Other......................     22,132      25,043         12,134       35,041
                                               ---------     -------       --------     --------
Total premiums...............................   $501,245     $25,505       $ 26,148     $500,602
                                               =========     =======       ========     ========

    Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

    The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

4. FEDERAL INCOME TAXES

    The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

    Federal income tax (benefit) expense attributable to income from operations was composed of the following:

                                                                   YEAR ENDED DECEMBER 31
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
Current.....................................................   $(5,227)    $19,924     $3,150
Deferred....................................................     1,854         556      4,795
                                                               -------     -------     ------
Federal income tax (benefit) expense........................   $(3,373)    $20,480     $7,945
                                                               =======     =======     ======

    A reconciliation of federal income tax (benefit) expense as recorded in the consolidated statements of operations with expected federal income tax (benefit) expense computed at the applicable federal income tax rate of 35% is summarized below:

                                                                   YEAR ENDED DECEMBER 31
                                                              ---------------------------------
                                                                2001        2000        1999
                                                              ---------   ---------   ---------
Expected income tax (benefit) expense.......................   $(3,103)    $20,733     $8,718
  Adjustments to income taxes resulting from:
    Reconciliation of prior year tax return.................       (72)       (141)       (52)
    Other, net..............................................      (198)       (112)      (721)
                                                               -------     -------     ------
Federal income tax (benefit) expense........................   $(3,373)    $20,480     $7,945
                                                               =======     =======     ======

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

4. FEDERAL INCOME TAXES (CONTINUED)
    The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:

                                                                   DECEMBER 31
                                                              ---------------------
                                                                2001        2000
                                                              ---------   ---------
Deferred tax assets:
  Dividends to policyholders................................  $   3,126   $   3,029
  Unearned interest on policy loans.........................        174         174
  Unearned group premium adjustment.........................         30          21
  Accrued surrender charges on deposit funds................        876       1,047
  Recapture of statutory reinsurance........................     46,997      46,791
  Unrealized loss on other long-term investments............      4,243          --
  Cumulative foreign currency translations..................         --         441
  Other.....................................................      2,289       1,605
                                                              ---------   ---------
Total deferred tax assets...................................     57,735      53,108
                                                              ---------   ---------
Deferred tax liabilities:
  Future policy benefits....................................    (42,646)    (40,948)
  Deferred acquisition costs................................    (27,250)    (23,344)
  Bonds purchased at market discount........................     (5,712)     (3,775)
  Bonds market valuation adjustment.........................    (75,213)    (42,635)
  Unrealized gain on other long-term investments............         --      (3,029)
  Reconciliation of taxes on other long-term investments....     (2,284)     (2,284)
  Deferred and uncollected premium adjustment...............     (2,395)     (1,024)
  Cumulative foreign currency translations..................        (11)         --
  Other.....................................................     (1,251)     (1,001)
                                                              ---------   ---------
Total deferred tax liabilities..............................   (156,762)   (118,040)
                                                              ---------   ---------
Net deferred tax liability..................................  $ (99,027)  $ (64,932)
                                                              =========   =========

    In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

    Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 2001 and 2000 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2001 and 2000.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

5. UNPAID CLAIMS LIABILITY FOR GROUP ACCIDENT AND HEALTH BUSINESS

    The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

                                                                  YEAR ENDED
                                                                  DECEMBER 31
                                                              -------------------
                                                                2001       2000
                                                              --------   --------
Unpaid claim liabilities, at beginning of year..............  $481,353   $403,585
  Less reinsurance recoverables.............................       963      1,394
                                                              --------   --------
Net balance at beginning of year............................   480,390    402,191

Claims incurred related to:
  Current year..............................................   251,811    242,856
  Prior years--incurred.....................................   (21,542)   (22,273)
  Prior years--interest.....................................    22,515     18,249
                                                              --------   --------
Total incurred..............................................   252,784    238,832

Claims paid related to:
  Current year..............................................    75,458     74,554
  Prior years...............................................   103,945     86,079
                                                              --------   --------
Total paid..................................................   179,403    160,633
                                                              --------   --------
Net balance at end of year..................................   553,771    480,390
Add reinsurance recoverables................................       761        963
                                                              --------   --------
Unpaid claim liabilities, at end of year....................  $554,532   $481,353
                                                              ========   ========

    The favorable development in 2001 and 2000 related to claims incurred in prior years resulted from the Company's actual experience being better than expected. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 2001 and 2000.

6. RISK-BASED CAPITAL AND RETAINED EARNINGS

    Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company meets the RBC requirements.

    The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

6. RISK-BASED CAPITAL AND RETAINED EARNINGS (CONTINUED)
    According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(28,212) and $159,243, respectively, at December 31, 2001. Dividends paid to policyholders were $12,298 in 2001, and there were no dividends paid to stockholders in 2001.

7. COMMITMENTS AND CONTINGENCIES

    The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's consolidated financial position or results of operations.

    The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 2001 and 2000, the Company has accrued $441 and $344, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $72, $283, and $101 in 2001, 2000 and 1999, respectively.

8. SEPARATE ACCOUNTS

    Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $4,221, $3,024 and $3,425 for the years ended December 31, 2001, 2000 and 1999, respectively.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

9. BENEFIT PLANS

    Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:

        (a) PENSION PLAN

       Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

       In 1997, Liberty Mutual adopted SFAS No. 87, EMPLOYERS' ACCOUNTING FOR PENSIONS, for vested employees. Assets of the Plans consist primarily of investments in life insurance company separate accounts and a collective investment trust fund, which invests primarily in fixed income and Standard and Poor's Index of 500 equity securities. At December 31, 2001 and 2000, assets of the Plans totaling $2,000,255 and $2,301,358, respectively, were held in separate accounts managed by the Company.

       Under the intercompany pooling agreement, there was no pension expense charged to the Company in 2001, 2000 and 1999.

        (b) POSTRETIREMENT BENEFITS

       Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

       Under the intercompany pooling arrangement, $968, $869 and $935 of postretirement expense was charged to the Company in 2001, 2000 and 1999, respectively.

        (c) THRIFT-INCENTIVE PLAN

       Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2001, 2000 and 1999 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2001, 2000 and 1999 Liberty Mutual matched a percentage of contributions made by employees. Liberty Mutual's expense was $57,000, $54,000 and $56,068 in 2001, 2000 and 1999, respectively.
       Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

10. RELATED-PARTY TRANSACTIONS

    Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides the Company with personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 2001, 2000 and 1999 related to this agreement.

    The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $17,494, $16,903 and $17,135 in 2001, 2000 and 1999, respectively.

    The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $11,958, $61,371 and $9,809 in 2001, 2000 and 1999, respectively.

    Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $173,985, $166,243 and $158,008 in 2001, 2000 and 1999,
respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $1,009,280 and $950,219 at December 31, 2001 and 2000, respectively.

    Liberty Mutual deposited $9,709 with the Company in 2000 to fund certain Liberty Mutual environmental claim transactions. No such deposits were made in 2001. Such amounts have been included in the liability for policyholders' and beneficiaries' funds in the consolidated balance sheets.

    Keyport Life Insurance Company, which was acquired by Sun Life Financial of Canada (U.S.) Holdings, Inc. effective October 31, 2001, ceded 100% of the premiums and benefits of certain structured settlement annuity contracts, with and without life contingencies, to the Company. Premiums under these contracts amounted to $3,971 and $5,488 in 2000 and 1999, respectively. There were no premiums ceded under these contracts in 2001. The related policy and contract reserves with respect to these structured settlement annuity contracts assumed by the Company amounted to $22,487 and $22,353 at December 31, 2001 and 2000, respectively.

    On December 31, 2000, the Company entered into a reinsurance agreement with Liberty Re (Bermuda) Limited to cede to Liberty Re 100% of its existing group life and single premium group annuity business. Premiums and benefits ceded under this agreement amounted to $78,870 and $87,868, respectively, in 2001. The reinsurance recoverable related to the reserves ceded under this agreement amounted to $370,725 and $360,079 at December 31, 2001 and 2000, respectively.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

11. DEFERRED POLICY ACQUISITION COSTS

    Details with respect to deferred policy acquisition costs are summarized below:

                                                                  YEAR ENDED
                                                                  DECEMBER 31
                                                              -------------------
                                                                2001       2000
                                                              --------   --------
Balance, beginning of year..................................  $137,972   $130,283
  Additions.................................................    31,912     23,875
  Amortization..............................................    (8,837)    (5,529)
  Valuation adjustment for unrealized gains on fixed
    maturities..............................................    (5,596)   (10,657)
                                                              --------   --------
Balance, end of year........................................  $155,451   $137,972
                                                              ========   ========

12. STATUTORY FINANCIAL INFORMATION

    The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changed prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

    The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

    Statutory net (loss) income and capital and surplus is as follows:

                                                                2001       2000       1999
                                                              --------   --------   --------
Statutory net (loss) income.................................  $(10,094)  $   (142)  $ 12,947
Statutory capital and surplus...............................   131,031    140,589    141,902

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

13. STOCKHOLDERS' EQUITY

    The components of accumulated other comprehensive income are as follows:

                                                     NET          FOREIGN        ACCUMULATED
                                                 UNREALIZED      CURRENCY           OTHER
                                                    GAINS       TRANSLATION     COMPREHENSIVE
                                                  (LOSSES)      ADJUSTMENT         INCOME
                                                 -----------   -------------   ---------------
Balance at January 1, 1999.....................   $ 154,500       $ 2,544         $ 157,044
Gross unrealized losses (net of deferred income
  tax benefit of $81,494)......................    (151,346)                       (151,346)
Less reclassification adjustment for gains,
  realized in net income (net of tax benefit of
  $2,117)......................................     (11,597)                        (11,597)
Adjustment to deferred policy acquisition costs
  (net of deferred income tax expense of
  $4,488)......................................       8,335                           8,335
                                                  ---------                       ---------
Net unrealized loss............................    (154,608)                       (154,608)
Foreign currency translation adjustment........                       626               626
                                                  ---------       -------         ---------
Balance at December 31, 1999...................        (108)        3,170             3,062
Gross unrealized gains (net of deferred income
  tax expense of $61,133)......................     113,415                         113,415
Less reclassification adjustment for gains,
  realized in net income (net of tax expense of
  $14,740).....................................     (27,373)                        (27,373)
Adjustment to deferred policy acquisition costs
  (net of deferred income tax benefit of
  $3,729)......................................      (6,928)                         (6,928)
                                                  ---------                       ---------
Net unrealized gains...........................      79,114                          79,114
Foreign currency translation adjustment........                    (4,047)           (4,047)
                                                  ---------       -------         ---------
Balance at December 31, 2000...................      79,006          (877)           78,129
Gross unrealized gains (net of deferred income
  tax expense of $19,759)......................      46,853                          46,853
Less reclassification adjustment for losses,
  realized in net income (net of tax benefit of
  $11,193).....................................      20,787                          20,787
Adjustment to deferred policy acquisition costs
  (net of deferred income tax benefit of
  $1,959)......................................      (3,637)                         (3,637)
                                                  ---------                       ---------
Net unrealized gains...........................      64,003                          64,003
Foreign currency translation adjustment........                       898               898
                                                  ---------       -------         ---------
Balance at December 31, 2001...................   $ 143,009       $    21         $ 143,030
                                                  =========       =======         =========

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

13. STOCKHOLDERS' EQUITY (CONTINUED)
    Net unrealized investment gains (losses), included in the consolidated balance sheets as a component of stockholders' equity are summarized below:

                                                                       DECEMBER 31
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
Balance, end of year comprises:
  Unrealized investment gains (losses) on:
    Fixed maturities........................................  $234,029   $135,181   $(15,114)
    Equity investments and other............................     1,031      1,287     19,147
                                                              --------   --------   --------
Total.......................................................   235,060    136,468      4,033
Amounts of unrealized investment gains (losses) attributable to:
    Deferred policy acquisition costs.......................   (15,046)    (9,450)     1,207
    Deferred federal income taxes...........................   (77,005)   (48,012)    (5,348)
                                                              --------   --------   --------
Total.......................................................   (92,051)   (57,462)    (4,141)
                                                              --------   --------   --------
Net unrealized investment gains (losses)....................  $143,009   $ 79,006   $   (108)
                                                              ========   ========   ========

14. SEGMENT INFORMATION

    The Company's business is organized in three principal segments: Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution methods, including Company agents, Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

    The accounting policies of the segments are the same as those described in
Note 1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

14. SEGMENT INFORMATION (CONTINUED)
    The following table summarizes selected financial information by segment:

                                                                  YEAR ENDED DECEMBER 31
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
Revenues:
  Individual Life and Annuity...............................  $472,076   $435,483   $353,355
  Group Life and Disability.................................   311,418    370,248    308,225
  Group Pension and Other...................................    12,034    132,846     76,731
                                                              --------   --------   --------
Total revenues..............................................  $795,528   $938,577   $738,311
                                                              ========   ========   ========
Income (loss) before federal income taxes and earnings of
  participating policies:
  Individual Life and Annuity...............................  $ 30,707   $ 23,123   $ 21,082
  Group Life and Disability.................................    (4,342)    (7,165)    (4,584)
  Group Pension and Other...................................   (35,231)    43,278      8,411
                                                              --------   --------   --------
Total (loss) income before federal income taxes and earnings
  of participating policies.................................  $ (8,866)  $ 59,236   $ 24,909
                                                              ========   ========   ========

                                                                    DECEMBER 31
                                                              -----------------------
                                                                 2001         2000
                                                              ----------   ----------
Assets:
  Individual Life and Annuity...............................  $3,456,001   $2,859,835
  Group Life and Disability.................................     977,750      840,616
  Group Pension and Other...................................   3,054,963    3,195,266
                                                              ----------   ----------
Total assets................................................  $7,488,714   $6,895,717
                                                              ==========   ==========

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the consolidated financial statements and notes thereto:

    FIXED MATURITIES

    Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

    EQUITY SECURITIES

    The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

15. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    POLICY LOANS

    The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

    SHORT-TERM INVESTMENTS

    The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

    OTHER INVESTED ASSETS

    The fair values of other invested assets are based on the fair value of the underlying funds.

    INVESTMENT CONTRACTS

    The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    POLICY ACCOUNT BALANCES

    The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

    Additional data with respect to fair values of the Company's investments is disclosed is Note 2.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                             (AMOUNTS IN THOUSANDS)

15. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)
    The carrying amount and fair value of the Company's financial instruments are summarized below:

                                                   DECEMBER 31, 2001         DECEMBER 31, 2000
                                                -----------------------   -----------------------
                                                 CARRYING       FAIR       CARRYING       FAIR
                                                  AMOUNT       VALUE        AMOUNT       VALUE
                                                ----------   ----------   ----------   ----------
Fixed maturities..............................  $4,044,418   $4,044,418   $3,415,066   $3,415,066
Equity securities.............................       1,055        1,055          844          844
Policy loans..................................      65,776       65,776       60,655       60,655
Short-term investments........................     253,726      253,726      197,088      197,088
Other invested assets.........................      74,028       74,028       85,622       85,622
Individual and group annuities................      77,519       77,474       85,788       85,360

                     APPENDIX A--HYPOTHETICAL ILLUSTRATIONS
                        ILLUSTRATIONS OF ACCOUNT VALUES,
                              SURRENDER VALUES AND
                                 DEATH BENEFITS

    The following tables have been prepared to help show how values under Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

    The illustrations assume annual payment of Planned Premiums in the amount shown in the table, which equals twelve times the Lifetime Guaranteed Coverage Monthly Premium. Payment of this level of Premium each month would guarantee Death Benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken.

    The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 0.60% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. The illustrations also reflect the deduction of the premium expense charge from each Premium payment. The current premium expense charge is 5.5% of each Premium up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. We guarantee that the Premium Expense Charge will not exceed 5.5% of each Premium.

    In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.91%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.93%. Liberty Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

    The tables also reflect applicable charges including monthly cost of insurance charges and a Contract Fee of $9.00 per month for Contracts with Face Amounts of less than $100,000 and $6.00 per month for Contracts with higher Face Amounts. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and premium expense charges. After deduction of these amounts (other than the cost of insurance charges, contract fees and premium expense charges), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of -1.51%, 4.49%, and 10.49%, respectively, on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Face Amount), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

    The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

    The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if all Premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that you have not requested an increase or decrease in Face Amount and no partial withdrawals or transfers have been made.

    The Contract offers two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Face Amount or a percentage of the Account Value. Under Option 2, the Death Benefit will be the greater of the Face Amount plus the Account Value or a percentage of the Account Value. We subtract any outstanding Contract debt and due and unpaid charges before we pay a Death Benefit. The Death Benefit in the illustration is determined under Option 1.

    Values are shown for Contracts which are issued to preferred non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

    In most states, the Contract includes three coverage guarantees: Minimum Guaranteed Coverage, Limited Guaranteed Coverage, and Lifetime Guaranteed Coverage. While any coverage guarantee is in effect, and you have no outstanding Contract debt, your Contract will not lapse if the Cash Value is insufficient to pay the Monthly Deduction. Provided sufficient premium is paid, in most states Lifetime Guaranteed Coverage will be in effect until the later of the Insured's age 75 or 15 years after the Contract Date, and Minimum Guaranteed Coverage will be in effect for the first three Contract Years. In Maryland, Massachusetts, New Jersey, and Texas, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends after 5 Contract Years. If you do not pay sufficient premium, one or more coverage guarantees will terminate. If Limited or Lifetime Guaranteed Coverage terminates for this reason, you will be given a fixed time of at least one year to pay sufficient additional premium to restore the guarantee. Even if all of the coverage guarantees terminate, however, your Contract will not lapse provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. Your Contract will state a monthly premium amount for each coverage guarantee. For a guarantee to remain in effect your total premiums (less any partial withdrawal) must at least equal the relevant monthly premium amount, times the number of months since the Contract Date, minus the relevant monthly premium amounts for the most recent three months. However, if Lifetime Guaranteed Coverage is in effect when the Insured reaches age 100, we will not require payment of additional Premium and the Death Benefit will equal the greater of the Face Amount or 101% of the Account Value.

    If the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If a Contract Loan is outstanding in this situation, the Contract may lapse in accordance with the Grace Period provisions. The Contract also might lapse in this situation if you previously had partial withdrawals and your total Premium payments, minus the amounts withdrawn, were insufficient to keep the Guaranteed Death Benefit in effect.

    The benefit agreements described in the prospectus are available to add optional insurance benefits to your Contract. The charges for benefit agreements are deducted from your Account Value as part of the Monthly Deduction. The attached illustrations do not include any optional insurance benefits.

    Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Planned Premium, and any available Agreements requested.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,088.28 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1
                       VALUES--CURRENT COST OF INSURANCE

                                0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                        --------------------------------   --------------------------------   ----------------------------------
      CONTRACT          ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR             VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT
---------------------   --------   ----------   --------   --------   ----------   --------   ---------   ----------   ---------
   1                        822          22     100,000        877          77     100,000          932         132      100,000
   2                      1,630         830     100,000      1,792         992     100,000        1,961       1,161      100,000
   3                      2,427       1,627     100,000      2,749       1,949     100,000        3,098       2,298      100,000
   4                      3,214       2,494     100,000      3,750       3,030     100,000        4,356       3,636      100,000
   5                      3,981       3,341     100,000      4,789       4,149     100,000        5,738       5,098      100,000
   6                      4,738       4,178     100,000      5,875       5,315     100,000        7,266       6,706      100,000
   7                      5,474       4,994     100,000      7,001       6,521     100,000        8,944       8,464      100,000
   8                      6,189       5,789     100,000      8,167       7,767     100,000       10,790      10,390      100,000
   9                      6,894       6,574     100,000      9,387       9,067     100,000       12,830      12,510      100,000
   10                     7,577       7,417     100,000     10,651      10,491     100,000       15,075      14,915      100,000
   11                     8,241       8,241     100,000     11,964      11,964     100,000       17,549      17,549      100,000
   12                     8,877       8,877     100,000     13,319      13,319     100,000       20,267      20,267      100,000
   13                     9,496       9,496     100,000     14,728      14,728     100,000       23,267      23,267      100,000
   14                    10,096      10,096     100,000     16,193      16,193     100,000       26,577      26,577      100,000
   15                    10,671      10,671     100,000     17,710      17,710     100,000       30,225      30,225      100,000
   16                    11,220      11,220     100,000     19,280      19,280     100,000       34,249      34,249      100,000
   17                    11,742      11,742     100,000     20,907      20,907     100,000       38,689      38,689      100,000
   18                    12,248      12,248     100,000     22,602      22,602     100,000       43,600      43,600      100,000
   19                    12,729      12,729     100,000     24,360      24,360     100,000       49,026      49,026      100,000
   20                    13,175      13,175     100,000     26,177      26,177     100,000       55,017      55,017      104,256
   25                    15,015      15,015     100,000     36,393      36,393     100,000       95,465      95,465      148,690
   30                    15,874      15,874     100,000     48,695      48,695     100,000      161,185     161,185      214,264
   35                    15,068      15,068     100,000     63,535      63,535     100,000      267,703     267,703      323,990
   40                    11,429      11,429     100,000     81,967      81,967     100,000      439,560     439,560      505,835
   45                     2,488       2,488     100,000    105,807     105,807     112,831      717,865     717,865      761,946
   50                         0           0     100,000    135,586     135,586     141,886    1,172,419   1,172,419    1,221,179
   55                         0           0     100,000    171,126     171,126     179,099    1,898,477   1,898,477    1,977,684
   60                         0           0     100,000    212,507     212,507     222,445    3,040,472   3,040,472    3,167,881
   65                         0           0     100,000    264,184     264,184     265,892    4,894,906   4,894,906    4,903,686
   70                         0           0     100,000    329,913     329,913     332,127    7,944,794   7,944,794    7,961,018

ASSUMPTIONS:

(1) ASSUMES THE PLANNED PREMIUM SHOWN IS PAID AT THE BEGINNING OF EACH CONTRACT YEAR.

(2) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(3) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND PREMIUM EXPENSE
    CHARGES.

(4) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(5) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(6) WHERE THE SURRENDER VALUE IS ZERO, THE DEATH BENEFIT IS THE GUARANTEED DEATH BENEFIT. IF PAST PREMIUMS ARE INSUFFICIENT TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT OR INDEBTEDNESS IS OUTSTANDING, A ZERO SURRENDER VALUE WOULD INDICATE

    CONTRACT LAPSE IN THE ABSENCE OF ADDITIONAL PREMIUM PAYMENT. IF YOU TAKE A PARTIAL WITHDRAWAL, THE AMOUNT OF THE WITHDRAWAL IS ADDED TO THE MINIMUM TOTAL PREMIUM PAYMENTS NECESSARY TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT.

    The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,088.28 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1
                      VALUES--GUARANTEED COST OF INSURANCE

                                0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                        --------------------------------   --------------------------------   ----------------------------------
      CONTRACT          ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR             VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT
---------------------   --------   ----------   --------   --------   ----------   --------   ---------   ----------   ---------
   1                        822          22     100,000        877          77     100,000          932         132      100,000
   2                      1,607         807     100,000      1,768         968     100,000        1,936       1,136      100,000
   3                      2,378       1,578     100,000      2,697       1,897     100,000        3,043       2,243      100,000
   4                      3,133       2,413     100,000      3,662       2,942     100,000        4,261       3,541      100,000
   5                      3,871       3,231     100,000      4,666       4,026     100,000        5,601       4,961      100,000
   6                      4,592       4,032     100,000      5,708       5,148     100,000        7,075       6,515      100,000
   7                      5,294       4,814     100,000      6,790       6,310     100,000        8,697       8,217      100,000
   8                      5,976       5,576     100,000      7,911       7,511     100,000       10,480      10,080      100,000
   9                      6,638       6,318     100,000      9,072       8,752     100,000       12,441      12,121      100,000
   10                     7,278       7,118     100,000     10,275      10,115     100,000       14,598      14,438      100,000
   11                     7,894       7,894     100,000     11,518      11,518     100,000       16,971      16,971      100,000
   12                     8,486       8,486     100,000     12,804      12,804     100,000       19,582      19,582      100,000
   13                     9,054       9,054     100,000     14,135      14,135     100,000       22,457      22,457      100,000
   14                     9,596       9,596     100,000     15,510      15,510     100,000       25,624      25,624      100,000
   15                    10,111      10,111     100,000     16,931      16,931     100,000       29,113      29,113      100,000
   16                    10,597      10,597     100,000     18,399      18,399     100,000       32,961      32,961      100,000
   17                    11,053      11,053     100,000     19,914      19,914     100,000       37,205      37,205      100,000
   18                    11,477      11,477     100,000     21,479      21,479     100,000       41,891      41,891      100,000
   19                    11,868      11,868     100,000     23,094      23,094     100,000       47,067      47,067      100,000
   20                    12,224      12,224     100,000     24,760      24,760     100,000       52,789      52,789      100,044
   25                    13,315      13,315     100,000     33,856      33,856     100,000       91,283      91,283      142,193
   30                    12,745      12,745     100,000     44,228      44,228     100,000      153,305     153,305      203,814
   35                     9,390       9,390     100,000     56,002      56,002     100,000      253,026     253,026      306,268
   40                       852         852     100,000     69,588      69,588     100,000      412,131     412,131      474,347
   45                         0           0     100,000     86,644      86,644     100,000      667,577     667,577      708,652
   50                         0           0     100,000    110,661     110,661     115,819    1,083,585   1,083,585    1,128,798
   55                         0           0     100,000    139,210     139,210     145,728    1,736,795   1,736,795    1,809,637
   60                         0           0     100,000    171,113     171,113     179,172    2,737,436   2,737,436    2,853,037
   65                         0           0     100,000    211,109     211,109     212,490    4,351,993   4,351,993    4,360,103
   70                         0           0     100,000    262,562     262,562     264,370    7,006,349   7,006,349    7,021,846

ASSUMPTIONS:

(1) ASSUMES THE PLANNED PREMIUM SHOWN IS PAID AT THE BEGINNING OF EACH CONTRACT YEAR.

(2) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(3) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND PREMIUM EXPENSE CHARGES.

(4) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(5) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(6) WHERE THE SURRENDER VALUE IS ZERO, THE DEATH BENEFIT IS THE GUARANTEED DEATH BENEFIT. IF PAST PREMIUMS ARE INSUFFICIENT TO KEEP THE GUARANTEED DEATH BENEFIT

    IN EFFECT OR INDEBTEDNESS IS OUTSTANDING, A ZERO SURRENDER VALUE WOULD INDICATE CONTRACT LAPSE IN THE ABSENCE OF ADDITIONAL PREMIUM PAYMENT. IF YOU TAKE A PARTIAL WITHDRAWAL, THE AMOUNT OF THE WITHDRAWAL IS ADDED TO THE MINIMUM TOTAL PREMIUM PAYMENTS NECESSARY TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT.

    The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,049.16 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1
                       VALUES--CURRENT COST OF INSURANCE

                                0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                        --------------------------------   --------------------------------   ----------------------------------
      CONTRACT          ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR             VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT
---------------------   --------   ----------   --------   --------   ----------   --------   ---------   ----------   ---------
   1                      4,028         608     250,000      4,291         871     250,000        4,555       1,135      250,000
   2                      7,954       4,534     250,000      8,732       5,312     250,000        9,543       6,123      250,000
   3                     11,807       8,387     250,000     13,357       9,937     250,000       15,039      11,619      250,000
   4                     15,565      12,487     250,000     18,153      15,075     250,000       21,076      17,998      250,000
   5                     19,206      16,470     250,000     23,106      20,370     250,000       27,689      24,953      250,000
   6                     22,754      20,360     250,000     28,246      25,852     250,000       34,965      32,571      250,000
   7                     26,218      24,166     250,000     33,591      31,539     250,000       42,985      40,933      250,000
   8                     29,578      27,868     250,000     39,131      37,421     250,000       51,812      50,102      250,000
   9                     32,857      31,489     250,000     44,898      43,530     250,000       61,558      60,190      250,000
   10                    36,035      35,351     250,000     50,884      50,200     250,000       72,306      71,622      250,000
   11                    39,098      39,098     250,000     57,088      57,088     250,000       84,159      84,159      250,000
   12                    42,026      42,026     250,000     63,504      63,504     250,000       97,229      97,229      250,000
   13                    44,824      44,824     250,000     70,149      70,149     250,000      111,665     111,665      250,000
   14                    47,474      47,474     250,000     77,023      77,023     250,000      127,619     127,619      250,000
   15                    49,965      49,965     250,000     84,132      84,132     250,000      145,272     145,272      250,000
   16                    52,296      52,296     250,000     91,495      91,495     250,000      164,836     164,836      250,000
   17                    54,465      54,465     250,000     99,130      99,130     250,000      186,557     186,557      250,000
   18                    56,458      56,458     250,000    107,049     107,049     250,000      210,669     210,669      263,318
   19                    58,243      58,243     250,000    115,255     115,255     250,000      237,238     237,238      291,822
   20                    59,811      59,811     250,000    123,773     123,773     250,000      266,498     266,498      322,526
   25                    63,710      63,710     250,000    172,016     172,016     250,000      463,287     463,287      533,129
   30                    57,800      57,800     250,000    234,313     234,313     250,000      782,281     782,281      830,305
   35                    33,472      33,472     250,000    315,120     315,120     329,749    1,303,306   1,303,306    1,357,488
   40                         0           0     250,000    412,185     412,185     431,370    2,137,454   2,137,454    2,226,576
   45                         0           0     250,000    526,272     526,272     550,855    3,453,942   3,453,942    3,598,544
   50                         0           0     250,000    668,384     668,384     672,691    5,593,127   5,593,127    5,603,116
   55                         0           0     250,000    848,304     848,304     853,967    9,110,347   9,110,347    9,128,722

ASSUMPTIONS:

(1) ASSUMES THE PLANNED PREMIUM SHOWN IS PAID AT THE BEGINNING OF EACH CONTRACT YEAR.

(2) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(3) VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND PREMIUM EXPENSE
    CHARGES.

(4) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(5) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(6) WHERE THE SURRENDER VALUE IS ZERO, THE DEATH BENEFIT IS THE GUARANTEED DEATH BENEFIT. IF PAST PREMIUMS ARE INSUFFICIENT TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT OR INDEBTEDNESS IS OUTSTANDING, A ZERO SURRENDER VALUE WOULD INDICATE CONTRACT LAPSE IN THE ABSENCE OF ADDITIONAL PREMIUM PAYMENT. IF YOU TAKE A

    PARTIAL WITHDRAWAL, THE AMOUNT OF THE WITHDRAWAL IS ADDED TO THE MINIMUM TOTAL PREMIUM PAYMENTS NECESSARY TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT.

    The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,049.16 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1
                      VALUES--GUARANTEED COST OF INSURANCE

                                0% HYPOTHETICAL                    6% HYPOTHETICAL                     12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                        --------------------------------   --------------------------------   ----------------------------------
      CONTRACT          ACCOUNT    SURRENDER     DEATH     ACCOUNT    SURRENDER     DEATH      ACCOUNT    SURRENDER      DEATH
        YEAR             VALUE       VALUE      BENEFIT     VALUE       VALUE      BENEFIT      VALUE       VALUE       BENEFIT
---------------------   --------   ----------   --------   --------   ----------   --------   ---------   ----------   ---------
   1                      4,028         608     250,000      4,291         871     250,000        4,555       1,135      250,000
   2                      7,705       4,285     250,000      8,475       5,055     250,000        9,278       5,858      250,000
   3                     11,269       7,849     250,000     12,788       9,368     250,000       14,439      11,019      250,000
   4                     14,718      11,640     250,000     17,235      14,157     250,000       20,082      17,004      250,000
   5                     18,048      15,312     250,000     21,817      19,081     250,000       26,256      23,520      250,000
   6                     21,249      18,855     250,000     26,530      24,136     250,000       33,010      30,616      250,000
   7                     24,314      22,262     250,000     31,373      29,321     250,000       40,402      38,350      250,000
   8                     27,232      25,522     250,000     36,343      34,633     250,000       48,496      46,786      250,000
   9                     29,987      28,619     250,000     41,434      40,066     250,000       57,360      55,992      250,000
   10                    32,574      31,890     250,000     46,645      45,961     250,000       67,081      66,397      250,000
   11                    34,978      34,978     250,000     51,973      51,973     250,000       77,755      77,755      250,000
   12                    37,186      37,186     250,000     57,417      57,417     250,000       89,491      89,491      250,000
   13                    39,197      39,197     250,000     62,985      62,985     250,000      102,427     102,427      250,000
   14                    40,995      40,995     250,000     68,676      68,676     250,000      116,712     116,712      250,000
   15                    42,558      42,558     250,000     74,485      74,485     250,000      132,514     132,514      250,000
   16                    43,863      43,863     250,000     80,409      80,409     250,000      150,035     150,035      250,000
   17                    44,886      44,886     250,000     86,447      86,447     250,000      169,514     169,514      250,000
   18                    45,589      45,589     250,000     92,590      92,590     250,000      191,229     191,229      250,000
   19                    45,931      45,931     250,000     98,830      98,830     250,000      215,419     215,419      265,021
   20                    45,871      45,871     250,000    105,169     105,169     250,000      242,027     242,027      292,955
   25                    37,983      37,983     250,000    138,681     138,681     250,000      419,552     419,552      482,888
   30                     8,560       8,560     250,000    176,758     176,758     250,000      704,575     704,575      747,927
   35                         0           0     250,000    227,435     227,435     250,000    1,168,434   1,168,434    1,217,187
   40                         0           0     250,000    301,152     301,152     315,244    1,897,267   1,897,267    1,976,838
   45                         0           0     250,000    384,764     384,764     402,879    3,014,503   3,014,503    3,141,803
   50                         0           0     250,000    489,005     489,005     492,196    4,816,835   4,816,835    4,825,810
   55                         0           0     250,000    622,156     622,156     626,432    7,779,088   7,779,088    7,796,294

ASSUMPTIONS:

(1) ASSUMES THE PLANNED PREMIUM SHOWN IS PAID AT THE BEGINNING OF EACH CONTRACT YEAR.

(2) ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

(3) VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND PREMIUM EXPENSE CHARGES.

(4) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

(5) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

(6) WHERE THE SURRENDER VALUE IS ZERO, THE DEATH BENEFIT IS THE GUARANTEED DEATH BENEFIT. IF PAST PREMIUMS ARE INSUFFICIENT TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT OR INDEBTEDNESS IS OUTSTANDING, A ZERO SURRENDER VALUE WOULD INDICATE

    CONTRACT LAPSE IN THE ABSENCE OF ADDITIONAL PREMIUM PAYMENT. IF YOU TAKE A PARTIAL WITHDRAWAL, THE AMOUNT OF THE WITHDRAWAL IS ADDED TO THE MINIMUM TOTAL PREMIUM PAYMENTS NECESSARY TO KEEP THE GUARANTEED DEATH BENEFIT IN EFFECT.

    The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                           PART II - OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                      REPRESENTATION AS TO FEES AND CHARGES


     Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Flexible Premium Variable Life Insurance Contract hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.


                     REPRESENTATION PURSUANT TO RULE 6e-3(T)


     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the "1940 Act").


                        UNDERTAKING AS TO INDEMNIFICATION


     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

CONTENTS OF THIS REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:


     Facing Sheet
     Cross-Reference Sheet
     Prospectus consisting of 141 pages
     Undertaking to File Reports
     Undertaking As To Indemnification
     Representation As To Fees and Charges
     Representation Pursuant to Rule 6e-3(T)
     Signature Pages
     Exhibits

                                  EXHIBIT LIST

1. Exhibits required by paragraph A of the instructions as to Exhibits of Form N-8B-2

     (1) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account(3)

     (2)  Custodian Agreement (not applicable)

     (3)  (a)  Distribution Agreement(6)

          (b)  Form of Broker-Dealer and General Agent Sales Agreement(9)

          (c)  Schedule of Sales Commissions(5)

     (4) Other Agreements between the depositor, principal underwriter, and custodian with respect to Registrant or its securities (not applicable)

     (5)  (a)  Specimen Contract(7)

          (b)  Specimen Disability Waiver of Monthly Deduction Benefit
               Agreement(4)

          (c)  Specimen Children's Protection Benefit Agreement(4)

          (d) Specimen Disability Waiver of Specified Monthly Premium Benefit Agreement(4)

          (e)  Specimen Primary Insured Term Insurance Benefit Agreement(4)

          (f)  Specimen Additional Insured Term Insurance Benefit Agreement(4)

          (g)  Specimen Accidental Death and Dismemberment Benefit Agreement(4)

          (h)  Specimen Accelerated Death Benefit Agreement(7)

     (6) (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended(1)

          (b)  By-laws of Liberty Life Assurance Company of Boston(2)

     (7)  Not applicable

     (8)  Participation Agreements

          (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC(6)

          (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc.(6)

          (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC.(8)

          (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(6)

          (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp.(6)

          (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc.(6)

          (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                 Fund)(6)

          (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston(6)

          (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios(8)

          (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston(8)

          (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(6)

          (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston(6)

          (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(6)

          (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company(8)


          (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp.(6)

          (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc.(6)

          (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp.(6)

          (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust(8)

     (9)  Other Material Contracts (not applicable)

     (10) (a)  Specimen Application(3)

          (b)  Specimen Variable Life Insurance Supplemental Application(6)

     (11) Code of Ethics (not applicable)

     2.   Opinion and Consent of Counsel(7)

     3.   All financial statements omitted from the Prospectus (not applicable)

     4.   Not applicable

     5.   Financial Data Schedule (not applicable)

     6. Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

     7.   Actuarial Opinion and Consent (filed herewith)

     8.   Consent of Independent Auditors (filed herewith)

     9.   Illustrations (not applicable)

    10.   Table of Surrender Charge Factors and Percentages (5)

    11.   Powers of Attorney (filed herewith)

--------------------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

     (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

     (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

     (4) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 23, 1999.

     (5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed August 27, 1999.

     (6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed on April 28, 2000.

     (7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 28, 2000.

     (8) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

     (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 17, 2002.

                                   SIGNATURES


As required by the Securities Act of 1933, the registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 17th day of April, 2002. Registrant certifies that this amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) and no material event requiring disclosure in the prospectus, other than the one listed in Rule 485(b)(1) has occurred since the effective date of the most recent post-effective amendment to the Registration Statement that included a prospectus.


                                          LLAC Variable Account
                                            (Registrant)


                      By: Liberty Life Assurance Company of Boston
                             (Depositor)


                      By:  /s/ William J. O'Connell
                           ------------------------
                           William J. O'Connell,
                           Assistant General Counsel and Assistant Secretary


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ EDMUND F. KELLY*
--------------------
EDMUND F. KELLY
President, Chief Executive Officer and
      Chairman of the Board


/s/ J. PAUL CONDRIN, III*
-------------------------
J. PAUL CONDRIN, III
Director, Vice President,
Principal Financial and
Principal Accounting Officer

/s/ JOHN B. CONNERS*               /s/ A. ALEXANDER FONTANES*
---------------------              --------------------------
JOHN B. CONNERS                    A. ALEXANDER FONTANES
Director                           Director and Vice President

/s/ CHRISTOPHER C. MANSFIELD*
-----------------------------
CHRISTOPHER C. MANSFIELD
Director

/s/ JEAN M. SCARROW*               /s/ JOHN A. TYMOCHKO
--------------------               ----------------------
JEAN M. SCARROW                    JOHN A. TYMOCHKO
Director and Chief                 Director and Chief
Operating Officer - Group          Operating Officer - Individual

*BY: /s/ William J. O'Connell          April 17, 2002
     ------------------------          --------------
      William J. O'Connell,                 Date
Assistant General Counsel and Assistant Secretary

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 11 of this Registration Statement.

                                  EXHIBIT INDEX



 6.            Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii)

 7.            Actuarial Opinion and Consent

 8.            Consent of Independent Auditors

11.            Powers of Attorney